UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-22920

The Advisors’ Inner Circle Fund III

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 446-3863

Date of fiscal year end: December 31, 2026

Date of reporting period: June 30, 2026

Item 1. Reports to Stockholders.

(a)	A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

The Advisors' Inner Circle Fund III

FS Multi-Strategy Alternatives Fund

Class A Shares - FSMMX

Semi-Annual Shareholder Report: June 30, 2026

This semi-annual shareholder report contains important information about Class A Shares of the FS Multi-Strategy Alternatives Fund (the "Fund") for the period from January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://www.futurestandard.com/investments/fs-multi-strategy-alternatives-fund/class-a. You can also request this information by contacting us at 877-924-4766.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FS Multi-Strategy Alternatives Fund, Class A Shares	$108	2.14%

Key Fund Statistics as of June 30, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$1,466,239	625	$9,261	392%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Mortgage-Backed Securities
160.4%
Corporate Obligations
32.6%
Asset-Backed Securities
15.7%
Convertible Bonds
3.6%
Derivative Contracts (Net)
1.5%
Exchange-Traded Fund
1.2%
Preferred Stock
0.6%
Short-Term Investment
0.0%^
Reverse Repurchase Agreements
-1.5%
Securities Sold Short
-6.1%

Table Summary
Value	Value
Securities Sold Short	-6.1%
Reverse Repurchase Agreements	-1.5%
Short-Term Investment	0.0%Footnote Reference^
Preferred Stock	0.6%
Exchange-Traded Fund	1.2%
Derivative Contracts (Net)	1.5%
Convertible Bonds	3.6%
Asset-Backed Securities	15.7%
Corporate Obligations	32.6%
Mortgage-Backed Securities	160.4%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.
Footnote^	Value shown as 0.0% as a result of rounding.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
FNMA TBA, 5.50%, 7/15/56	105.4%
FNMA TBA, 5.00%, 7/15/56	25.4%
Barclays Bank, 0.00%, 12/29/26	10.1%
Barclays Bank, 0.00%, 12/29/26	3.6%
Societe Generale, 0.00%, 4/20/29	3.2%
Barclays Bank, 0.00%, 12/29/26	2.6%
FNMA TBA, 5.00%, 6/15/56	1.9%
iShares Bitcoin Trust ETF	1.2%
SWCH Commercial Mortgage Trust, 6.97%, 2/15/42, Cl E	0.9%
S&P 500 Annual Dividend Index	0.9%
Footnote	Description
Footnote(A)	Short-Term Investments, if any, are not shown in the top ten holdings.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  877-924-4766

  https://www.futurestandard.com/investments/fs-multi-strategy-alternatives-fund/class-a

Householding

Rule 30e-1 of the Investment Company Act of 1940, as amended, permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 877-924-4766 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

FSMMX-SAR-2026

The Advisors' Inner Circle Fund III

FS Multi-Strategy Alternatives Fund

Class I Shares - FSMSX

Semi-Annual Shareholder Report: June 30, 2026

This semi-annual shareholder report contains important information about Class I Shares of the FS Multi-Strategy Alternatives Fund (the "Fund") for the period from January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://www.futurestandard.com/investments/fs-multi-strategy-alternatives-fund/class-i. You can also request this information by contacting us at 877-924-4766.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FS Multi-Strategy Alternatives Fund, Class I Shares	$95	1.89%

Key Fund Statistics as of June 30, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$1,466,239	625	$9,261	392%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Table Summary
Value	Value
Securities Sold Short	-6.1%
Reverse Repurchase Agreements	-1.5%
Short-Term Investment	0.0%Footnote Reference^
Preferred Stock	0.6%
Exchange-Traded Fund	1.2%
Derivative Contracts (Net)	1.5%
Convertible Bonds	3.6%
Asset-Backed Securities	15.7%
Corporate Obligations	32.6%
Mortgage-Backed Securities	160.4%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.
Footnote^	Value shown as 0.0% as a result of rounding.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
FNMA TBA, 5.50%, 7/15/56	105.4%
FNMA TBA, 5.00%, 7/15/56	25.4%
Barclays Bank, 0.00%, 12/29/26	10.1%
Barclays Bank, 0.00%, 12/29/26	3.6%
Societe Generale, 0.00%, 4/20/29	3.2%
Barclays Bank, 0.00%, 12/29/26	2.6%
FNMA TBA, 5.00%, 6/15/56	1.9%
iShares Bitcoin Trust ETF	1.2%
SWCH Commercial Mortgage Trust, 6.97%, 2/15/42, Cl E	0.9%
S&P 500 Annual Dividend Index	0.9%
Footnote	Description
Footnote(A)	Short-Term Investments, if any, are not shown in the top ten holdings.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  877-924-4766

  https://www.futurestandard.com/investments/fs-multi-strategy-alternatives-fund/class-i

Householding

Rule 30e-1 of the Investment Company Act of 1940, as amended, permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 877-924-4766 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

FSMSX-SAR-2026

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6. Schedule of Investments.

(a)	The Schedules of Investments are included as part of the Financial Statements and Other Information filed under Item 7 of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial statements and financial highlights are filed herein.

THE ADVISORS’ INNER CIRCLE FUND III

2026

SEMI-ANNUAL FINANCIAL STATEMENTS

AND OTHER INFORMATION

FS MULTI-STRATEGY ALTERNATIVES FUND

JUNE 30, 2026

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND JUNE 30, 2026

TABLE OF CONTENTS

Financial Statements (Form N-CSRS Item 7)
Consolidated Schedule of Investments	1
Glossary	74
Consolidated Statement of Assets and Liabilities	75
Consolidated Statement of Operations	77
Consolidated Statements of Changes in Net Assets	79
Consolidated Financial Highlights	81
Notes to Consolidated Financial Statements	85
Other Information (Form N-CSRS Items 8-11)	121

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND JUNE 30, 2026 (Unaudited)

CONSOLIDATED SCHEDULE OF INVESTMENTS

(Percentages are based on Net Assets of $1,466,239 (000))

MORTGAGE-BACKED SECURITIES — 160.4%

	Face Amount (000)		Fair Value (000)
CAYMAN ISLANDS — 0.6%
Acore Issuer, Ser 2026-FL1, Cl E
Callable 09/20/28 @ $100.000
7.039%, TSFR1M + 3.400%, 08/20/43(A)(B)		$2,690	$2,690
Arbor Realty Commercial Real Estate Notes, Ser 2022-FL1, Cl D
Callable 07/15/26 @ $100.000
6.593%, SOFR30A + 3.000%, 01/15/37(A)(B)		1,580	1,580
AREIT Trust, Ser 2022-CRE6, Cl D
Callable 02/17/27 @ $100.000
6.456%, SOFR30A + 2.850%, 01/20/37(A)(B)		270	270
BRSP, Ser 2024-FL2, Cl D
Callable 08/19/26 @ $100.000
8.480%, TSFR1M + 4.841%, 08/19/37(A)(B)		2,000	1,989
MF1, Ser 2022-FL8, Cl E
Callable 07/17/26 @ $100.000
6.789%, TSFR1M + 3.150%, 02/19/37(A)(B)		2,810	2,776
			9,305
IRELAND — 0.5%
Hera Financing DAC, Ser 2024-1A, Cl A
5.647%, SONIA/N + 1.900%, 11/17/34(A)(B)	GBP	4,822	6,418

UNITED STATES — 159.3%
A&D Mortgage Trust, Ser 2024-NQM2, Cl B1
Callable 04/25/27 @ $100.000
8.379%, 04/25/69(A)(B)		$1,807	1,824
A&D Mortgage Trust, Ser 2025-NQM5, Cl B1
Callable 12/25/28 @ $100.000
6.841%, 12/25/70(A)(B)		1,797	1,776
A&D Mortgage Trust, Ser 2026-NQM1, Cl B1
Callable 01/25/30 @ $100.000
6.517%, 02/25/71(A)(B)		1,520	1,492
A10 Issuer, Ser 2025-FL6, Cl E
Callable 05/15/27 @ $100.000
7.665%, TSFR1M + 4.040%, 05/15/42(A)(B)		1,600	1,602
ADMT, Ser 2024-NQM6, Cl B1B
Callable 12/25/27 @ $100.000
7.258%, 01/25/70(A)(B)		400	402

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND JUNE 30, 2026 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued

	Face Amount (000)	Fair Value (000)
UNITED STATES — (continued)
ADMT, Ser 2024-NQM6, Cl B2
Callable 12/25/27 @ $100.000
7.258%, 01/25/70(A)(B)	$410	$407
Angel Oak Mortgage Trust, Ser 2025-8, Cl B1
Callable 07/25/28 @ $100.000
6.957%, 07/25/70(A)(B)	1,205	1,196
Angel Oak Mortgage Trust, Ser 2025-R1, Cl B1
Callable 09/25/28 @ $100.000
6.858%, 07/25/62(A)(B)	1,303	1,282
Arbor Realty Commercial Real Estate Notes, Ser 2025-FL1, Cl D
Callable 01/20/28 @ $100.000
6.932%, TSFR1M + 3.293%, 01/20/43(A)(B)	700	701
Arbor Realty Commercial Real Estate Notes, Ser 2025-FL1, Cl E
Callable 01/20/28 @ $100.000
7.581%, TSFR1M + 3.942%, 01/20/43(A)(B)	3,420	3,419
Arbor Realty Commercial Real Estate Notes, Ser 2026-FL1, Cl E
Callable 09/20/28 @ $100.000
7.339%, TSFR1M + 3.700%, 09/20/43(A)(B)	3,250	3,304
BAMLL Commercial Mortgage Securities Trust, Ser 2020-BOC, Cl A
2.627%, 01/15/32(A)	100	92
BLP Commercial Mortgage Trust, Ser 2025-IND2, Cl E
7.375%, TSFR1M + 3.750%, 12/15/42(A)(B)	3,380	3,391
BSPDF Issuer, Ser 2026-FL4, Cl E
Callable 12/18/28 @ $100.000
7.387%, TSFR1M + 3.750%, 11/18/43(A)(B)	2,500	2,500
BX Commercial Mortgage Trust, Ser 2026-VLT9, Cl E
7.875%, TSFR1M + 4.250%, 03/15/45(A)(B)	1,000	1,000
BX Trust, Ser 2024-VLT4, Cl F
7.563%, TSFR1M + 3.938%, 06/15/41(A)(B)	3,821	3,782
BX Trust, Ser 2025-VLT6, Cl D
6.217%, TSFR1M + 2.592%, 03/15/42(A)(B)	6,000	5,972
BX Trust, Ser 2025-VLT6, Cl E
6.816%, TSFR1M + 3.191%, 03/15/42(A)(B)	7,300	7,264
BX Trust, Ser 2025-VLT7, Cl D
6.875%, TSFR1M + 3.250%, 07/15/44(A)(B)	6,000	6,000

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND JUNE 30, 2026 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued

	Face Amount (000)	Fair Value (000)
UNITED STATES — (continued)
BX Trust, Ser 2025-VLT7, Cl E
7.375%, TSFR1M + 3.750%, 07/15/44(A)(B)	$7,500	$7,505
Cascade Funding Mortgage Trust, Ser 2021-FRR1, Cl CK98
0.000%, 08/29/29(A)(C)	260	190
Chase Home Lending Mortgage Trust, Ser 2024-5, Cl AX1, IO
Callable 12/25/33 @ $100.000
0.158%, 04/25/55(A)(B)	9,884	24
CLNY Trust, Ser 2019-IKPR, Cl C
5.655%, TSFR1M + 2.040%, 11/15/38(A)(B)	2,122	2,048
CLNY Trust, Ser 2019-IKPR, Cl D
6.004%, TSFR1M + 2.389%, 11/15/38(A)(B)	1,330	1,270
COLT Mortgage Loan Trust, Ser 2025-1, Cl B2
Callable 01/25/28 @ $100.000
7.230%, 01/25/70(A)(B)	300	299
COLT Mortgage Loan Trust, Ser 2025-4, Cl B1
Callable 05/25/28 @ $100.000
7.527%, 04/25/70(A)(B)	920	932
COMM Mortgage Trust, Ser 2014-LC17, Cl E
Callable 07/10/26 @ $100.000
3.114%, 10/10/47(A)	199	192
COMM Mortgage Trust, Ser 2014-UBS6, Cl D
Callable 10/10/28 @ $100.000
3.958%, 12/10/47(A)(B)	483	468
COMM Mortgage Trust, Ser 2024-CBM, Cl E
8.192%, 12/10/41(A)(B)	610	608
COMM Mortgage Trust, Ser 2024-CBM, Cl F
8.192%, 12/10/41(A)(B)	2,020	1,950
COMM Mortgage Trust, Ser 2024-WCL1, Cl A
5.466%, TSFR1M + 1.841%, 06/15/41(A)(B)	2,400	2,399
CONE Commercial Mortgage Trust, Ser 2026-DFW3, Cl D
7.355%, 05/15/43(A)(B)	5,250	5,273
CONE Commercial Mortgage Trust, Ser 2026-DFW3, Cl E
8.103%, 05/15/43(A)(B)	5,000	5,031
CONE Trust, Ser 2024-DFW1, Cl C
6.316%, TSFR1M + 2.690%, 08/15/41(A)(B)	4,500	4,484

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND JUNE 30, 2026 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued

	Face Amount (000)	Fair Value (000)
UNITED STATES — (continued)
Connecticut Avenue Securities Trust, Ser 2026-R03, Cl 2M1
Callable 04/25/31 @ $100.000
4.878%, SOFR30A + 1.250%, 04/25/46(A)(B)	$1,748	$1,750
Cross Mortgage Trust, Ser 2023-H1, Cl B1
Callable 07/25/26 @ $100.000
8.252%, 03/25/68(A)(B)	2,500	2,492
Cross Mortgage Trust, Ser 2023-H2, Cl B1
Callable 10/25/26 @ $100.000
8.364%, 11/25/68(A)(B)	3,760	3,762
Cross Mortgage Trust, Ser 2024-H1, Cl B1
Callable 01/25/27 @ $100.000
8.689%, 12/25/68(A)(B)	100	101
Cross Mortgage Trust, Ser 2024-H5, Cl B1B
Callable 07/25/27 @ $100.000
8.118%, 08/26/69(A)(B)	4,180	4,189
Cross Mortgage Trust, Ser 2025-H5, Cl B1B
Callable 06/25/28 @ $100.000
7.626%, 07/25/70(A)(B)	2,585	2,609
CRSNT Trust, Ser 2026-MOON, Cl E
7.125%, TSFR1M + 3.500%, 02/15/43(A)(B)	3,164	3,176
Deephaven Residential Mortgage Trust, Ser 2025-INV1, Cl B2
Callable 11/25/28 @ $100.000
7.217%, 11/25/60(A)(B)	1,152	1,138
Dwight Issuer, Ser 2025-FL1, Cl D
Callable 07/19/27 @ $100.000
7.826%, TSFR1M + 4.189%, 06/18/42(A)(B)	450	453
EFMT, Ser 2025-INV1, Cl B2
Callable 02/25/28 @ $100.000
7.298%, 03/25/70(A)(B)	100	99
EFMT, Ser 2025-NQM4, Cl B2
Callable 08/25/28 @ $100.000
7.503%, 09/25/70(A)(B)	110	108
Ellington Financial Mortgage Trust, Ser 2022-3, Cl M1
Callable 07/25/26 @ $100.000
4.981%, 08/25/67(A)(B)	200	183

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND JUNE 30, 2026 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued

	Face Amount (000)	Fair Value (000)
UNITED STATES — (continued)
FHLMC STACR REMIC Trust, Ser 2026-DNA2, Cl M1
Callable 03/25/31 @ $100.000
4.828%, SOFR30A + 1.200%, 03/25/46(A)(B)	$1,444	$1,445
FHLMC, Ser 2017-356, Cl S5, IO
2.293%, 09/15/47(B)	17,043	1,603
FHLMC, Ser 2022-5250, Cl SA, IO
1.702%, 08/25/52(B)	34,611	1,871
FHLMC, Ser 2022-5252, Cl SP, IO
1.722%, 09/25/52(B)	24,470	1,086
FHLMC, Ser 2022-5255, Cl SA, IO
1.672%, 09/25/52(B)	33,770	1,548
FHLMC, Ser 2023-406, Cl S16, IO
1.872%, 10/25/53(B)	24,990	1,084
FHLMC, Ser 2023-406, Cl S4, IO
2.472%, 10/25/53(B)	37,485	2,319
FHLMC, Ser 2023-406, Cl S43, IO
3.572%, 10/25/53(B)	24,990	2,251
FHLMC, Ser 2023-406, Cl S44, IO
3.372%, 10/25/53(B)	48,856	4,124
FHLMC, Ser 2023-5290, Cl TS, IO
2.622%, 12/25/52(B)	37,065	2,664
FHLMC, Ser 2023-5296, Cl ST, IO
2.622%, 11/25/52(B)	36,505	2,762
FHLMC, Ser 2023-5332, Cl SA, IO
2.372%, 08/25/53(B)	59,540	3,588
FHLMC, Ser 2023-5336, Cl SA, IO
2.172%, 09/25/53(B)	35,535	1,659
FHLMC, Ser 2023-5344, Cl SA, IO
2.022%, 10/25/53(B)	37,590	1,713
FHLMC, Ser 2023-5354, Cl SL, IO
3.222%, 11/25/53(B)	20,162	1,456
FHLMC, Ser 2024-5416, Cl SC, IO
3.372%, 06/25/54(B)	28,535	2,402
FHLMC, Ser 2024-5420, Cl SG, IO
1.572%, 06/25/54(B)	119,016	3,687
FHLMC, Ser 2024-5468, Cl QS, IO
1.072%, 05/25/54(B)	44,866	948
FHLMC, Ser 2024-5472, Cl SB, IO
1.722%, 11/25/54(B)	20,014	738

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND JUNE 30, 2026 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued

	Face Amount (000)	Fair Value (000)
UNITED STATES — (continued)
FHLMC, Ser 2024-5481, Cl SA, IO
1.372%, 12/25/54(B)	$67,668	$1,830
FHLMC, Ser 2026-5634, Cl SP, IO
2.072%, 12/25/54(B)	70,386	3,320
FNMA TBA
5.500%, 07/15/56	1,540,000	1,545,113
5.000%, 07/15/56	379,000	372,382
5.000%, 06/15/56	28,000	27,548
FNMA, Ser 2012-75, Cl DS, IO
2.208%, 07/25/42(B)	7,456	612
FNMA, Ser 2018-73, Cl SC, IO
2.458%, 10/25/48(B)	16,024	1,562
FNMA, Ser 2020-41, Cl IP, IO
4.000%, 09/25/49	9,568	1,714
FNMA, Ser 2020-76, Cl MI, IO
5.500%, 11/25/50	9,427	2,390
FNMA, Ser 2021-87, Cl GI, IO
3.500%, 12/25/51	22,210	4,203
FNMA, Ser 2022-16, Cl QI, IO
3.500%, 04/25/52	19,862	1,991
FNMA, Ser 2022-4, Cl WI, IO
3.000%, 02/25/52	25,295	2,504
FNMA, Ser 2022-40, Cl PS, IO
2.422%, 12/25/51(B)	15,388	766
FNMA, Ser 2022-58, Cl S, IO
1.672%, 09/25/52(B)	42,852	1,928
FNMA, Ser 2022-74, Cl SA, IO
1.172%, 10/25/52(B)	42,500	1,304
FNMA, Ser 2022-74, Cl US, IO
1.372%, 11/25/52(B)	47,693	1,674
FNMA, Ser 2023-11, Cl HS, IO
2.000%, 04/25/53(B)	78,957	3,884
FNMA, Ser 2023-11, Cl SA, IO
2.622%, 04/25/53(B)	38,078	2,555
FNMA, Ser 2023-19, Cl SB, IO
3.222%, 05/25/53(B)	12,555	1,077
FNMA, Ser 2023-431, Cl C35, IO
2.000%, 07/25/37	46,206	2,759
FNMA, Ser 2024-105, Cl SC, IO
2.872%, 01/25/55(B)	47,085	3,176

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND JUNE 30, 2026 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued

	Face Amount (000)	Fair Value (000)
UNITED STATES — (continued)
FNMA, Ser 2024-11, Cl IK, IO
6.500%, 03/25/54	$7,375	$1,389
FNMA, Ser 2024-12, Cl DS, IO
2.422%, 03/25/54(B)	25,270	1,360
FNMA, Ser 2024-22, Cl SA, IO
2.472%, 05/25/54(B)	42,538	2,342
FNMA, Ser 2024-24, Cl SB, IO
2.972%, 09/25/53(B)	25,938	1,764
FNMA, Ser 2024-35, Cl BS, IO
1.572%, 06/25/54(B)	19,275	639
FNMA, Ser 2024-68, Cl SA, IO
2.322%, 09/25/54(B)	37,031	2,026
FNMA, Ser 2024-84, Cl HS, IO
3.472%, 11/25/54(B)	34,983	2,984
FNMA, Ser 2024-88, Cl SC, IO
1.495%, 12/25/54(B)	80,376	2,550
FNMA, Ser 2024-88, Cl SD, IO
2.186%, 12/25/54(B)	77,275	3,701
FNMA, Ser 2024-89, Cl SD, IO
1.472%, 09/25/53(B)	47,044	1,522
FNMA, Ser 2024-90, Cl SB, IO
2.122%, 11/25/53(B)	61,306	2,966
FNMA, Ser 2024-92, Cl SB, IO
1.522%, 12/25/54(B)	55,761	1,724
FNMA, Ser 2024-97, Cl MS, IO
2.272%, 01/25/55(B)	22,429	1,203
FNMA, Ser 2025-4, Cl SB, IO
2.172%, 12/25/53(B)	75,198	3,325
Fontainebleau Miami Beach Mortgage Trust, Ser 2024-FBLU, Cl F
7.875%, TSFR1M + 4.250%, 12/15/39(A)(B)	3,790	3,818
GNMA, Ser 2010-35, Cl AS, IO
1.997%, 03/20/40(B)	8,648	631
GNMA, Ser 2010-37, Cl SG, IO
1.947%, 03/20/40(B)	6,766	486
GNMA, Ser 2011-70, Cl WI, IO
1.097%, 12/20/40(B)	13,708	609
GNMA, Ser 2015-123, Cl SE, IO
1.967%, 09/20/45(B)	8,088	713

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND JUNE 30, 2026 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued

	Face Amount (000)	Fair Value (000)
UNITED STATES — (continued)
GNMA, Ser 2016-77, Cl SC, IO
2.347%, 10/20/45(B)	$10,943	$1,059
GNMA, Ser 2018-100, Cl S, IO
2.447%, 07/20/48(B)	8,529	830
GNMA, Ser 2018-89, Cl LS, IO
2.447%, 06/20/48(B)	14,406	1,279
GNMA, Ser 2018-91, Cl SH, IO
2.497%, 07/20/48(B)	8,333	825
GNMA, Ser 2018-91, Cl SJ, IO
2.497%, 07/20/48(B)	9,263	930
GNMA, Ser 2021-139, Cl WI, IO
4.048%, 11/20/45(B)	10,547	1,686
GNMA, Ser 2021-215, Cl SB, IO
1.191%, 12/20/51(B)	12,674	678
GNMA, Ser 2021-216, Cl IC, IO
3.000%, 12/20/51	23,865	3,417
GNMA, Ser 2022-137, Cl JS, IO
2.391%, 08/20/52(B)	37,055	2,375
GNMA, Ser 2022-148, Cl SJ, IO
2.391%, 08/20/52(B)	27,818	1,833
GNMA, Ser 2022-159, Cl JS, IO
1.641%, 09/20/52(B)	34,322	1,632
GNMA, Ser 2022-193, Cl SA, IO
1.091%, 11/20/52(B)	44,868	1,116
GNMA, Ser 2023-21, Cl SE, IO
1.391%, 02/20/53(B)	21,412	681
GNMA, Ser 2023-23, Cl SB, IO
0.541%, 02/20/53(B)	29,334	440
GNMA, Ser 2023-53, Cl SB, IO
1.941%, 04/20/53(B)	24,731	1,064
GNMA, Ser 2023-56, Cl SE, IO
1.291%, 04/20/53(B)	23,120	673
GNMA, Ser 2023-82, Cl US, IO
3.141%, 06/20/53(B)	10,778	559
GNMA, Ser 2024-108, Cl SB, IO
2.391%, 07/20/54(B)	52,321	3,530
GNMA, Ser 2024-134, Cl QS, IO
2.891%, 08/20/53(B)	50,915	3,443
GNMA, Ser 2024-148, Cl AS, IO
1.711%, 09/20/54(B)	57,750	2,298

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND JUNE 30, 2026 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued

	Face Amount (000)	Fair Value (000)
UNITED STATES — (continued)
GNMA, Ser 2024-151, Cl SH, IO
2.361%, 09/20/54(B)	$106,900	$5,998
GNMA, Ser 2024-44, Cl SG, IO
1.691%, 03/20/54(B)	13,917	468
GNMA, Ser 2024-58, Cl SB, IO
1.741%, 04/20/54(B)	91,984	3,930
GNMA, Ser 2024-65, Cl SV, IO
2.191%, 12/20/53(B)	51,397	2,572
GNMA, Ser 2024-H11, Cl EI, IO
1.082%, 06/20/74(B)	894	61
GNMA, Ser 2024-H14, Cl AI, IO
1.168%, 08/20/74(B)	2,339	148
GNMA, Ser 2024-H20, Cl KI, IO
1.178%, 11/20/74(B)	13,576	1,148
GNMA, Ser 2024-H21, Cl IB, IO
1.145%, 12/20/74(B)	3,635	261
GNMA, Ser 2025-120, Cl AI, IO
6.500%, 05/20/55(B)	3,231	569
GNMA, Ser 2025-120, Cl AS, IO
3.241%, 12/20/53(B)	7,052	550
GNMA, Ser 2025-120, Cl BI, IO
6.000%, 02/20/55(B)	1,912	312
GNMA, Ser 2025-120, Cl BS, IO
2.791%, 01/20/55(B)	34,860	2,282
GNMA, Ser 2025-120, Cl CS, IO
2.541%, 10/20/53(B)	46,910	2,765
GNMA, Ser 2025-120, Cl DS, IO
2.391%, 11/20/53(B)	18,396	1,002
GNMA, Ser 2025-120, Cl ES, IO
1.991%, 02/20/54(B)	18,535	827
GNMA, Ser 2025-120, Cl GS, IO
1.791%, 06/20/54(B)	28,633	1,127
GNMA, Ser 2025-120, Cl HS, IO
1.591%, 09/20/54(B)	16,873	581
GNMA, Ser 2025-120, Cl IS, IO
1.391%, 05/20/55(B)	40,187	1,191
GNMA, Ser 2025-120, Cl LS, IO
2.541%, 04/20/53(B)	55,110	3,942
GNMA, Ser 2025-120, Cl MS, IO
2.541%, 05/20/53(B)	38,355	2,403

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND JUNE 30, 2026 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued

	Face Amount (000)	Fair Value (000)
UNITED STATES — (continued)
GNMA, Ser 2025-120, Cl NS, IO
2.391%, 03/20/55(B)	$64,564	$3,815
GNMA, Ser 2025-120, Cl SB, IO
1.891%, 05/20/53(B)	46,101	2,063
GNMA, Ser 2025-120, Cl SC, IO
1.691%, 03/20/55(B)	20,994	840
GNMA, Ser 2025-131, Cl SB, IO
0.891%, 08/20/55(B)	165,408	3,105
GNMA, Ser 2025-189, Cl SA, IO
0.341%, 11/20/55(B)	328,256	3,559
GNMA, Ser 2025-207, Cl SA, IO
1.191%, 09/20/54(B)	67,108	1,741
GNMA, Ser 2025-218, Cl SJ, IO
2.191%, 04/20/55(B)	96,657	5,382
GNMA, Ser 2025-24, Cl SV, IO
0.554%, 02/20/55(B)	123,444	1,587
GNMA, Ser 2025-26, Cl SG, IO
0.741%, 02/20/55(B)	53,360	782
GNMA, Ser 2025-H19, Cl IA, IO
1.198%, 09/20/75(B)	2,193	168
GNMA, Ser 2026-28, Cl SQ, IO
0.703%, 02/20/56(B)	109,011	1,634
GNMA, Ser 2026-68, Cl DS, IO
2.091%, 04/20/56(B)	67,311	3,328
GNMA, Ser 2026-81, Cl SA, IO
0.581%, 05/20/56(B)	99,689	1,258
GNMA, Ser 2026-81, Cl SM, IO
0.441%, 05/20/56(B)	199,378	2,128
GNMA, Ser 2026-85, Cl SC, IO
1.291%, 05/20/56(B)	50,940	2,213
GS Mortgage-Backed Securities Trust, Ser 2026-NQM1, Cl B2
Callable 01/25/29 @ $100.000
7.575%, 03/25/66(A)(B)	120	119
HOMES Trust, Ser 2025-AFC1, Cl B1
Callable 01/25/28 @ $100.000
7.004%, 01/25/60(A)(B)	1,755	1,762
HOMES Trust, Ser 2025-NQM2, Cl B2
Callable 04/25/28 @ $100.000
7.366%, 02/25/70(A)(B)	230	227

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND JUNE 30, 2026 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued

	Face Amount (000)	Fair Value (000)
UNITED STATES — (continued)
HOMES Trust, Ser 2025-NQM5, Cl B2
Callable 10/25/28 @ $100.000
7.368%, 09/25/70(A)(B)	$930	$916
J.P. Morgan Mortgage Trust, Ser 2023-4, Cl B4
Callable 01/25/34 @ $100.000
6.256%, 11/25/53(A)(B)	248	234
Jackson Park Trust, Ser 2019-LIC, Cl E
3.351%, 10/14/39(A)(B)	420	369
LAQ Mortgage Trust, Ser 2023-LAQ, Cl F
Callable 03/15/27 @ $100.000
10.560%, TSFR1M + 6.934%, 03/15/36(A)(B)	1,125	1,081
LAQ Mortgage Trust, Ser 2023-LAQ, Cl G
Callable 03/15/27 @ $100.000
12.058%, TSFR1M + 8.432%, 03/15/36(A)(B)	405	386
MKT Mortgage Trust, Ser 2020-525M, Cl D
3.039%, 02/12/40(A)(B)	330	276
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C9, Cl E
Callable 06/15/28 @ $100.000
3.915%, 05/15/46(A)(B)	1,030	925
Morgan Stanley Capital I Trust, Ser 2024-BPR2, Cl X, IO
1.056%, 05/05/29(A)(B)	2,232	50
Morgan Stanley Residential Mortgage Loan Trust, Ser 2024-4, Cl B4
Callable 10/25/28 @ $100.000
6.915%, 09/25/54(A)(B)	100	92
Morgan Stanley Residential Mortgage Loan Trust, Ser 2024-INV2, Cl B5
Callable 03/25/31 @ $100.000
7.422%, 02/25/54(A)(B)	98	95
Natixis Commercial Mortgage Securities Trust, Ser 2022-RRI, Cl E
8.818%, TSFR1M + 5.193%, 03/15/35(A)(B)	302	303
New Residential Mortgage Loan Trust, Ser 2024-NQM3, Cl B2
Callable 03/25/33 @ $100.000
7.151%, 11/25/64(A)(B)	460	448

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND JUNE 30, 2026 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued

	Face Amount (000)	Fair Value (000)
UNITED STATES — (continued)
New Residential Mortgage Loan Trust, Ser 2025-NQM2, Cl B1
Callable 02/25/32 @ $100.000
7.242%, 04/25/65(A)(B)	$590	$601
New Residential Mortgage Loan Trust, Ser 2025-NQM2, Cl B2
Callable 02/25/32 @ $100.000
7.242%, 04/25/65(A)(B)	100	102
New Residential Mortgage Loan Trust, Ser 2025-NQM5, Cl B2
Callable 07/25/31 @ $100.000
7.396%, 08/25/65(A)(B)	2,300	2,242
NYC Commercial Mortgage Trust, Ser 2026-1325, Cl E
8.497%, 05/09/41(A)(B)	1,607	1,662
OBX Trust, Ser 2021-INV2, Cl AIO1, IO
Callable 08/25/45 @ $100.000
0.209%, 10/25/51(A)(B)	3,456	37
Olympic Tower Mortgage Trust, Ser 2017-OT, Cl C
4.077%, 05/10/39(A)(B)	1,390	1,306
Olympic Tower Mortgage Trust, Ser 2017-OT, Cl D
4.077%, 05/10/39(A)(B)	150	139
PRPM Trust, Ser 2025-NQM1, Cl B1
Callable 02/25/28 @ $100.000
7.782%, 11/25/69(A)(B)	1,000	1,007
PRPM Trust, Ser 2025-NQM3, Cl B1
Callable 07/25/28 @ $100.000
6.862%, 05/25/70(A)(B)	650	649
PRPM Trust, Ser 2025-RCF6, Cl M2
Callable 12/25/27 @ $100.000
5.500%, 12/25/55(A)(D)	150	144
Rate Mortgage Trust, Ser 2021-J3, Cl AX1, IO
Callable 01/25/45 @ $100.000
0.203%, 10/25/51(A)(B)	1,845	19
Rate Mortgage Trust, Ser 2024-J4, Cl B4
Callable 11/25/31 @ $100.000
6.240%, 12/25/54(A)(B)	1,191	978
RMF Proprietary Issuance Trust, Ser 2021-2, Cl A
Callable 07/25/26 @ $100.000
2.125%, 09/25/61(A)(B)	74	71

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND JUNE 30, 2026 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued

	Face Amount (000)	Fair Value (000)
UNITED STATES — (continued)
SCG Mortgage Trust, Ser 2024-MSP, Cl E
8.562%, TSFR1M + 4.937%, 04/15/41(A)(B)	$3,320	$3,329
Sequoia Mortgage Trust, Ser 2024-9, Cl B4
Callable 08/25/28 @ $100.000
6.491%, 10/25/54(A)(B)	361	349
SG Residential Mortgage Trust, Ser 2025-1, Cl B1
Callable 12/25/28 @ $100.000
6.748%, 12/25/65(A)(B)	1,660	1,637
SG Residential Mortgage Trust, Ser 2026-4, Cl B1
Callable 06/25/29 @ $100.000
6.559%, 07/01/66(A)(B)	720	706
SWCH Commercial Mortgage Trust, Ser 2025-DATA, Cl A
5.068%, TSFR1M + 1.443%, 02/15/42(A)(B)	1,500	1,491
SWCH Commercial Mortgage Trust, Ser 2025-DATA, Cl B
5.468%, TSFR1M + 1.842%, 02/15/42(A)(B)	2,500	2,478
SWCH Commercial Mortgage Trust, Ser 2025-DATA, Cl D
6.267%, TSFR1M + 2.641%, 02/15/42(A)(B)	4,150	4,109
SWCH Commercial Mortgage Trust, Ser 2025-DATA, Cl E
6.966%, TSFR1M + 3.340%, 02/15/42(A)(B)	13,490	13,338
THPT Mortgage Trust, Ser 2023-THL, Cl E
10.745%, 12/10/34(A)(B)	1,500	1,485
THPT Mortgage Trust, Ser 2023-THL, Cl F
7.428%, 12/10/34(A)(B)	1,750	1,720
Verus Securitization Trust, Ser 2023-6, Cl B2
Callable 09/25/26 @ $100.000
7.754%, 09/25/68(A)(B)	1,080	1,080
Verus Securitization Trust, Ser 2024-6, Cl B2
Callable 07/25/27 @ $100.000
7.892%, 07/25/69(A)(B)	100	101
Verus Securitization Trust, Ser 2025-INV1, Cl B2
Callable 02/25/28 @ $100.000
7.290%, 02/25/70(A)(B)	230	230
WCORE Commercial Mortgage Trust, Ser 2024-CORE, Cl E
7.564%, TSFR1M + 3.939%, 11/15/41(A)(B)	3,320	3,326

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND JUNE 30, 2026 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued

	Face Amount (000)	Fair Value (000)
UNITED STATES — (continued)
Wells Fargo Commercial Mortgage Trust, Ser 2025-AGLN, Cl E
7.814%, TSFR1M + 4.189%, 07/15/37(A)(B)	$3,070	$3,025
Wells Fargo Commercial Mortgage Trust, Ser 2025-AURA, Cl A
5.219%, TSFR1M + 1.593%, 10/15/42(A)(B)	4,982	4,985
Wells Fargo Commercial Mortgage Trust, Ser 2025-AURA, Cl E
8.564%, TSFR1M + 4.938%, 10/15/42(A)(B)	2,104	2,111
Wells Fargo Commercial Mortgage Trust, Ser 2025-B33RP, Cl E
7.125%, TSFR1M + 3.500%, 08/15/42(A)(B)	3,630	3,657
Wells Fargo Commercial Mortgage Trust, Ser 2025-DWHP, Cl A
5.967%, TSFR1M + 2.341%, 04/15/38(A)(B)	10,000	10,050
Wells Fargo Commercial Mortgage Trust, Ser 2025-DWHP, Cl E
10.061%, TSFR1M + 6.436%, 04/15/38(A)(B)	2,490	2,587
Wells Fargo Commercial Mortgage Trust, Ser 2026-1250B, Cl E
8.089%, 03/10/41(A)(B)	2,084	2,108
Wells Fargo Mortgage Backed Securities Trust, Ser 2021-RR1, Cl AIO1, IO
Callable 07/25/44 @ $100.000
0.477%, 12/25/50(A)(B)	3,436	102
		2,335,463
TOTAL MORTGAGE-BACKED SECURITIES
(Cost $2,334,551) (000)		2,351,186

CORPORATE OBLIGATIONS — 32.6%

CANADA — 0.3%
goeasy
Callable 07/16/26 @ $103.813
7.625%, 07/01/29(A)	1,095	1,034
Great Canadian Gaming
Callable 11/15/26 @ $104.375
8.750%, 11/15/29(A)	112	112

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND JUNE 30, 2026 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount (000)	Fair Value (000)
CANADA — (continued)
Jones Deslauriers Insurance Management
Callable 08/05/26 @ $104.250
8.500%, 03/15/30(A)	$1,492	$1,522
Skeena Resources
Callable 04/01/28 @ $104.250
8.500%, 04/01/31(A)	1,361	1,430

		4,098
DENMARK — 0.1%
GENMAB
Callable 12/15/28 @ $103.625
7.250%, 12/15/33(A)	938	978

FRANCE — 3.4%
Altice France
Callable 10/01/26 @ $101.000
9.500%, 11/01/29(A)	2,824	2,867
Societe Generale MTN
0.000%, 04/20/29(E)	50,000	47,280

		50,147
PANAMA — 0.1%
Sable International Finance
Callable 10/15/27 @ $103.563
7.125%, 10/15/32(A)	901	894

SWITZERLAND — 0.1%
VistaJet Malta Finance
Callable 08/05/26 @ $102.375
9.500%, 06/01/28(A)	1,426	1,443

UNITED KINGDOM — 16.9%
Avianca Midco 2
Callable 07/07/28 @ $105.125
10.250%, 01/07/32(A)	1,411	1,410

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND JUNE 30, 2026 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount (000)	Fair Value (000)
UNITED KINGDOM — (continued)
Callable 07/07/26 @ $102.250
9.000%, 12/01/28(A)	$716	$732
Barclays Bank MTN
0.000%, 12/29/26(A)(E)	128,049	148,755
0.000%, 12/29/26(A)(E)	62,440	53,296
0.000%, 12/29/26(A)(E)	30,000	38,826
EG Global Finance
12.000%, 11/30/28(A)	5,207	5,529

		248,548
UNITED STATES — 11.7%
1261229 BC
Callable 04/15/28 @ $105.000
10.000%, 04/15/32(A)	1,127	1,141
Acrisure
Callable 08/05/26 @ $104.250
8.500%, 06/15/29(A)	3,810	3,582
Callable 08/05/26 @ $104.125
8.250%, 02/01/29(A)	845	795
Amneal Pharmaceuticals
Callable 08/01/28 @ $103.438
6.875%, 08/01/32(A)	686	712
Arbor Realty SR
Callable 09/15/28 @ $100.000
8.500%, 12/15/28(A)	2,540	2,506
Callable 01/15/30 @ $100.000
7.875%, 07/15/30(A)	4,848	4,563
Arbor Realty Trust
Callable 12/15/26 @ $100.000
4.500%, 03/15/27(A)	1,757	1,705
Arches Buyer
Callable 08/05/26 @ $100.000
6.125%, 12/01/28(A)	3,477	3,425
Atlanticus Holdings
Callable 09/01/27 @ $104.875
9.750%, 09/01/30(A)	560	567
Beacon Mobility
Callable 08/01/27 @ $103.625
7.250%, 08/01/30(A)	957	994

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND JUNE 30, 2026 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount (000)	Fair Value (000)
UNITED STATES — (continued)
Blackstone Mortgage Trust
Callable 03/01/31 @ $100.000
6.250%, 06/01/31(A)	$445	$430
Blue Owl Credit Income
Callable 02/15/30 @ $100.000
5.800%, 03/15/30	2,401	2,339
Burford Capital Global Finance
Callable 01/15/29 @ $104.250
8.500%, 01/15/34(A)	1,307	1,146
Callable 08/05/26 @ $100.000
6.250%, 04/15/28(A)	2,246	2,219
BW Real Estate
Callable 3/30/2030 @ $100.000
9.500, H15T5Y + 5.402% (A)(B)(F)	2,176	2,218
Carvana Co., Strike Price Fixed
Callable 07/16/26 @ $104.500
9.000% Cash/PIK, 06/01/30(A)	6,845	7,076
Century Communities
Callable 02/15/29 @ $100.000
3.875%, 08/15/29(A)	1,276	1,219
Charlotte Buyer
Callable 06/30/28 @ $104.000
8.000%, 06/30/31(A)	955	967
Clarios Global
Callable 09/15/28 @ $103.375
6.750%, 09/15/32(A)	2,010	2,053
Clarivate Science Holdings
Callable 07/16/26 @ $100.000
4.875%, 07/01/29(A)	1,146	1,026
Callable 07/16/26 @ $100.000
3.875%, 07/01/28(A)	266	256
Clear Channel Outdoor Holdings
Callable 10/01/26 @ $103.938
7.875%, 04/01/30(A)	1,234	1,285
Clue Opco
Callable 10/15/26 @ $104.750
9.500%, 10/15/31(A)	1,420	1,365
Credit Acceptance
Callable 03/15/27 @ $103.313
6.625%, 03/15/30(A)	1,780	1,783

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND JUNE 30, 2026 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount (000)	Fair Value (000)
UNITED STATES — (continued)
Dealer Tire Financial
Callable 10/01/27 @ $105.188
10.375%, 10/01/31(A)	$2,921	$2,911
Dorman Products
Callable 06/15/29 @ $103.125
6.250%, 06/15/34(A)	472	477
Dotdash Meredith
Callable 06/15/28 @ $103.813
7.625%, 06/15/32(A)	1,263	1,195
Enpro
Callable 06/01/28 @ $103.063
6.125%, 06/01/33(A)	1,306	1,323
EW Scripps
Callable 08/15/27 @ $104.938
9.875%, 08/15/30(A)	767	671
Fiesta Purchaser
Callable 03/01/27 @ $103.938
7.875%, 03/01/31(A)	565	570
Five Point Operating
Callable 10/01/27 @ $104.000
8.000%, 10/01/30(A)	1,728	1,769
Flagstar Bancorp
Callable 08/01/26 @ $100.000
7.573%, TSFR3M + 3.910%, 11/01/30(B)	973	928
Freedom Funding Center
Callable 10/01/28 @ $106.000
12.000% Cash/PIK, 10/01/32(A)	4,375	4,484
Freedom Mortgage
Callable 07/21/26 @ $100.000
6.625%, 01/15/27(A)	1,787	1,787
Freedom Mortgage Holdings
Callable 04/01/28 @ $103.938
7.875%, 04/01/33(A)	222	217
Gee Automotive Holdings
Callable 03/01/28 @ $103.625
7.250%, 03/01/31(A)	1,006	1,019
Genworth Holdings
Callable 07/21/26 @ $100.000
5.915%, TSFR3M + 2.264%, 11/15/36(B)	1,256	1,055

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND JUNE 30, 2026 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount (000)	Fair Value (000)
UNITED STATES — (continued)
GEO Group
Callable 04/15/27 @ $105.125
10.250%, 04/15/31	$899	$971
Callable 07/16/26 @ $104.313
8.625%, 04/15/29	1,055	1,099
Global Atlantic Finance
Callable 03/01/31 @ $100.000
7.250%, H15T5Y + 3.550%, 03/01/56(A)(B)	3,490	3,420
Gray Media
Callable 07/16/26 @ $105.250
10.500%, 07/15/29(A)	5,088	5,371
iHeartCommunications
Callable 12/20/26 @ $105.813
7.750%, 08/15/30(A)	1,462	1,364
ILFC E-Capital Trust I
Callable 08/05/26 @ $100.000
6.480%, 12/21/65(A)(B)	2,030	1,744
ILFC E-Capital Trust II
Callable 08/05/26 @ $100.000
6.730%, 12/21/65(A)(B)	379	333
Illuminate Buyer
Callable 08/05/26 @ $100.000
9.000%, 07/01/28(A)	4,889	4,886
ION Platform Finance US
Callable 08/05/26 @ $104.750
9.500%, 05/30/29(A)	52	48
Callable 08/05/26 @ $100.000
5.750%, 05/15/28(A)	1,958	1,797
Iris Holding
Callable 08/05/26 @ $102.500
10.000%, 12/15/28(A)	4,451	3,828
Jane Street Group
Callable 11/01/27 @ $103.063
6.125%, 11/01/32(A)	1,341	1,341
Ladder Capital Finance Holdings
Callable 07/01/30 @ $100.000
5.500%, 08/01/30	1,627	1,639
LD Holdings Group
Callable 07/16/26 @ $104.125
8.750%, 11/01/27(A)	3,110	2,863

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND JUNE 30, 2026 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount (000)	Fair Value (000)
UNITED STATES — (continued)
LFS Topco
Callable 07/15/27 @ $104.375
8.750%, 07/15/30(A)	$1,246	$1,252
LifePoint Health
Callable 05/01/29 @ $103.500
7.000%, 05/01/34(A)	608	583
Lindblad Expeditions
Callable 09/15/27 @ $103.500
7.000%, 09/15/30(A)	735	760
Maxim Crane Works Holdings Capital
Callable 08/05/26 @ $105.750
11.500%, 09/01/28(A)	7,046	7,297
Midcap Financial Issuer Trust
Callable 07/21/26 @ $100.000
6.500%, 05/01/28(A)	3,261	3,256
Callable 08/05/26 @ $101.406
5.625%, 01/15/30(A)	4,546	4,382
Mohegan Tribal Gaming Authority
Callable 04/15/27 @ $105.938
11.875%, 04/15/31(A)	2,148	2,327
Callable 04/15/27 @ $104.125
8.250%, 04/15/30(A)	735	766
Muvico
Callable 07/31/27 @ $107.500
15.000%, 02/19/29(A)	1,219	1,332
Nassau of New York
Callable 07/15/27 @ $103.938
7.875%, 07/15/30(A)	2,495	2,384
National Mentor Holdings
Callable 12/15/27 @ $105.250
10.500%, 12/15/30(A)	1,132	1,193
Navient
Callable 03/15/27 @ $105.750
11.500%, 03/15/31	421	444
Callable 07/15/31 @ $100.000
9.375%, 10/15/31	1,492	1,486
Neptune Bidco US
Callable 08/05/26 @ $104.645
9.290%, 04/15/29(A)	2,360	2,407

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND JUNE 30, 2026 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount (000)	Fair Value (000)
UNITED STATES — (continued)
New Enterprise Stone & Lime
Callable 08/05/26 @ $100.000
9.750%, 07/15/28(A)	$3,631	$3,637
Outfront Media Capital
Callable 06/15/29 @ $103.000
6.000%, 06/15/34(A)	1,098	1,096
Oxford Finance
Callable 05/15/28 @ $103.875
7.750%, 05/15/31(A)	1,550	1,536
Par Petroleum
Callable 06/01/29 @ $103.688
7.375%, 06/01/34(A)	315	319
Park River Holdings
Callable 07/16/26 @ $103.000
8.750%, 12/31/30(A)	796	771
Planet Financial Group
Callable 12/15/26 @ $105.250
10.500%, 12/15/29(A)	2,180	2,153
Playtika Holding
Callable 08/05/26 @ $100.000
4.250%, 03/15/29(A)	414	371
PRA Group
Callable 07/16/26 @ $102.094
8.375%, 02/01/28(A)	1,975	2,003
Callable 07/16/26 @ $101.250
5.000%, 10/01/29(A)	1,443	1,363
Provident Funding Associates
Callable 09/15/26 @ $104.875
9.750%, 09/15/29(A)	189	197
Quikrete Holdings
Callable 03/01/28 @ $103.188
6.375%, 03/01/32(A)	741	757
Radiology Partners
Callable 07/15/28 @ $104.250
8.500%, 07/15/32(A)	874	912
Rfna
Callable 02/15/27 @ $103.938
7.875%, 02/15/30(A)	742	748

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND JUNE 30, 2026 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount (000)	Fair Value (000)
UNITED STATES — (continued)
Risewell Homes
Callable 10/01/26 @ $104.625
9.250%, 10/01/29(A)	$1,258	$1,301
Rithm Capital
Callable 06/01/28 @ $104.250
8.500%, 06/01/31(A)	994	996
RR Donnelley & Sons
Callable 06/01/28 @ $105.500
11.000%, 06/01/31(A)	1,821	1,761
Callable 08/05/26 @ $104.750
9.500%, 08/01/29(A)	1,417	1,469
Scripps Escrow II
Callable 08/05/26 @ $100.000
3.875%, 01/15/29(A)	961	877
Service Properties Trust
Callable 06/15/27 @ $104.438
8.875%, 06/15/32	854	879
Callable 07/16/26 @ $100.000
0.000%, 09/30/27(A)(E)	4,740	4,395
Six Flags Entertainment
Callable 07/21/26 @ $101.083
6.500%, 10/01/28	1,619	1,622
Space Exploration Technologies
Callable 05/15/33 @ $100.000
5.650%, 07/15/33(A)	628	624
Callable 06/15/31 @ $100.000
5.350%, 07/15/31(A)	419	418
Staples
Callable 09/01/26 @ $105.375
10.750%, 09/01/29(A)	1,462	1,395
Starwood Property Trust
Callable 10/01/28 @ $100.000
7.250%, 04/01/29(A)	368	380
Callable 12/01/30 @ $100.000
6.125%, 06/01/31(A)	526	529
Synergy Infrastructure Holdings
Callable 12/01/27 @ $103.938
7.875%, 12/01/30(A)	1,895	1,981
Callable 07/15/29 @ $103.500
7.000%, 07/15/34(A)	479	486

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND JUNE 30, 2026 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount (000)	Fair Value (000)
UNITED STATES — (continued)
Team Health Holdings
Callable 08/05/26 @ $107.000
13.500% Cash/PIK, 06/30/28(A)	$5,776	$5,906
TMS International
Callable 07/16/26 @ $100.000
6.250%, 04/15/29(A)	945	946
US Acute Care Solutions
Callable 08/05/26 @ $104.875
9.750%, 05/15/29(A)	2,328	2,195
UWM Holdings
Callable 02/01/27 @ $103.313
6.625%, 02/01/30(A)	285	266
VT Topco
Callable 08/15/26 @ $104.250
8.500%, 08/15/30(A)	1,456	1,477
ZoomInfo Technologies
Callable 07/16/26 @ $100.000
3.875%, 02/01/29(A)	1,279	1,040

		171,157
TOTAL CORPORATE OBLIGATIONS
(Cost $466,652) (000)		477,265

ASSET-BACKED SECURITIES — 15.7%

BERMUDA — 0.7%
Bellemeade Re, Ser 2023-1, Cl M1B
Callable 10/25/28 @ $100.000
7.878%, SOFR30A + 4.250%, 10/25/33(A)(B)	1,148	1,167
Eagle RE, Ser 2023-1, Cl M2
Callable 09/25/28 @ $100.000
8.828%, SOFR30A + 5.200%, 09/26/33(A)(B)	1,150	1,211
Home RE, Ser 2026-1, Cl M1C
Callable 05/25/29 @ $100.000
6.228%, SOFR30A + 2.600%, 01/25/36(A)(B)	1,000	1,006
Home RE, Ser 2026-1, Cl M2
Callable 05/25/29 @ $100.000
6.828%, SOFR30A + 3.200%, 01/25/36(A)(B)	1,150	1,160

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND JUNE 30, 2026 (Unaudited)

ASSET-BACKED SECURITIES — continued

	Face Amount (000)	Fair Value (000)
BERMUDA — (continued)
Radnor RE, Ser 2021-1, Cl M2
Callable 07/25/26 @ $100.000
6.778%, SOFR30A + 3.150%, 12/27/33(A)(B)	$236	$237
Radnor RE, Ser 2021-2, Cl M2
Callable 09/25/27 @ $100.000
8.628%, SOFR30A + 5.000%, 11/25/31(A)(B)	6,000	6,190
		10,971
CAYMAN ISLANDS — 4.3%
1988 CLO 5, Ser 2024-5A, Cl D1
Callable 07/15/26 @ $100.000
6.973%, TSFR3M + 3.300%, 07/15/37(A)(B)	850	850
Anchorage Capital CLO, Ser 2025-17A, Cl DR
Callable 04/15/27 @ $100.000
6.723%, TSFR3M + 3.050%, 02/15/38(A)(B)	1,850	1,815
Anchorage Capital CLO, Ser 2025-21A, Cl ER
Callable 07/20/26 @ $100.000
9.925%, TSFR3M + 6.250%, 10/20/34(A)(B)	470	437
Arini US CLO VII, Ser 2026-7A, Cl E
9.101%, TSFR3M + 5.350%, 07/15/39(A)(B)	250	250
Benefit Street Partners CLO, Ser 2026-50A, Cl E
Callable 07/15/28 @ $100.000
8.851%, TSFR3M + 5.250%, 07/15/39(A)(B)	250	252
CarVal CLO III, Ser 2025-2A, Cl ER2
Callable 07/20/26 @ $100.000
9.675%, TSFR3M + 6.000%, 07/20/32(A)(B)	490	463
CIFC Funding, Ser 2025-4A, Cl ER
Callable 07/16/26 @ $100.000
8.930%, TSFR3M + 5.250%, 07/16/35(A)(B)	750	716
CIFC Funding, Ser 2025-7A, Cl ER
Callable 07/23/26 @ $100.000
8.566%, TSFR3M + 4.900%, 01/23/35(A)(B)	1,500	1,433
Dryden 55 CLO, Ser 2018-55A, Cl E
Callable 07/15/26 @ $100.000
9.335%, TSFR3M + 5.662%, 04/15/31(A)(B)	1,450	1,396
Elmwood CLO 30, Ser 2024-6A, Cl E
Callable 07/17/26 @ $100.000
8.930%, TSFR3M + 5.250%, 07/17/37(A)(B)	500	500

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND JUNE 30, 2026 (Unaudited)

ASSET-BACKED SECURITIES — continued

	Face Amount (000)	Fair Value (000)
CAYMAN ISLANDS — (continued)
Elmwood CLO II, Ser 2024-2A, Cl A2RR
Callable 10/20/26 @ $100.000
5.225%, TSFR3M + 1.550%, 10/20/37(A)(B)	$11,000	$11,008
Empower CLO, Ser 2024-1A, Cl ER
Callable 10/20/26 @ $100.000
9.575%, TSFR3M + 5.900%, 10/20/37(A)(B)	660	646
Fortress Credit BSL VII, Ser 2024-1A, Cl DR
Callable 07/23/26 @ $100.000
6.716%, TSFR3M + 3.050%, 07/23/32(A)(B)	1,090	1,090
Fortress Credit BSL XXV, Ser 2026-2AR, Cl D1R
0.000%, 07/24/37(A)(B)(C)	980	980
Fortress Credit BSL XXV, Ser 2026-2AR, Cl ER
0.000%, 07/24/37(A)(B)(C)	250	250
GCM CLO, Ser 2026-1A, Cl E
Callable 07/20/28 @ $100.000
9.196%, TSFR3M + 5.500%, 07/20/39(A)(B)	250	251
GoldenTree Loan Management US CLO, Ser 2026- 30A, Cl E
Callable 07/20/28 @ $100.000
8.728%, TSFR3M + 4.950%, 07/20/39(A)(B)	300	300
Golub Capital Partners CLO, Ser 2025-53A, Cl ER
Callable 07/20/26 @ $100.000
8.375%, TSFR3M + 4.700%, 07/20/34(A)(B)	2,185	2,028
Harbor Park CLO, Ser 2025-1A, Cl ER2
Callable 07/20/26 @ $100.000
8.925%, TSFR3M + 5.250%, 01/20/31(A)(B)	3,170	2,939
Madison Park Funding XXVII, Ser 2025-27A, Cl ER
Callable 04/20/27 @ $100.000
9.175%, TSFR3M + 5.500%, 04/20/38(A)(B)	250	235
Magnetite XXIII, Ser 2026-23A, Cl ER2
Callable 10/25/26 @ $100.000
8.267%, TSFR3M + 4.600%, 01/25/35(A)(B)	160	154
Magnetite XXXI, Ser 2026-31A, Cl ER
Callable 07/15/26 @ $100.000
8.173%, TSFR3M + 4.500%, 07/15/34(A)(B)	3,500	3,401
Meacham Park CLO, Ser 2024-1A, Cl E
Callable 10/20/26 @ $100.000
9.025%, TSFR3M + 5.350%, 10/20/37(A)(B)	1,500	1,413

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND JUNE 30, 2026 (Unaudited)

ASSET-BACKED SECURITIES — continued

	Face Amount (000)	Fair Value (000)
CAYMAN ISLANDS — (continued)
Neuberger Berman Loan Advisers CLO, Ser 2025- 38A, Cl ER2
Callable 07/20/26 @ $100.000
8.275%, TSFR3M + 4.600%, 10/20/36(A)(B)	$1,795	$1,713
Neuberger Berman Loan Advisers CLO, Ser 2025- 45A, Cl ER
Callable 07/14/26 @ $100.000
8.519%, TSFR3M + 4.850%, 10/14/36(A)(B)	150	140
Neuberger Berman Loan Advisers CLO, Ser 2025- 46A, Cl ER
Callable 07/20/26 @ $100.000
8.825%, TSFR3M + 5.150%, 01/20/37(A)(B)	250	237
Neuberger Berman Loan Advisers CLO, Ser 2025- 47A, Cl ER
Callable 07/14/26 @ $100.000
9.019%, TSFR3M + 5.350%, 04/16/35(A)(B)	150	146
Northwoods Capital XII-B, Ser 2024-12BA, Cl BR
Callable 09/15/26 @ $100.000
5.364%, TSFR3M + 1.700%, 06/15/31(A)(B)	10,500	10,507
Oaktree CLO, Ser 2019-4A, Cl ERR
Callable 07/20/26 @ $100.000
10.265%, TSFR3M + 6.590%, 07/20/37(A)(B)	250	238
OCP CLO, Ser 2026-50A, Cl E
Callable 07/15/28 @ $100.000
0.000%, 07/15/39(A)(B)(C)	250	251
Octagon Investment Partners 29, Ser 2024-1A, Cl ER2
Callable 07/18/26 @ $100.000
10.845%, TSFR3M + 7.170%, 07/18/39(A)(B)	1,500	1,411
OHA Credit Partners VII, Ser 2025-7A, Cl D2R4
Callable 02/20/27 @ $100.000
7.142%, TSFR3M + 3.500%, 02/20/38(A)(B)	2,000	1,962
OHA Credit Partners VII, Ser 2025-7A, Cl ER4
Callable 02/20/27 @ $100.000
8.142%, TSFR3M + 4.500%, 02/20/38(A)(B)	2,000	1,951
Regatta XX Funding, Ser 2025-2A, Cl ER
Callable 01/15/27 @ $100.000
8.573%, TSFR3M + 4.900%, 01/15/38(A)(B)	2,000	1,946
Renew, Ser 2024-2A, Cl A
Callable 07/20/42 @ $100.000
5.326%, 11/20/60(A)	7,658	7,383

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND JUNE 30, 2026 (Unaudited)

ASSET-BACKED SECURITIES — continued

	Face Amount (000)		Fair Value (000)
CAYMAN ISLANDS — (continued)
RR 16, Ser 2026-16A, Cl DR2
8.837%, TSFR3M + 5.150%, 07/15/41(A)(B)		$500	$500
Sixth Street CLO IX, Ser 2024-9A, Cl D1R
Callable 07/21/26 @ $100.000
6.772%, TSFR3M + 3.100%, 07/21/37(A)(B)		300	299
Sona US CLO 1, Ser 2026-1A, Cl E
Callable 04/25/28 @ $100.000
10.390%, TSFR3M + 6.750%, 04/25/39(A)(B)		425	425
Sona US CLO 2, Ser 2026-2A, Cl E
9.175%, TSFR3M + 5.400%, 07/22/39(A)(B)		375	375
Symphony CLO XX, Ser 2019-20A, Cl E
Callable 07/16/26 @ $100.000
10.231%, TSFR3M + 6.552%, 01/16/32(A)(B)		250	237
			62,528
IRELAND — 0.2%
Hayfin Emerald CLO V DAC, Ser 2024-5A, Cl ER
Callable 08/17/26 @ $100.000
9.289%, EUR003M + 7.050%, 11/17/37(A)(B)	EUR	2,760	3,152

JERSEY — 0.3%
BSL CLO, Ser 2024-5A, Cl D1
Callable 01/20/27 @ $100.000
6.775%, TSFR3M + 3.100%, 01/20/38(A)(B)		$440	440
Fortress Credit BSL XVIII, Ser 2025-1A, Cl D1R
Callable 07/23/26 @ $100.000
7.566%, TSFR3M + 3.900%, 04/23/36(A)(B)		430	431
Fortress Credit BSL XX, Ser 2026-3A, Cl DR
Callable 07/23/27 @ $100.000
6.616%, TSFR3M + 2.950%, 01/23/37(A)(B)		1,080	1,081
Juniper Valley Park CLO, Ser 2025-1A, Cl ERR
Callable 07/20/26 @ $100.000
8.425%, TSFR3M + 4.750%, 07/20/36(A)(B)		2,770	2,605
			4,557
UNITED STATES — 10.2%
ACHV ABS Trust, Ser 2023-4CP, Cl E
Callable 07/25/26 @ $100.000
10.500%, 11/25/30(A)		60	60

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND JUNE 30, 2026 (Unaudited)

ASSET-BACKED SECURITIES — continued

	Face Amount (000)	Fair Value (000)
UNITED STATES — (continued)
Affirm Asset Securitization Trust, Ser 2023-X1, Cl D
Callable 07/15/26 @ $100.000
9.550%, 11/15/28(A)	$21	$21
Affirm Asset Securitization Trust, Ser 2024-B, Cl E
Callable 09/15/26 @ $100.000
7.350%, 09/15/29(A)	2,000	2,007
Affirm Master Trust, Ser 2025-1A, Cl E
7.180%, 02/15/33(A)	5,000	5,020
Aligned Data Centers Issuer, Ser 2021-1A, Cl B
Callable 07/15/26 @ $100.000
2.482%, 08/15/46(A)	2,000	1,992
Aligned Data Centers Issuer, Ser 2026-1A, Cl B
Callable 06/15/29 @ $100.000
6.688%, 06/15/56(A)	1,000	1,003
ALLO Issuer, Ser 2026-1A, Cl C
Callable 06/20/29 @ $100.000
7.456%, 06/20/56(A)	2,150	2,167
Ally Bank Auto Credit-Linked Notes, Ser 2024-A, Cl G
Callable 12/15/27 @ $100.000
12.748%, 05/17/32(A)	214	219
Avant Loans Funding Trust, Ser 2025-REV1, Cl D
Callable 12/15/26 @ $100.000
8.390%, 05/15/34(A)	725	729
Avis Budget Rental Car Funding AESOP, Ser 2026-2A, Cl D
Callable 08/20/31 @ $100.000
7.040%, 08/20/32(A)	1,640	1,620
Avis Budget Rental Car Funding, Ser 2026-4A, Cl D
Callable 12/20/31 @ $100.000
7.670%, 12/20/32(A)	150	152
Bellemeade Re, Ser 2025-1, Cl M1B
Callable 10/25/29 @ $100.000
6.128%, SOFR30A + 2.500%, 10/25/35(A)(B)	1,750	1,757
Bellemeade Re, Ser 2025-1, Cl M1C
Callable 10/25/29 @ $100.000
6.878%, SOFR30A + 3.250%, 10/25/35(A)(B)	1,750	1,771
Blue Stream Issuer, Ser 2023-1A, Cl C
Callable 11/20/26 @ $100.000
8.898%, 05/20/53(A)	1,000	1,012

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY
ALTERNATIVES FUND
JUNE 30, 2026
(Unaudited)

ASSET-BACKED SECURITIES — continued

	Face Amount (000)	Fair Value (000)
UNITED STATES — (continued)
Bluepeak ABS Issuer, Ser 2025-1A, Cl B
Callable 12/20/28 @ $100.000
6.491%, 12/20/55(A)	$1,000	$1,009
Carvana Auto Receivables Trust, Ser 2024-N3, Cl E
Callable 11/10/29 @ $100.000
7.660%, 04/12/32(A)	2,120	2,139
Carvana Auto Receivables Trust, Ser 2025-N1, Cl E
Callable 02/10/30 @ $100.000
7.730%, 08/10/32(A)	5,058	5,120
Centersquare Issuer, Ser 2024-1A, Cl B
Callable 10/25/27 @ $100.000
5.600%, 10/26/54(A)	1,000	964
Consolidated Communications, Ser 2025-1A, Cl C
Callable 05/20/28 @ $100.000
9.408%, 05/20/55(A)	5,000	5,214
Consolidated Communications, Ser 2025-4A, Cl C
Callable 12/20/28 @ $100.000
8.098%, 12/20/55(A)	2,500	2,560
Consumer Portfolio Services Auto Trust, Ser 2025-B, Cl E
Callable 08/15/29 @ $100.000
7.950%, 03/15/33(A)	2,620	2,711
CPS Auto Receivables Trust, Ser 2026-A, Cl E
Callable 04/15/30 @ $100.000
6.660%, 08/15/33(A)	1,000	980
Ent Auto Receivables Trust, Ser 2023-1A, Cl D
Callable 06/15/28 @ $100.000
7.700%, 03/17/31(A)	1,560	1,612
Exeter Automobile Receivables Trust, Ser 2025-3A, Cl E
Callable 09/15/29 @ $100.000
7.520%, 12/15/32(A)	2,300	2,338
Exeter Automobile Receivables Trust, Ser 2026-1A, Cl E
Callable 10/15/30 @ $100.000
6.690%, 08/15/33(A)	3,000	2,934
Exeter Automobile Receivables Trust, Ser 2026-2A, Cl E
Callable 01/15/31 @ $100.000
7.540%, 11/15/33(A)	3,370	3,403

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY
ALTERNATIVES FUND
JUNE 30, 2026
(Unaudited)

ASSET-BACKED SECURITIES — continued

	Face Amount (000)	Fair Value (000)
UNITED STATES — (continued)
Exeter Automobile Receivables Trust, Ser 2026-3A, Cl E
Callable 03/15/31 @ $100.000
7.420%, 07/17/34(A)	$3,290	$3,288
Exeter Select Automobile Receivables Trust, Ser 2026-1, Cl E
Callable 04/15/31 @ $100.000
7.690%, 06/15/34(A)	280	281
FIGRE Trust, Ser 2025-HE8, Cl E
Callable 03/25/33 @ $100.000
7.250%, 11/25/55(A)(B)	200	204
Flatiron CLO 23, Ser 2025-1A, Cl ER
Callable 07/17/26 @ $100.000
8.630%, TSFR3M + 4.950%, 04/17/36(A)(B)	2,100	2,076
Flexential Issuer, Ser 2025-1A, Cl A2
Callable 10/25/28 @ $100.000
6.030%, 10/25/60(A)	6,500	6,468
Flexential Issuer, Ser 2025-1A, Cl C
Callable 10/25/28 @ $100.000
8.540%, 10/25/60(A)	5,000	5,047
GLS Auto Receivables Issuer Trust, Ser 2025-1A, Cl E
Callable 07/15/29 @ $100.000
7.190%, 03/15/32(A)	4,250	4,347
GLS Auto Receivables Issuer Trust, Ser 2025-2A, Cl E
Callable 08/15/29 @ $100.000
7.730%, 06/15/32(A)	1,720	1,788
GLS Auto Receivables Issuer Trust, Ser 2026-1A, Cl E
Callable 08/15/30 @ $100.000
6.510%, 03/15/33(A)	2,000	1,984
GoodLeap Home Improvement Solutions Trust, Ser 2024-1A, Cl C
8.940%, 10/20/46(A)	749	771
GS Mortgage-Backed Securities Trust, Ser 2025-HE2, Cl B1
Callable 10/25/28 @ $100.000
6.728%, SOFR30A + 3.100%, 12/25/65(A)(B)	950	985
Hertz Vehicle Financing III, Ser 2023-4A, Cl D
9.440%, 03/25/30(A)	290	300

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY
ALTERNATIVES FUND
JUNE 30, 2026
(Unaudited)

ASSET-BACKED SECURITIES — continued

	Face Amount (000)	Fair Value (000)
UNITED STATES — (continued)
Hertz Vehicle Financing III, Ser 2025-2A, Cl D
Callable 09/25/30 @ $100.000
8.340%, 09/25/31(A)	$1,280	$1,291
Hertz Vehicle Financing III, Ser 2026-1A, Cl D
Callable 06/25/29 @ $100.000
7.910%, 11/25/30(A)	1,680	1,681
Home RE, Ser 2023-1, Cl M2
Callable 10/25/28 @ $100.000
9.628%, SOFR30A + 6.000%, 10/25/33(A)(B)	1,063	1,133
Hotwire Funding, Ser 2024-1A, Cl C
Callable 06/20/27 @ $100.000
9.188%, 06/20/54(A)	140	145
Island Finance Trust, Ser 2025-1A, Cl B
Callable 11/17/26 @ $100.000
7.950%, 03/19/35(A)	300	302
Island Finance Trust, Ser 2025-1A, Cl C
Callable 11/17/26 @ $100.000
10.000%, 03/19/35(A)	350	352
Kapitus Asset Securitization V, Ser 2025-1A, Cl D
Callable 05/10/27 @ $100.000
10.920%, 04/10/32(A)	550	567
Kinetic ABS Issuer, Ser 2026-1A, Cl C
Callable 02/25/29 @ $100.000
7.653%, 02/25/56(A)	3,500	3,551
Lendmark Funding Trust, Ser 2024-2A, Cl E
Callable 10/20/27 @ $100.000
8.470%, 02/21/34(A)	885	899
Mariner Finance Issuance Trust, Ser 2024-AA, Cl D
Callable 08/20/27 @ $100.000
6.770%, 09/22/36(A)	570	576
Marlette Funding Trust, Ser 2023-2A, Cl D
Callable 05/15/27 @ $100.000
7.920%, 06/15/33(A)	1,465	1,481
MetroNet Infrastructure Issuer, Ser 2025-2A, Cl C
Callable 08/20/28 @ $100.000
7.830%, 08/20/55(A)	1,500	1,530
OnDeck Asset Securitization Trust IV, Ser 2024-2A, Cl C
Callable 10/17/26 @ $100.000
7.030%, 10/17/31(A)	1,300	1,307

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY
ALTERNATIVES FUND
JUNE 30, 2026
(Unaudited)

ASSET-BACKED SECURITIES — continued

	Face Amount (000)	Fair Value (000)
UNITED STATES — (continued)
OnDeck Asset Securitization Trust IV, Ser 2024-2A, Cl D
Callable 10/17/26 @ $100.000
9.490%, 10/17/31(A)	$140	$143
OnDeck Asset Securitization Trust IV, Ser 2025-1A, Cl D
Callable 04/17/27 @ $100.000
8.770%, 04/19/32(A)	100	101
Pagaya AI Debt Grantor Trust, Ser 2025-3, Cl D
Callable 05/15/27 @ $100.000
6.988%, 12/15/32(A)	157	157
Progress Residential Trust, Ser 2024-SFR2, Cl F
3.650%, 04/17/41(A)(B)	690	640
Radnor RE, Ser 2022-1, Cl M2
Callable 03/25/28 @ $100.000
12.128%, SOFR30A + 8.500%, 09/25/32(A)(B)	6,500	7,150
Reach ABS Trust, Ser 2025-1A, Cl D
Callable 06/15/29 @ $100.000
7.750%, 08/16/32(A)	260	268
Reach ABS Trust, Ser 2025-2A, Cl D
Callable 12/15/29 @ $100.000
7.310%, 08/18/32(A)	1,530	1,565
Regional Management Issuance Trust, Ser 2024-1, Cl D
Callable 06/15/27 @ $100.000
7.460%, 07/15/36(A)	2,500	2,535
SAIF Securitization Trust, Ser 2026-CES1, Cl B1
Callable 03/25/29 @ $100.000
7.383%, 02/25/56(A)(B)	2,880	2,868
Saluda Grade Alternative Mortgage Trust, Ser 2026-LOC6, Cl B1
Callable 06/25/29 @ $100.000
7.548%, TSFR1M + 3.900%, 06/25/56(A)(B)	210	211
Sierra Timeshare Receivables Funding, Ser 2026-1A, Cl D
Callable 06/20/33 @ $100.000
7.100%, 12/22/42(A)	1,685	1,675
Switch ABS Issuer, Ser 2024-2A, Cl B
Callable 06/25/27 @ $100.000
6.200%, 06/25/54(A)	5,000	4,872

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY
ALTERNATIVES FUND
JUNE 30, 2026
(Unaudited)

ASSET-BACKED SECURITIES — continued

	Face Amount (000)	Fair Value (000)
UNITED STATES — (continued)
Switch ABS Issuer, Ser 2024-2A, Cl C
Callable 06/25/27 @ $100.000
10.033%, 06/25/54(A)	$4,500	$4,566
Switch ABS Issuer, Ser 2025-1A, Cl B
Callable 03/25/28 @ $100.000
6.485%, 03/25/55(A)	5,000	4,855
Switch ABS Issuer, Ser 2025-2A, Cl B
Callable 10/25/28 @ $100.000
6.244%, 10/25/55(A)	2,500	2,391
Switch ABS Issuer, Ser 2026-1A, Cl A21
Callable 03/25/29 @ $100.000
5.609%, 03/27/56(A)	1,000	1,004
Towd Point Asset Trust, Ser 2021-SL1, Cl D
5.454%, TSFR1M + 1.814%, 11/20/61(A)(B)	3,130	3,086
Uniti Fiber Abs Issuer, Ser 2025-1A, Cl C
Callable 10/20/28 @ $100.000
9.018%, 04/20/55(A)	3,000	3,132
Upgrade Auto Receivables Trust, Ser 2025-1A, Cl E
Callable 03/15/30 @ $100.000
7.500%, 11/15/33(A)	210	207
Upgrade Receivables Trust, Ser 2024-1A, Cl E
Callable 12/15/27 @ $100.000
11.530%, 02/18/31(A)	2,251	2,370
Upstart Securitization Trust, Ser 2023-2, Cl C
Callable 03/20/27 @ $100.000
11.870%, 06/20/33(A)	1,007	1,047
Upstart Securitization Trust, Ser 2025-3, Cl D
Callable 02/20/29 @ $100.000
7.410%, 09/20/35(A)	1,000	1,016
Upstart Securitization Trust, Ser 2025-4, Cl D
Callable 08/20/29 @ $100.000
7.670%, 11/20/35(A)	1,515	1,551
Upstart Securitization Trust, Ser 2026-3, Cl D
Callable 06/20/30 @ $100.000
7.200%, 07/20/36(A)	2,500	2,497
US Bank, Ser 2023-1, Cl D
Callable 10/25/26 @ $100.000
13.597%, 08/25/32(A)	78	79

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY
ALTERNATIVES FUND
JUNE 30, 2026
(Unaudited)

ASSET-BACKED SECURITIES — continued

	Face Amount (000)	Fair Value (000)
UNITED STATES — (continued)
Verdant Receivables, Ser 2024-1A, Cl D
Callable 08/12/28 @ $100.000
7.230%, 12/12/31(A)	$570	$589
VINE Trust, Ser 2023-SFR1, Cl A
4.750%, 12/17/40(A)	5,875	5,750
Westgate Resorts, Ser 2023-1A, Cl D
Callable 04/20/27 @ $100.000
10.140%, 12/20/37(A)	176	180
		149,373
TOTAL ASSET-BACKED SECURITIES
(Cost $230,945) (000)		230,581

CONVERTIBLE BONDS — 3.6%

INDIA — 0.0%
MakeMyTrip
0.000%, 07/01/30(E)	529	480

UNITED STATES — 3.6%
Alliant Energy
3.250%, 05/30/28	4,489	4,940
AST SpaceMobile
2.250%, 04/15/36(A)	2,932	3,146
CMS Energy
3.125%, 05/01/31(A)	6,496	6,613
Coinbase Global
0.000%, 10/01/29(A)(E)	6,189	5,325
Eos Energy Enterprises
1.750%, 12/01/31(A)	1,999	1,490
Federal Realty OP
3.250%, 01/15/29(A)	1,615	1,778
FirstEnergy
3.625%, 01/15/29	4,997	5,454
GameStop
0.000%, 04/01/30(E)	5,628	5,735
JetBlue Airways
2.500%, 09/01/29	1,033	1,141
Match Group Financeco 3
2.000%, 01/15/30(A)	4,664	4,239

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY
ALTERNATIVES FUND
JUNE 30, 2026
(Unaudited)

CONVERTIBLE BONDS — continued

	Face Amount (000)	Fair Value (000)
NCL
0.750%, 09/15/30(A)	$1,517	$1,466
Northern Oil & Gas
3.625%, 04/15/29	2,482	2,372
PennyMac
8.500%, 06/01/29	1,585	1,610
Progress Software
3.500%, 03/01/30	1,488	1,423
Redwood Trust
7.750%, 06/15/27	4,116	4,157
Upstart Holdings
0.000%, 02/15/32(A)(E)	1,531	1,190
		52,079
TOTAL CONVERTIBLE BONDS
(Cost $52,163) (000)		52,559

EXCHANGE-TRADED FUND — 1.2%
	Shares
UNITED STATES — 1.2%

Equity Fund — 1.2%
iShares Bitcoin Trust ETF *	534,150	17,782
TOTAL EXCHANGE-TRADED FUND
(Cost $29,908) (000)		17,782

PURCHASED SWAPTIONS — 0.7%

Notional Amount (000)
PURCHASED SWAPTIONS
Total Purchased Swaptions(G)
(Cost $13,679) (000)	$937,200	$10,392

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY
ALTERNATIVES FUND
JUNE 30, 2026
(Unaudited)

PREFERRED STOCK — 0.6%

	Shares	Fair Value (000)
UNITED STATES — 0.6%
Financials — 0.0%
Adamas Trust, 6.875%	17,350	$422
DigitalBridge Group, 7.125%	875	13
PennyMac Mortgage Investment Trust, 9.000%	6,797	171
TPG RE Finance Trust, 6.250%	10,953	194
Western Alliance Bancorp, 4.250%	130	3
		803
Health Care — 0.3%
Bruker, 6.375%	10,000	4,479

Real Estate — 0.0%
Brookfield Property Partners, 6.250%	13,221	205

Utilities — 0.3%
NextEra Energy, 7.375%	80,846	3,876

TOTAL PREFERRED STOCK
(Cost $9,093) (000)		9,363

PURCHASED OPTIONS — 0.2%

Contracts
PURCHASED OPTIONS
Total Purchased Options(G)
(Cost $3,587) (000)	71	$3,567

PURCHASED CREDIT DEFAULT SWAPTION — 0.0%

Notional
Amount (000)
PURCHASED CREDIT DEFAULT SWAPTION
Total Purchased Credit Default Swaption(G)
(Cost $144) (000)	$14,500	$186

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY
ALTERNATIVES FUND
JUNE 30, 2026
(Unaudited)

SHORT-TERM INVESTMENT — 0.0%

	Shares	Fair Value (000)
BlackRock Cash Funds Treasury Fund - Institutional Shares
3.590%(H)	180,808	$181

TOTAL SHORT-TERM INVESTMENT
(Cost $181) (000)		181

TOTAL INVESTMENTS — 215.0%
(Cost $3,140,903) (000)		$3,153,062

SECURITIES SOLD SHORT
U.S. TREASURY OBLIGATIONS — (2.3)%

	Face Amount (000)	Fair Value (000)
U.S. Treasury Notes
4.625%, 06/15/27	$(34,000)	(34,164)

Total U.S. Treasury Obligations
(Proceeds $(34,197)) (000)		(34,164)

MORTGAGE-BACKED SECURITY — (1.9)%

UNITED STATES — (1.9)%
FNMA TBA
5.000% 06/15/56	(28,000)	(27,548)
TOTAL MORTGAGE-BACKED SECURITIES
(Proceeds $(27,568)) (000)		(27,548)

COMMON STOCK — (1.7)%
	Shares
INDIA — (0.0)%

Consumer Discretionary — (0.0)%
MakeMyTrip	(1,480)	(79)

UNITED STATES — (1.7)%

Communication Services — (0.2)%
AST SpaceMobile, Cl A	(22,436)	(1,993)
Match Group	(21,095)	(803)
		(2,796)
Consumer Discretionary — (0.2)%
GameStop, Cl A	(109,340)	(2,414)

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY
ALTERNATIVES FUND
JUNE 30, 2026
(Unaudited)

COMMON STOCK — continued

	Shares	Fair Value (000)
UNITED STATES — (continued)
Norwegian Cruise Line Holdings	(23,853)	$(504)
		(2,918)
Energy — (0.0)%
Northern Oil & Gas	(22,605)	(410)

Financials — (0.1)%
Coinbase Global, Cl A	(7,632)	(1,116)
Upstart Holdings	(13,271)	(470)
		(1,586)
Health Care — (0.3)%
Bruker	(66,033)	(3,974)

Industrials — (0.1)%
Eos Energy Enterprises	(96,917)	(570)
JetBlue Airways	(131,609)	(754)
		(1,324)
Information Technology — (0.0)%
Progress Software	(8,786)	(295)

Real Estate — (0.1)%
Federal Realty Investment Trust	(7,759)	(958)

Utilities — (0.7)%
Alliant Energy	(34,308)	(2,617)
CMS Energy	(32,977)	(2,523)
FirstEnergy	(58,587)	(2,785)
NextEra Energy	(30,933)	(2,715)
		(10,640)
		(24,901)
TOTAL COMMON STOCK
(Proceeds $(24,852)) (000)		(24,980)

CORPORATE OBLIGATIONS — (0.2)%
Face Amount (000)
UNITED STATES — (0.2)%
iHeartCommunications
10.875%, 05/01/30 (A)	$(1,462)	(1,268)

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY
ALTERNATIVES FUND
JUNE 30, 2026
(Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount (000)	Fair Value (000)
UNITED STATES — (continued)
S&S Holdings
8.375%, 10/01/31 (A)	$(814)	$(770)
Staples
12.750%, 01/15/30 (A)	(1,462)	(1,120)

		(3,158)
TOTAL CORPORATE OBLIGATIONS
(Proceeds $(3,096)) (000)		(3,158)

TOTAL SECURITIES SOLD SHORT — (6.1)%
(Proceeds $(89,713)) (000)		$(89,850)

WRITTEN SWAPTIONS — (0.7)%

	Notional Amount (000)
Total Written Swaptions(G)
(Premiums Received $13,981) (000)	$(734,200)	$(10,894)

WRITTEN CREDIT DEFAULT SWAPTION — (0.0)%

Total Written Credit Default Swaption(G)
(Premiums Received $71) (000)	(29,000)	$(71)

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY
ALTERNATIVES FUND
JUNE 30, 2026
(Unaudited)

*	Non-income producing security.

(A)	Security, or a portion thereof, exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On June 30, 2026, the value of these securities amounted to $871,562 (000), representing 59.4% of net assets.

(B)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(C)	No rate available.

(D)	Step Bonds - The rate reflected on the Schedule of Investments is the effective yield on June 30, 2026. The coupon on a step bond changes on a specified date.

(E)	Zero Coupon Security.

(F)	Perpetual security with no stated maturity date.

(G)	Refer to table below for details on Options and Swaptions Contracts.

(H)	Rate shown is the 7-day effective yield as of June 30, 2026. The BlackRock Cash Funds Treasury Fund's financial statements are available on the SEC's website at https://www.sec.gov.

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY
ALTERNATIVES FUND
JUNE 30, 2026
(Unaudited)

Open exchange traded options contracts held by the Fund at June 30, 2026, are as follows:

PURCHASED OPTION — 0.0%
	Number of Contracts	Notional Amount (000)	Strike Price	Expiration Date	Fair Value (000)
PUT OPTIONS
UNITED STATES — 0.0%
SPDR S&P 500 ETF Trust	69	$52	$710.00	07/17/26	$9

Total Purchased Options					9

Open OTC options contracts held by the Fund at June 30, 2026, are as follows:

PURCHASED OPTIONS — 0.3%
	Counterparty	Number of Contracts	Notional Amount (000)		Strike Price	Expiration Date	Fair Value (000)
CALL OPTIONS
EURO — 0.0%
EURIBOR Swap Rate Option(1)	Nomura Securities International	1	EUR	1,000,000	0.25%	07/17/28	$138

UNITED STATES — 0.3%
Hybrid Binary Option(2)	Morgan Stanley	1		$200,000	3.52%	12/18/26	3,420
Total Purchased Options							$3,558

(1)	A call option purchased on the spread between the 30-year and 10-year euro constant-maturity swap rates, a 10s30s spread. The option has two strike conditions that must be met at expiry to exercise: the 10s30s spread exceeds 0.25% and the 30-year euro swap rate is below 2.50%.

(2)	This option contract is purchased with two strike conditions that must be met at expiry to exercise: SPX = $6,424.30 and the 5-year SOFR rate < 3.52%.

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND JUNE 30, 2026 (Unaudited)

Open OTC credit default swaptions contracts held by the Fund at June 30, 2026, are as follows:

Purchased Credit Default Swaption
Counterparty	Description	Buy/Sell Protection	(Pays)/Receives Rate	Expiration Date	Notional Amount (000)	Premiums Received (000)	Value (000)
JPMorgan Chase	CDX.NA.HY.46 Swaption Payer	Buy	5.00%	9/16/2026	$14,500	$144	$186

Written Credit Default Swaptions
JPMorgan Chase	CDX.NA.HY.46 Swaption Payer	Sell	5.00%	9/16/2026	14,500	(50)	(65)
JPMorgan Chase	CDX.NA.HY.46 Swaption Receiver	Sell	5.00%	9/16/2026	14,500	(21)	(6)
						$(71)	(71)

Open OTC swaptions contracts held by the Fund at June 30, 2026, are as follows:

Description	Counterparty	Notional Amount (000)	Strike Price	Expiration Date	Value (000)
PURCHASED SWAPTIONS — 0.7%
Call Swaptions
USD-SOFR Swaption Receiver	Nomura Securities International	$60,000	4.27%	01/16/2035	$2,728
USD-SOFR Swaption Receiver	Nomura Securities International	11,200	4.48%	09/26/2035	337
USD-SOFR Swaption Receiver	Nomura Securities International	13,000	4.75%	01/16/2035	108
USD-SOFR Swaption Receiver	Nomura Securities International	400,000	2.49%	03/16/2028	(1,112)
		484,200			2,061
Put Swaptions
USD-SOFR Swaption Payer	Nomura Securities International	300,000	4.40%	01/16/2035	8,730
USD-SOFR Swaption Payer	Nomura Securities International	70,000	3.65%	03/16/2028	298
USD-SOFR Swaption Payer	Nomura Securities International	2,000	4.22%	09/26/2030	93

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND JUNE 30, 2026 (Unaudited)

Description	Counterparty	Notional Amount (000)	Strike Price	Expiration Date	Value (000)
USD-SOFR Swaption Straddle	Nomura Securities International	$81,000	4.22%	09/26/2030	$(790)
		453,000			8,331
Total Purchased Swaptions		$937,200			$10,392
WRITTEN SWAPTIONS — (0.7)%
Put Swaptions
USD-SOFR Swaption Payer	Nomura Securities International	(60,000)	4.27%	01/16/2035	(3,521)
USD-SOFR Swaption Payer	Nomura Securities International	(11,200)	4.48%	09/26/2035	(341)
USD-SOFR Swaption Payer	Nomura Securities International	(13,000)	4.75%	01/16/2035	76
USD-SOFR Swaption Payer	Nomura Securities International	(350,000)	6.40%	01/16/2035	(8,124)
USD-SOFR Swaption Straddle	Nomura Securities International	(100,000)	3.49%	03/16/2028	294
USD-SOFR Swaption Straddle	Nomura Securities International	(128,000)	4.48%	09/26/2035	431
		(662,200)			(11,185)
Call Swaptions
USD-SOFR Swaption Receiver	Nomura Securities International	(70,000)	3.65%	03/16/2028	379
USD-SOFR Swaption Receiver	Nomura Securities International	(2,000)	4.22%	09/26/2030	(88)
		(72,000)			291
Total Written Swaptions		$(734,200)			$(10,894)

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND JUNE 30, 2026 (Unaudited)

Open futures contracts held by the Fund at June 30, 2026, are as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (000)		Value (000)	Unrealized Appreciation/ (Depreciation) (000)
Long Contracts
S&P 500 Annual Dividend Index	2,876	Dec-2027		$49,949	$62,733	$12,784
U.S. 5-Year Treasury Note	214	Sep-2026		22,813	22,908	95
				72,762	85,641	12,879
Short Contracts
3 Month SOFR	(723)	Jun-2027		(175,391)	(173,376)	2,015
3 Month SOFR	(723)	Jun-2028		(174,758)	(173,827)	931
3 Month SOFR	(723)	Sep-2026		(175,029)	(174,058)	971
3 Month SOFR	(723)	Sep-2027		(175,355)	(173,439)	1,916
3 Month SOFR	(723)	Sep-2028		(174,650)	(173,882)	768
3 Month SOFR	(723)	Dec-2026		(175,282)	(173,673)	1,609
3 Month SOFR	(723)	Dec-2027		(175,076)	(173,565)	1,511
3 Month SOFR	(723)	Dec-2028		(174,532)	(173,917)	615
3 Month SOFR	(723)	Mar-2027		(175,382)	(173,448)	1,934
3 Month SOFR	(723)	Mar-2028		(174,859)	(173,719)	1,140
EURO STOXX® Quality Dividend 50 Index	(3,000)	Dec-2026	EUR	(54,590)	(58,855)	(5,496)
U.S. 2-Year Treasury Note	(5,488)	Sep-2026		$(1,130,542)	(1,131,257)	(715)
U.S. 10-Year Treasury Note	(10,012)	Sep-2026		(1,097,832)	(1,100,225)	(2,393)
U.S. Ultra Long Treasury Bond	(47)	Sep-2026		(5,263)	(5,459)	(196)
				(4,038,541)	(4,032,700)	4,610
				(3,965,779)	$(3,947,059)	$17,489

Open forward foreign currency contracts held by the Fund at June 30, 2026, are as follows:

Counterparty	Settlement Date	Currency to Deliver (000)		Currency to Receive (000)		Unrealized Appreciation/ (Depreciation) (000)
State Street	07/17/26	EUR	2,929	USD	3,404	$55
State Street	07/17/26	GBP	5,080	USD	6,827	88
						$143

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND JUNE 30, 2026 (Unaudited)

Open centrally cleared swap contracts held by the Fund at June 30, 2026, are as follows:

Credit Default Swaps
Reference Entity/Obligation	Buy/ Sell	(Pays)/ Receives Rate	Payment Frequency	Termination Date	Notional Amount (000)	Value (000)	Upfront Payments/ Receipts (000)	Net Unrealized Appreciation (Depreciation) (000)
CDX.NA.HY.45 (4Y)	Buy	5.00%	Quarterly	12/20/30	$33,320	$(3,240)	$(2,076)	$(1,164)
CDX.NA.HY.46 (5Y)	Buy	5.00%	Quarterly	06/20/31	22,252	(1,811)	(1,784)	(27)
HP, Inc. (5Y)	Buy	1.00%	Quarterly	06/20/31	1,788	(12)	(12)	–
						$(5,063)	$(3,872)	$(1,191)

Interest Rate Swaps
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (000)	Value (000)	Upfront Payments/ Receipts (000)	Net Unrealized Appreciation (Depreciation) (000)
3.517%	SOFR INDEX	Annually	06/19/2027	USD	19,000	$76	$–	$76
3.588%	SOFR INDEX	Annually	04/29/2028	USD	2,779	21	–	21
3.551%	SOFR INDEX	Annually	04/29/2029	USD	6,083	64	–	64
3.560%	SOFR INDEX	Annually	04/29/2030	USD	22,477	277	–	277
4.00566%	SOFR INDEX	Annually	11/30/2030	USD	23,000	(98)	–	(98)
3.591%	SOFR INDEX	Annually	04/29/2031	USD	20,919	279	–	279
3.638%	SOFR INDEX	Annually	04/29/2032	USD	4,101	56	–	56
3.690%	SOFR INDEX	Annually	04/29/2033	USD	80	1	–	1
3.739%	SOFR INDEX	Annually	04/29/2034	USD	154	2	–	2
3.836%	SOFR INDEX	Annually	04/29/2036	USD	4,706	59	–	59
4.036%	SOFR INDEX	Annually	04/29/2041	USD	385	4	–	4
4.137%	SOFR INDEX	Annually	04/29/2051	USD	442	4	–	4
						$745	$–	$745

Open OTC swap contracts held by the Fund at June 30, 2026, are as follows:

Credit Default Swap
Counterparty	Reference Entity/ Obligation	Buy/Sell Protection	(Pays)/Receives Rate	Payment Frequency	Termination Date	Notional Amount (000)	Value (000)	Upfront Payments/ Receipts (000)	Net Unrealized Appreciation (Depreciation) (000)
JPMorgan Chase	CDX.NA.HY.43 (4Y)	Sell	5.00%	Quarterly	12/30/2030	$4,851	$(1,865)	$(2,307)	$442

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND JUNE 30, 2026 (Unaudited)

Total Return Swaps
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (000)^	Value (000)	Upfront Payments/ Receipts (000)	Net Unrealized Appreciation (Depreciation) (000)
Bank of America	**BABXRPFV INDEX	0.00%	TOTAL RETURN	Monthly	01/21/27	USD	53,911	$(89)	$–	$(89)
Bank of America	**BAFXCAVE INDEX	0.00%	TOTAL RETURN	Monthly	09/22/26	USD	80,233	–	–	–
Bank of America	**MLFSCRED INDEX	SOFR + 0.25%	TOTAL RETURN	Quarterly	10/26/26	USD	22,746	(1,844)	–	(1,844)
Bank of America	**MLFSLGL2 INDEX	SOFR + 0.48%	TOTAL RETURN	Quarterly	06/25/27	USD	44,216	(118)	–	(118)
Bank of America	**MLFSLGLB INDEX	SOFR + 0.48%	TOTAL RETURN	Quarterly	08/20/26	USD	43,663	1,259	–	1,259
Bank of America	**MLFSLGS2 INDEX	TOTAL RETURN	SOFR - 0.31%	Quarterly	06/25/27	USD	44,183	(177)	–	(177)
Bank of America	**MLFSSGLB INDEX	TOTAL RETURN	SOFR - 0.31%	Quarterly	08/20/26	USD	44,877	133	–	133
Barclays	**BCUSBSHT INDEX	0.45%	TOTAL RETURN	Quarterly	02/11/27	USD	25,354	113	–	113
BNP Paribas	**Ardonagh Finco Ltd. 7.750% 02/15/2031	1D ONBFR + 0.85%	TOTAL RETURN	Monthly	06/21/27	USD	1,921	62	–	62
BNP Paribas	**ARKO Corp. 5.125% 11/15/2029	1D ONBFR + 0.85%	TOTAL RETURN	Monthly	06/21/27	USD	1,921	23	–	23
BNP Paribas	**BPFXMRGU INDEX	0.10%	TOTAL RETURN	Quarterly	09/18/26	USD	39,137	136	–	136
BNP Paribas	**BPFXSTG2 INDEX	0.10%	TOTAL RETURN	Quarterly	10/15/26	USD	39,394	(250)	–	(250)
BNP Paribas	**Freedom Mortgage Holdings LLC	0.00%	TOTAL RETURN	Monthly	04/30/27	USD	4,605	119	–	119
BNP Paribas	**Icahn Enterprises Finance Corp. 10.000% 11/15/2029	1D ONBFR + 0.85%	TOTAL RETURN	Monthly	06/21/27	USD	4,713	(5)	–	(5)
BNP Paribas	**Lions Gate Capital Holding 1, Inc. 6.000% 04/15/2030	1D ONBFR + 0.85%	TOTAL RETURN	Monthly	06/21/27	USD	2,202	31	–	31
BNP Paribas	**Park River Holdings, Inc. 8.000% 03/15/2031	1D ONBFR + 0.85%	ASSET RETURN	Monthly	06/21/27	USD	2,183	45	–	45
BNP Paribas	**QUIKRETE Holdings, Inc. 6.750% 03/01/2033	1D ONBFR + 0.85%	TOTAL RETURN	Monthly	06/21/27	USD	1,302	32	–	32
BNP Paribas	**Raven Acquisition Holdings, LLC 6.875% 11/15/2031	1D ONBFR + 0.85%	TOTAL RETURN	Monthly	06/21/27	USD	2,729	18	–	18
BNP Paribas	**Rithm Capital Corp. 8.000% 04/01/2029	1D ONBFR + 0.85%	ASSET RETURN	Monthly	06/21/27	USD	4,406	77	–	77
BNP Paribas	**Rocket Software, Inc. 9.000% 11/28/2028	1D ONBFR + 0.85%	TOTAL RETURN	Monthly	06/21/27	USD	3,432	(5)	–	(5)

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND JUNE 30, 2026 (Unaudited)

Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (000)^	Value (000)	Upfront Payments/ Receipts (000)	Net Unrealized Appreciation (Depreciation) (000)
BNP Paribas	**Starwood Property Trust, Inc.	0.00%	TOTAL RETURN	Monthly	04/30/27	USD	1,940	$8	$–	$8
BNP Paribas	**TKC Holdings, Inc. 8.500% 08/15/2030	1D ONBFR + 0.85%	ASSET RETURN	Monthly	06/21/27	USD	3,637	112	–	112
BNP Paribas	**Trivium Packaging B.V. 12.250% 01/15/2031	1D ONBFR + 0.85%	TOTAL RETURN	Monthly	06/21/27	USD	2,712	140	–	140
BNP Paribas	**Viking Baked Goods Acquisition Corp. 8.625% 11/01/2031	1D ONBFR + 0.85%	TOTAL RETURN	Monthly	06/21/27	USD	2,243	8	–	8
Deutsche Bank	**DBGNLASU INDEX	0.00%	TOTAL RETURN	Quarterly	01/25/27	USD	47,616	(279)	–	(279)
Goldman Sachs	**AGGSCAZE INDEX	0.40%	TOTAL RETURN	Quarterly	02/04/27	USD	10,023	973	–	973
Goldman Sachs	**GSCBEJFB INDEX	SOFR + 0.42%	TOTAL RETURN	Monthly	07/29/26	USD	160,022	5	–	5
Goldman Sachs	**GSCBFSBK INDEX	TOTAL RETURN	SOFR - 0.35%	Monthly	07/29/26	USD	143,436	(48)	–	(48)
Goldman Sachs	**GSCBFSNL INDEX	SOFR + 0.70%	TOTAL RETURN	Quarterly	06/16/27	USD	14,732	(127)	–	(127)
Goldman Sachs	**GSCBFSNS INDEX	TOTAL RETURN	SOFR - 1.20%	Quarterly	06/16/27	USD	14,756	65	–	65
Goldman Sachs	**GSFSHALT INDEX	TOTAL RETURN	SOFR - 0.20%	Quarterly	03/24/27	USD	17,475	(80)	–	(80)
Goldman Sachs	**GSFSTINT INDEX	SOFR + 0.55%	TOTAL RETURN	Quarterly	03/24/27	USD	14,859	664	–	664
Goldman Sachs	**GSVIU17I INDEX	0.00%	TOTAL RETURN	Quarterly	06/01/27	USD	44,811	(1,752)	–	(1,752)
Goldman Sachs	**GSXAF22F INDEX	0.00%	TOTAL RETURN	Quarterly	09/28/26	USD	53,413	(142)	–	(142)
JPMorgan Chase	**JPMPURE INDEX	TOTAL RETURN	0.40%	Quarterly	03/18/27	USD	20,903	198	–	198
JPMorgan Chase	IBOXHY INDEX	TOTAL RETURN	SOFR	Quarterly	09/20/26	USD	20,970	(462)	76	(538)
Morgan Stanley	**MSCBXAW7 INDEX	0.00%	TOTAL RETURN	Quarterly	04/07/27	USD	50,000	737	–	737
Morgan Stanley	**MSFS22VL INDEX	FEDFUNDS + 0.30%	TOTAL RETURN	Quarterly	12/07/27	USD	46,978	(393)	–	(393)
Morgan Stanley	**MSFS22VS INDEX	TOTAL RETURN	FEDFUNDS - 0.25%	Quarterly	12/07/27	USD	45,877	(40)	–	(40)
Morgan Stanley	**MSFSREL INDEX	FEDFUNDS + 0.55%	TOTAL RETURN	Quarterly	10/06/27	USD	32,610	287	–	287
Nomura Securities International	**NMIVRU3X INDEX	1.25%	TOTAL RETURN	Quarterly	09/29/26	USD	2,500	16	–	16
Nomura Securities International	**NMSY2RNU INDEX	0.15%	TOTAL RETURN	Quarterly	07/31/26	USD	74,878	(87)	–	(87)
Nomura Securities International	**NMVVU5X INDEX	1.25%	TOTAL RETURN	Quarterly	02/11/27	USD	207,403	(474)	–	(474)
Nomura Securities International	**NMVVU5XX INDEX	TOTAL RETURN	1.25%	Quarterly	02/11/27	USD	206,654	(14)	–	(14)

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND JUNE 30, 2026 (Unaudited)

Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (000)^	Value (000)	Upfront Payments/ Receipts (000)	Net Unrealized Appreciation (Depreciation) (000)
Nomura Securities International	**NMVVUX5 INDEX	TOTAL RETURN	1.25%	Quarterly	02/11/27	USD	211,105	$461	$–	$461
Nomura Securities International	**NMVVUX5X INDEX	TOTAL RETURN	1.25%	Quarterly	02/11/27	USD	207,127	(16)	–	(16)
Societe Generale	**SGIASW20 INDEX	0.50%	TOTAL RETURN	Quarterly	09/11/26	USD	50,735	(149)	–	(149)
Societe Generale	**SGMDSBVH INDEX	0.20%	TOTAL RETURN	Quarterly	04/02/27	USD	59,586	(59)	–	(59)
UBS	**UBCSDQMV INDEX	0.20%	TOTAL RETURN	Quarterly	01/15/27	USD	51,758	1,589	–	1,589
							2,287,887	$701	$76	$625

^	Notional amounts for OTC swaps are listed in their local currency.

**	The following tables represent the individual underlying components comprising the Index Basket Swaps at June 30, 2026.

**	BABXRPFV Index: A commodity volatility multi-factor basket of four commodity strategies with equally weighted risk contributions targeting three factors: Vol Carry, Vol Hedging, and Relative Value Vol

	Top Underlying Components	Notional	Percentage of Notional
Future	Gold 100 oz Futures August 26	$(8,429,552)	-15.66%
	Corn Futures September 26	(4,501,552)	-8.36%
	LME Copper Futures August 26	2,901,852	5.39%
	Brent Crude Futures September 26	(2,820,555)	-5.24%
	Brent Crude Futures October 26	(2,518,501)	-4.68%
	WTI Crude Futures August 26	(2,073,698)	-3.85%
	Gold 100 oz Futures December 26	(1,973,722)	-3.67%
	Brent Crude Futures November 26	(1,855,013)	-3.45%
	LME Nickel Futures August 26	(1,514,699)	-2.81%
	LME Zinc Futures August 26	1,327,789	2.47%
	LME Nickel Futures September 26	(1,242,998)	-2.31%
	WTI Crude Futures September 26	(1,165,549)	-2.17%
	WTI Crude Futures October 26	(960,280)	-1.78%
	LME Copper Futures October 26	(500,441)	-0.93%
	LME Copper Futures September 26	(274,254)	-0.51%
	LME Zinc Futures September 26	190,035	0.35%
	LME Zinc Futures October 26	133,510	0.25%
Option	Put Option on CORN FUTURE OPTN Sep26P 480	(270,469)	-0.50%
	Put Option on CORN FUTURE OPTN Sep26P 470	(265,837)	-0.49%
	Put Option on CRUDE OIL OPT IPE Oct26P 94	(192,583)	-0.36%
	Put Option on GOLD FUT OPT(CMX) Aug26P 4720	(184,226)	-0.34%
	Put Option on CRUDE OIL OPT IPE Nov26P 87	(155,621)	-0.29%
	Put Option on CRUDE OIL FUT OPT Oct26P 86	(146,581)	-0.27%
	Put Option on CRUDE OIL OPT IPE Sep26P 87	(139,463)	-0.26%
	Put Option on CORN FUTURE OPTN Sep26P 460	(138,376)	-0.26%
	Put Option on CORN FUTURE OPTN Sep26P 490	(133,955)	-0.25%
	Put Option on CRUDE OIL OPT IPE Nov26P 89	(126,478)	-0.23%
	Put Option on CRUDE OIL OPT IPE Sep26P 85	(124,724)	-0.23%
	Put Option on CRUDE OIL OPT IPE Oct26P 90	(124,648)	-0.23%
	Put Option on CRUDE OIL OPT IPE Nov26P 88	(121,490)	-0.23%
	Put Option on GOLD FUT OPT(CMX) Aug26P 4760	(117,169)	-0.22%
	Put Option on CRUDE OIL OPT IPE Nov26P 86	(110,789)	-0.21%

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND JUNE 30, 2026 (Unaudited)

Top Underlying Components	Notional	Percentage of Notional
Put Option on CRUDE OIL OPT IPE Oct26P 98	$(108,797)	-0.20%
Put Option on CRUDE OIL OPT IPE Oct26P 97	(105,355)	-0.20%
Put Option on CRUDE OIL FUT OPT Oct26P 83	(105,090)	-0.20%
Put Option on COPPER LME OPT Oct26P 13700	(101,123)	-0.19%
Put Option on CRUDE OIL FUT OPT Aug26P 84	(98,959)	-0.18%
Put Option on CRUDE OIL OPT IPE Sep26P 86	(98,066)	-0.18%
Put Option on GOLD FUT OPT(CMX) Aug26P 4600	(95,098)	-0.18%
Put Option on CRUDE OIL OPT IPE Oct26P 93	(93,478)	-0.17%
Put Option on CRUDE OIL OPT IPE Nov26P 91	(88,882)	-0.17%
Put Option on CORN FUTURE OPTN Sep26P 430	(87,928)	-0.16%
Put Option on CRUDE OIL OPT IPE Nov26P 90	(86,799)	-0.16%
Put Option on COPPER LME OPT Oct26P 13800	(86,407)	-0.16%
Put Option on CRUDE OIL OPT IPE Sep26P 84	(86,283)	-0.16%
Put Option on GOLD FUT OPT(CMX) Aug26P 4860	(86,261)	-0.16%
Put Option on CRUDE OIL FUT OPT Oct26P 85	(85,838)	-0.16%
Put Option on GOLD FUT OPT(CMX) Aug26P 4850	(85,233)	-0.16%
Put Option on CRUDE OIL FUT OPT Oct26P 84	(82,537)	-0.15%
Put Option on CRUDE OIL FUT OPT Aug26P 86	(82,394)	-0.15%

**	BAFXCAVE Index: An FX multi-factor basket of 4 equally weighted FX strategies: Cross-Sectional Carry EM, Defensive Carry, PPP Value G10 and PPP Value EM.

	Top Underlying Components	Notional	Percentage of Notional
FX Contract	Swiss Franc 2 Month	$(19,829,824)	-24.72%
	INR Non-Deliverable Forward Points 2 Month	18,266,016	22.77%
	Singapore Dollar 2 Month	(13,804,724)	-17.21%
	Taiwan Dollar 2 Month	12,908,710	16.09%
	BRL Fwd Points 2 Month	9,165,170	11.42%
	Australian Dollar 2 Month	(8,602,380)	-10.72%
	Thai Baht 2 Month	(6,626,647)	-8.26%
	PHP Onshore Points 2 Month	5,859,830	7.30%
	Japanese Yen 2 Month	5,598,614	6.98%
	Euro 2 Month	5,423,067	6.76%
	CNH Fwd Points 2 Month	(5,178,246)	-6.45%
	IDR Non-Deliverable Forward Points 2 Month	4,931,515	6.15%
	Czech Koruna 2 Month	(4,088,952)	-5.10%
	CLP Ndf Points 2 Month	(3,651,248)	-4.55%
	Canadian Dollar 2 Month	3,613,983	4.50%
	COP Ndf Points 2 Month	3,490,567	4.35%
	Polish Zloty 2 Month	(3,105,692)	-3.87%
	New Romanian Leu 2 Month	2,944,321	3.67%
	Swedish Krona 2 Month	(2,092,790)	-2.61%
	New Zealand Dollar 2 Month	(1,871,893)	-2.33%
	KRW Onshore Points 2 Month	(1,572,266)	-1.96%
	Hungarian Forint 2 Month	(1,132,453)	-1.41%
	Mexican Peso 2 Month	(913,395)	-1.14%
	Israeli Shekel 2 Month	(842,628)	-1.05%
	Norwegian Krone 2 Month	(695,474)	-0.87%
	British Pound 2 Month	(500,963)	-0.62%
	PEN Fwd Points 2 Month	(184,719)	-0.23%
	S. African Rand 2 Month	(164,929)	-0.21%

**	MLFSCRED Index: A long basket of 27 Private Credit BDCs

	Top Underlying Components	Notional	Percentage of Notional
Equity	Gladstone Capital Corp	$1,191,937	5.66%

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND JUNE 30, 2026 (Unaudited)

Top Underlying Components	Notional	Percentage of Notional
Hercules Capital Inc	$1,178,908	5.60%
Goldman Sachs BDC Inc	1,151,536	5.47%
Oaktree Specialty Lending Corp	1,100,686	5.22%
Sixth Street Specialty Lending Inc	1,059,403	5.03%
Carlyle Secured Lending Inc	1,056,171	5.01%
Horizon Technology Finance Corp	1,017,774	4.83%
PennantPark Floating Rate Capital Ltd	1,008,157	4.79%
Nuveen Churchill Direct Lending Corp	993,842	4.72%
Blackstone Secured Lending Fund	988,835	4.69%
Runway Growth Finance Corp	982,143	4.66%
CION Investment Corp	969,506	4.60%
BlackRock TCP Capital Corp	922,288	4.38%
SLR Investment Corp	907,808	4.31%
Barings BDC Inc	903,080	4.29%
PennantPark Investment Corp	880,740	4.18%
Capital Southwest Corp	816,356	3.87%
Crescent Capital BDC Inc	804,591	3.82%
Golub Capital BDC Inc	801,554	3.80%
Bain Capital Specialty Finance Inc	788,406	3.74%
TriplePoint Venture Growth BDC Corp	620,499	2.95%
Stellus Capital Investment Corp	481,987	2.29%
New Mountain Finance Corp	442,801	2.10%

**	MLFSLGL2 Index: A long basket of names expected to outperform due to AI adoption

	Top Underlying Components	Notional	Percentage of Notional
Equity	Labcorp Holdings Inc	$560,512	1.27%
	Mettler-Toledo International Inc	539,970	1.22%
	Bristol-Myers Squibb Co	535,848	1.21%
	Pfizer Inc	530,545	1.20%
	Thermo Fisher Scientific Inc	524,056	1.19%
	Bio-Techne Corp	518,509	1.18%
	Waters Corp	518,017	1.17%
	Danaher Corp	517,681	1.17%
	Merck & Co Inc	515,989	1.17%
	Revvity Inc	513,180	1.16%
	Agilent Technologies Inc	508,240	1.15%
	Merck KGaA	507,778	1.15%
	Gilead Sciences Inc	489,537	1.11%
	Qiagen N.V.	480,372	1.09%
	Quest Diagnostics Inc	457,345	1.04%
	Amgen Inc	447,171	1.01%
	HCA Healthcare Inc	443,749	1.01%
	Intuitive Surgical Inc	439,578	1.00%
	McKesson Corp	439,069	1.00%
	Boston Scientific Corp	425,378	0.96%
	IDEXX Laboratories Inc	422,980	0.96%
	AbbVie Inc	404,789	0.92%
	Sartorius Stedim Biotech	394,864	0.90%
	Sartorius Ag-Vorzug	390,842	0.89%
	Zoetis Inc	323,427	0.73%
	Moderna Inc	313,247	0.71%
	Citigroup Inc	301,892	0.68%
	Veeva Systems Inc	300,848	0.68%
	IQVIA Holdings Inc	281,381	0.64%

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND JUNE 30, 2026 (Unaudited)

Top Underlying Components	Notional	Percentage of Notional
Humana Inc	$281,105	0.64%
Pacific Biosciences of California Inc	280,748	0.64%
Samsung Biologics Co Ltd	279,586	0.63%
Charles River Laboratories International	278,039	0.63%
Elevance Health Inc	277,402	0.63%
DaVita Inc	275,909	0.63%
Incyte Corp	273,236	0.62%
Twist Bioscience Corp	273,117	0.62%
Eli Lilly & Co	272,822	0.62%
Intercontinental Exchange Inc	272,538	0.62%
Centene Corp	272,428	0.62%
West Pharmaceutical Services Inc	271,895	0.62%
Tofflon Science & Technology-A	269,439	0.61%
Universal Health Services Inc	269,096	0.61%
Insulet Corp	268,179	0.61%
Biogen Inc	268,104	0.61%
Johnson & Johnson	267,752	0.61%
Vertex Pharmaceuticals Inc	267,745	0.61%
Illumina Inc	267,227	0.61%
Align Technology Inc	266,651	0.60%
UnitedHealth Group Inc	264,999	0.60%

**	MLFSLGLB Index: A basket of stocks seeking long exposure to artificial intelligence across a universe of AI Adopters, AI Robotics, and AI Healthcare.

	Top Underlying Components	Notional	Percentage of Notional
Equity	Astera Labs Inc	$475,259	1.06%
	Corning Inc	438,698	0.98%
	Pure Storage Inc	430,388	0.96%
	Advanced Micro Devices Inc	427,150	0.95%
	MKS Instruments Inc	424,523	0.94%
	ASML Holding NV	424,304	0.94%
	Marvell Technology Inc	414,759	0.92%
	Dell Technologies	412,656	0.92%
	Intel Corp	411,528	0.92%
	Arista Networks Inc	402,090	0.89%
	NVIDIA Corp	400,308	0.89%
	Entegris Inc	399,558	0.89%
	Cadence Design Systems Inc	399,145	0.89%
	Eaton Corp PLC	397,434	0.88%
	Caterpillar Inc	394,528	0.88%
	Johnson Controls International PLC	393,274	0.88%
	Infineon Technologies AG	391,272	0.87%
	Ecolab Inc	387,998	0.86%
	Bloom Energy Corp	383,397	0.85%
	Shin-Etsu Chemical Co Ltd	381,515	0.85%
	Dover Corp	380,658	0.85%
	Coherent Corp	379,316	0.84%
	Chevron Corp	376,872	0.84%
	Chemours Co	376,205	0.84%
	Micron Technology Inc	372,479	0.83%
	Modine Manufacturing Co	368,620	0.82%
	QUALCOMM Inc	353,171	0.79%
	Advantest Corp	350,646	0.78%
	Amphenol Corp	290,357	0.65%

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND JUNE 30, 2026 (Unaudited)

Top Underlying Components	Notional	Percentage of Notional
Vertiv Holdings Co	$279,690	0.62%
Hewlett Packard Enterprise Co	273,065	0.61%
Allegro MicroSystems Inc	270,660	0.60%
Antero Resources Corp	265,913	0.59%
Talen Energy Corp	260,732	0.58%
Quanta Services Inc	250,682	0.56%
Samsara Inc	237,347	0.53%
Symbotic Inc	233,843	0.52%
Autodesk Inc	222,921	0.50%
WIWYNN Corp	221,893	0.49%
GE Vernova Inc	217,822	0.48%
MasTec Inc	213,092	0.47%
Rainbow Robotics	212,522	0.47%
Exxon Mobil Corp	210,817	0.47%
Ubtech Robotics Corp Ltd-H	210,813	0.47%
Diamondback Energy Inc	209,476	0.47%
Renesas Electronics Corp	209,209	0.47%
Alibaba Group Holding Ltd	207,243	0.46%
XPENG Inc - ADR	206,753	0.46%
NSK Ltd	205,471	0.46%
Baidu Inc-Class A	201,717	0.45%

**	MLFSLGS2 Index: A short basket of non-AI related stocks across S&P 500, Nasdaq, R2K and Eurostoxx 600

	Top Underlying Components	Notional	Percentage of Notional
Equity	Abivax SA	$(49,697)	0.11%
	Bridgepoint Group	(39,151)	0.09%
	Genius Sports Ltd	(38,459)	0.09%
	Vestas Wind Systems A/S	(37,581)	0.08%
	ASML Holding NV	(37,406)	0.08%
	ASML Holding NV	(37,305)	0.08%
	Pandora A/S	(36,671)	0.08%
	Nordex SE	(36,619)	0.08%
	Hensoldt AG	(36,479)	0.08%
	Neste Oyj	(36,404)	0.08%
	Financiere de Tubize	(36,402)	0.08%
	Aon PLC	(36,245)	0.08%
	Rheinmetall AG	(36,236)	0.08%
	Indutrade AB	(36,166)	0.08%
	Genmab A/S	(36,128)	0.08%
	Fortum Oyj	(36,068)	0.08%
	Ipsen S.A.	(36,047)	0.08%
	Ferrari NV	(35,968)	0.08%
	Argenx SE	(35,949)	0.08%
	PDD Holdings Inc	(35,928)	0.08%
	Acciona S.A.	(35,907)	0.08%
	EDP Renovaveis S.A.	(35,904)	0.08%
	Kongsberg Gruppen ASA	(35,889)	0.08%
	Pearson PLC	(35,875)	0.08%
	Mycronic AB	(35,863)	0.08%
	Sydbank AS	(35,853)	0.08%
	Reply SPA	(35,853)	0.08%
	VAT Group AG	(35,832)	0.08%
	Coca-Cola HBC AG	(35,810)	0.08%
	Glanbia PLC	(35,809)	0.08%

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY
ALTERNATIVES FUND
JUNE 30, 2026
(Unaudited)

Top Underlying Components	Notional	Percentage of Notional
Bureau Veritas SA	$(35,745)	0.08%
Wartsila OYJ Abp	(35,740)	0.08%
Garrett Motion Inc	(35,728)	0.08%
DSM-Firmenich AG	(35,713)	0.08%
Nordent AB Publ	(35,706)	0.08%
Lion Finance Group Plc	(35,684)	0.08%
Camurus AB	(35,658)	0.08%
SoftcatT Plc	(35,658)	0.08%
EQT AB	(35,655)	0.08%
Thales SA	(35,652)	0.08%
BAE Systems PLC	(35,650)	0.08%
Galderma Group AG	(35,620)	0.08%
Vidrala SA	(35,614)	0.08%
Victoria's Secret & Co	(35,562)	0.08%
CVC Capital Partners PLC	(35,561)	0.08%
Chubb Ltd	(35,560)	0.08%
Repsol SA	(35,558)	0.08%
Beijer Ref AB	(35,550)	0.08%
Bavarian Nordic A/S	(35,514)	0.08%
Danone	(35,509)	0.08%

**	MLFSSGLB Index: A basket of stocks meant as a market hedge to exposure of the AI Factor.

	Top Underlying Components	Notional	Percentage of Notional
Equity	Microsoft Corp	$(3,438,248)	7.68%
	Amazon.com Inc	(3,414,464)	7.63%
	Alphabet Inc	(3,381,400)	7.56%
	Meta Platforms Inc	(3,374,480)	7.54%
	Oracle Corp	(3,126,083)	6.99%
	Gitlab Inc	(1,135,788)	2.54%
	Doximity Inc	(739,760)	1.65%
	Robert Half International Inc	(722,368)	1.61%
	Factset Research Systems Inc	(585,017)	1.31%
	Automatic Data Processing Inc	(570,148)	1.27%
	TriNet Group Inc	(556,185)	1.24%
	Parsons Corp	(525,565)	1.17%
	Veeva Systems Inc	(507,838)	1.13%
	Biogen Inc	(504,948)	1.13%
	Zoom Video Communications Inc	(491,529)	1.10%
	Duolingo Inc	(490,350)	1.10%
	IQVIA Holdings Inc	(489,186)	1.09%
	ICON PLC	(488,184)	1.09%
	S&P Global Inc	(486,473)	1.09%
	Verisk Analytics Inc	(478,634)	1.07%
	BJ's Wholesale Club Holdings Inc	(476,972)	1.07%
	Cheesecake Factory Inc/The	(474,921)	1.06%
	VeriSign Inc	(473,331)	1.06%
	Medpace Holdings Inc	(460,730)	1.03%
	Paychex Inc	(459,882)	1.03%
	Grand Canyon Education Inc	(452,605)	1.01%
	Exlservice Holdings Inc	(443,646)	0.99%
	Qualys Inc	(442,199)	0.99%
	Target Corp	(441,695)	0.99%
	Cellebrite DI Ltd	(431,982)	0.97%
	Korn Ferry	(426,777)	0.95%

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY
ALTERNATIVES FUND
JUNE 30, 2026
(Unaudited)

Top Underlying Components	Notional	Percentage of Notional
Amplitude Inc-Class A	$(422,893)	0.95%
Morningstar Inc	(411,053)	0.92%
Arlo Technologies Inc	(407,226)	0.91%
Ziff Davis Inc	(403,097)	0.90%
UL Solutions Inc	(397,208)	0.89%
Ryan Specialty Holdings Inc	(392,508)	0.88%
Moody's Corp	(385,675)	0.86%
Charles Schwab Corp	(385,518)	0.86%
Scansource Inc	(385,231)	0.86%
Warner Music Group Corp-Cl A	(384,781)	0.86%
New York Times Co	(381,378)	0.85%
Roper Technologies Inc	(380,405)	0.85%
Globe Life Inc	(378,524)	0.85%
Raymond James Financial Inc	(377,443)	0.84%
Regions Financial Corp	(376,436)	0.84%
Adtalem Global Education Inc	(375,199)	0.84%
National Bank of Canada	(373,716)	0.84%
First Hawaiian Inc	(373,694)	0.84%
Kilroy Realty Corp	(373,295)	0.83%

**	BCUSBSHT Index: This is a sector neutral basket that is long high-profitability, institutionally owned names with minimal default risk, and is short companies with elevated - and rising - default risk.

	Top Underlying Components	Notional	Percentage of Notional
Currency	US Dollar Spot	$25,342,675	99.44%
Equity	NRG Energy Inc	(598,467)	-2.35%
	Bloom Energy Corp	(576,953)	-2.26%
	Talen Energy Corp	(564,814)	-2.22%
	Vistra Corp	(549,267)	-2.16%
	Entergy Corp	529,776	2.08%
	Ameren Corp	529,289	2.08%
	WEC Energy Group Inc	523,435	2.05%
	Atmos Energy Corp	519,004	2.04%
	Charter Communications Inc	(518,036)	-2.03%
	Robinhood March kets Inc	(517,523)	-2.03%
	Eli Lilly & Co	515,529	2.02%
	Keurig Dr Pepper Inc	(512,908)	-2.01%
	Micron Technology Inc	512,802	2.01%
	Constellation Energy Corp	(510,284)	-2.00%
	Linde Plc	510,272	2.00%
	Alphabet Inc	506,270	1.99%
	Cheniere Energy Inc	504,440	1.98%
	Meta Platforms Inc	502,204	1.97%
	Opendoor Technologies Inc	(498,623)	-1.96%
	MP Materials Corp	(496,479)	-1.95%
	elf Beauty Inc	(491,775)	-1.93%
	Amazon.com Inc	484,120	1.90%
	Costco Wholesale Corp	482,681	1.89%
	EOG Resources Inc	481,616	1.89%
	Ford Motor Co	(467,996)	-1.84%
	AST SpaceMobile Inc	(461,650)	-1.81%
	Simon Property Group Inc	459,156	1.80%
	Estee Lauder Cos Inc	(454,623)	-1.78%
	Hims & Hers Health Inc	(449,358)	-1.76%
	Newmont Corp	446,275	1.75%

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY
ALTERNATIVES FUND
JUNE 30, 2026
(Unaudited)

Top Underlying Components	Notional	Percentage of Notional
Netflix Inc	$445,292	1.75%
Sherwin-Williams Co	434,554	1.71%
Coinbase Global Inc	(433,726)	-1.70%
Coca-Cola Co	421,126	1.65%
Procter & Gamble Co	410,385	1.61%
Compass Inc	(402,971)	-1.58%
EchoStar Corp	(401,507)	-1.58%
Visa Inc	393,180	1.54%
Venture Global Inc-Cl A	(388,447)	-1.52%
PepsiCo Inc	377,351	1.48%
LyondellBasell Industries NV	(375,590)	-1.47%
NVIDIA Corp	374,581	1.47%
Caterpillar Inc	369,188	1.45%
Solaris Oilfield Infrastructure Inc	(369,072)	-1.45%
Home Depot Inc	356,263	1.40%
Carvana Co	(353,661)	-1.39%
Chesapeake Energy Corp	347,736	1.36%
Targa Resources Corp	346,293	1.36%
Centrus Energy Corp- Class A	(341,831)	-1.34%
Humana Inc	(329,883)	-1.29%
Public Storage	327,190	1.28%
Oracle Corp	(325,641)	-1.28%
Johnson & Johnson	325,418	1.28%
Conagra Brands Inc	(319,455)	-1.25%
Paramount Skydance Cl B	(312,996)	-1.23%
Rivian Automotive Inc	(305,303)	-1.20%
Moderna Inc	(294,360)	-1.15%
Spotify Technology S.A.	292,984	1.15%
Vertiv Holdings Co	292,571	1.15%
Bank of America Corp	291,130	1.14%
Alexandria Real Estate Equities Inc	(275,560)	-1.08%
Ecolab Inc	275,086	1.08%
VICI Properties Inc	270,061	1.06%
UDR Inc	269,805	1.06%
Mosaic Co	(267,158)	-1.05%
Mastercard Inc	262,663	1.03%
James Hardie Ind PLC	(260,684)	-1.02%

**	RECV ARDONAGH FI TRS BOND:

	Top Underlying Components	Notional	Percentage of Notional
FixedIncome	Ardonagh Finco Ltd	$1,917,362	100.00%

**	RECV ARKO CORP TRS BOND:

	Top Underlying Components	Notional	Percentage of Notional
FixedIncome	Arko Corp	$1,933,248	100.00%

**	BPFXMRGU Index: This strategy aims to benefit from the tendency of FX rates of several G10 currency pairs to revert to their mean on the short-term by systematically taking long and short exposures in a basket of eight currency pairs.

	Top Underlying Components	Notional	Percentage of Notional
Cash	Cash	$33,984,179	86.53%
FX Contract	AUD USD 1 Month Forward	(17,250,743)	-43.92%
	CAD USD 1 Month Forward	8,446,010	21.51%
	NZD USD 1 Month Forward	8,286,659	21.10%

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY
ALTERNATIVES FUND
JUNE 30, 2026
(Unaudited)

Top Underlying Components	Notional	Percentage of Notional
CHF USD 1 Month Forward	$5,875,775	14.96%
NOK USD 1 Month Forward	(3,917,815)	-9.98%
SEK USD 1 Month Forward	3,850,186	9.80%

**	BPFXSTG2 Index: The index calculates the short term equilibrium exchange rate for each currency based on the relationship between the FX market and the interest rate, equity, and commodity markets. The index adopts short positions on pairs deemed to be overvalued while taking long positions in undervalued currencies, and positions are closed when the spot converges back to the calculated fair value rate.

	Top Underlying Components	Notional	Percentage of Notional
FX Contract	SEK USD 1 Month Forward	$8,616,645	22.01%
	CHF USD 1 Month Forward	6,553,207	16.74%
	EUR USD 1 Month Forward	6,541,143	16.71%
	NZD USD 1 Month Forward	4,348,228	11.11%
	GBP USD 1 Month Forward	2,189,536	5.59%
	JPY USD 1 Month Forward	2,152,708	5.50%
	NOK USD 1 Month Forward	2,142,957	5.47%
Currency	Cash	6,607,883	16.88%

**	RECV FREEDOM MOR TRS BOND:

	Top Underlying Components	Notional	Percentage of Notional
FixedIncome	Freedom Mortgage Hold	$4,566,506	100.00%

**	RECV ICAHN ENTER TRS BOND:

	Top Underlying Components	Notional	Percentage of Notional
FixedIncome	Icahn Enterprises/Fin	$4,653,951	100.00%

**	RECV LIONS GATE TRS BOND:

	Top Underlying Components	Notional	Percentage of Notional
FixedIncome	Lions Gate Capital Hol 1	$2,206,978	100.00%

**	RECV PARK RIVER TRS BOND:

	Top Underlying Components	Notional	Percentage of Notional
FixedIncome	Park River Holdings Inc	$2,179,861	100.00%

**	RECV QUIKRETE HO TRS BOND:

	Top Underlying Components	Notional	Percentage of Notional
FixedIncome	Quikrete Holdings Inc	$1,306,843	100.00%

**	RECV RAVEN ACQUI TRS BOND:

	Top Underlying Components	Notional	Percentage of Notional
FixedIncome	Raven Acquisition Holdings	$2,726,026	100.00%

**	RECV RITHM CAPIT TRS BOND:

	Top Underlying Components	Notional	Percentage of Notional
FixedIncome	Rithm Capital Corp	$4,401,536	100.00%

**	RECV ROCKET SOFT TRS BOND:

	Top Underlying Components	Notional	Percentage of Notional
FixedIncome	Rocket Software Inc	$3,380,684	100.00%

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY
ALTERNATIVES FUND
JUNE 30, 2026
(Unaudited)

**	RECV STARWOOD PR TRS BOND:

	Top Underlying Components	Notional	Percentage of Notional
FixedIncome	Starwood Property Trust Inc	$1,929,000	100.00%

**	RECV TKC HOLDING TRS BOND:

	Top Underlying Components	Notional	Percentage of Notional
FixedIncome	TKC Holdings Inc	$3,641,996	100.00%

**	RECV TRIVIUM PAC TRS BOND:

	Top Underlying Components	Notional	Percentage of Notional
FixedIncome	Trivium Packaging Fin	$2,716,921	100.00%

**	RECV VIKING BAKE TRS BOND:

	Top Underlying Components	Notional	Percentage of Notional
FixedIncome	Viking Baked Goods Acquisition Corp	$2,222,762	100.00%

**	DBGNLASU Index: A dynamic multi-factor, multi-style portfolio that is updated monthly to optimize the best 1 month forward return by using machine learning to select from over 100 factors in a beta, sector, and region neutral format.

	Top Underlying Components	Notional	Percentage of Notional
Currency	US Dollar Spot	$54,917,574	116.02%
Index	JPY Overnight Rate (Mid) Index	(2,912,924)	-6.15%
	Deutsche Bank SONIA Total Return Index	(2,351,090)	-4.97%
	Deutsche Bank Canadian Dollar ON Index	(1,819,556)	-3.84%
	DB Euro Overnight Rate Index	(1,395,304)	-2.95%
	Deutsche Bank Australia Overnight Money Market TR Index	(1,217,524)	-2.57%
	Deutsche Bank Fed Funds Effective Rate Total Return Index	1,084,715	2.29%
	Deutsche Bank SEK Overnight Cash Index	(435,546)	-0.92%
Equity	IonQ Inc	(443,792)	-0.94%
	AST SpaceMobile Inc	(430,529)	-0.91%
	Lumentum Holdings Inc	(404,468)	-0.85%
	WH Group Ltd	401,169	0.85%
	Bristol-Myers Squibb Co	400,901	0.85%
	Astellas Pharma Inc	391,390	0.83%
	Merck & Co Inc	383,807	0.81%
	Carvana Co	(379,923)	-0.80%
	Coca-Cola Co/The	375,054	0.79%
	Barrick Gold Corp	367,191	0.78%
	Affirm Holdings Inc	(366,159)	-0.77%
	Colgate-Palmolive Co	361,571	0.76%
	Coherent Corp	(357,555)	-0.76%
	Robinhood Markets Inc	(357,095)	-0.75%
	Axon Enterprise Inc	(356,512)	-0.75%
	Kirin Holdings Co Ltd	355,814	0.75%
	Rocket Lab Corp	(353,049)	-0.75%
	SoftBank Group Corp	(352,848)	-0.75%
	Gilead Sciences Inc	350,814	0.74%
	Coinbase Global Inc	(347,418)	-0.73%
	Booking Holdings Inc	344,341	0.73%
	Revolution Medicines Inc	(342,319)	-0.72%
	Super Micro Computer Inc	(342,025)	-0.72%
	MicroStrategy Inc	(337,975)	-0.71%
	SoFi Technologies Inc	(330,299)	-0.70%

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY
ALTERNATIVES FUND
JUNE 30, 2026
(Unaudited)

Top Underlying Components	Notional	Percentage of Notional
Las Vegas Sands Corp	$323,424	0.68%
GE HealthCare Technologies Inc	(321,303)	-0.68%
Exxon Mobil Corp	321,212	0.68%
Imperial Brands PLC	320,133	0.68%
AbbVie Inc	319,132	0.67%
VeriSign Inc	318,455	0.67%
Archer-Daniels-Midland Co	318,387	0.67%
Apple Inc	317,575	0.67%
Suncor Energy Inc	316,474	0.67%
Bridgestone Corp	316,152	0.67%
Newmont Corp	315,382	0.67%
Kinross Gold Corp	310,934	0.66%
CF Industries Holdings Inc	310,433	0.66%
Cenovus Energy Inc	310,321	0.66%

**	AGGSCAZE Index: This strategy provides exposure to California Carbon Allowance futures.

	Top Underlying Components	Notional	Percentage of Notional
Future	CCA Spec Vint 2026Dec26	$11,000,494	100.00%

**	GSCBEJFB Index: A long basket of small to medium sized banks that are attractive M&A targets in order to take advantage of the impending consolidation cycle as well as select positions in specialty finance and fintech companies.

	Top Underlying Components	Notional	Percentage of Notional
Equity	First Horizon Corp	$12,141,891	7.59%
	First Busey Corp	9,354,397	5.85%
	Valley National Bancorp	8,058,405	5.04%
	Old Second Bancorp Inc	7,960,352	4.97%
	Berkshire Hills Bancorp Inc	7,832,462	4.89%
	BankUnited Inc	7,700,284	4.81%
	NB Bancorp Inc	7,659,457	4.79%
	Ameris Bancorp	7,244,494	4.53%
	Banc of California Inc	7,037,027	4.40%
	ConnectOne Bancorp Inc	6,728,545	4.20%
	First Citizens BancShares Inc	5,981,998	3.74%
	Truist Financial Corp	5,761,955	3.60%
	Green Dot Corp	5,638,449	3.52%
	Shore Bancshares Inc	5,404,768	3.38%
	Wintrust Financial Corp	5,194,990	3.25%
	Associated Banc-Corp	5,061,334	3.16%
	Eastern Bankshares Inc	4,863,551	3.04%
	International Bancshares Corp	4,601,416	2.88%
	TowneBank	4,364,418	2.73%
	Origin Bancorp Inc	4,083,229	2.55%
	TriCo Bancshares	3,612,940	2.26%
	Provident Financial Services Inc	3,528,491	2.20%
	Carter Bankshares Inc	3,211,491	2.01%
	Rithm Capital Corp	2,850,960	1.78%
	Firstsun Capital Bancorp	2,826,889	1.77%
	Homestreet Inc	2,471,151	1.54%
	Wesbanco Inc	2,399,745	1.50%
	HomeTrust Bancshares Inc	1,865,702	1.17%
	Fulton Financial Corp	1,783,225	1.11%
	Third Coast Bancshares Inc	1,504,585	0.94%
	Bridgewater Bancshares Inc	1,298,146	0.81%

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY
ALTERNATIVES FUND
JUNE 30, 2026
(Unaudited)

**	GSCBFSBK Index: S&P Regional Banks Index excluding the names the fund is long from GSCBEJFB.

	Top Underlying Components	Notional	Percentage of Notional
Equity	Popular Inc	$(4,431,026)	3.09%
	Citizens Financial Group	(3,841,081)	2.68%
	UMB Financial Corp	(3,798,635)	2.65%
	Cullen/Frost Bankers Inc	(3,797,569)	2.65%
	Zions Bancorp Na	(3,718,747)	2.59%
	New York Community Bancorp Inc	(3,701,501)	2.58%
	M&T Bank Corp	(3,698,730)	2.58%
	Hancock Whitney Corp	(3,591,154)	2.50%
	Old National Bancorp	(3,559,390)	2.48%
	East West Bancorp Inc	(3,550,374)	2.47%
	Regions Financial Corp	(3,498,589)	2.44%
	Columbia Banking System Inc	(3,487,115)	2.43%
	Commerce Bancshares Inc	(3,455,675)	2.41%
	FNB Corp	(3,449,019)	2.40%
	Bank OZK	(3,412,421)	2.38%
	Southstate Corp	(3,315,963)	2.31%
	Pinnacle Financial Partners	(3,174,371)	2.21%
	Huntington Bancshares Inc	(3,158,308)	2.20%
	Prosperity Bancshares Inc	(3,142,191)	2.19%
	Western Alliance Bancorp	(3,034,303)	2.11%
	Glacier Bancorp Inc	(2,668,659)	1.86%
	Texas Capital Bancshares Inc	(2,447,277)	1.71%
	Atlantic Union Bankshares Corp	(2,429,668)	1.69%
	Bancorp Inc	(2,128,249)	1.48%
	BOK Financial Corp	(1,926,079)	1.34%
	Axos Financial Inc	(1,792,671)	1.25%
	First Hawaiian Inc	(1,777,934)	1.24%
	First Interstate BancSystem Inc	(1,775,631)	1.24%
	United Bankshares Inc	(1,771,926)	1.23%
	First BanCorp/Puerto Rico	(1,728,736)	1.20%
	Home BancShares Inc	(1,726,329)	1.20%
	Bank of Hawaii Corp	(1,609,238)	1.12%
	WSFS Financial Corp	(1,420,337)	0.99%
	Independent Bank Corp	(1,385,761)	0.97%
	Simmons First National Corp	(1,338,820)	0.93%
	United Community Banks/GA	(1,311,890)	0.91%
	Cathay General Bancorp	(1,294,774)	0.90%
	Nicolet Bankshares Inc	(1,257,500)	0.88%
	ServisFirst Bancshares Inc	(1,229,724)	0.86%
	Customers Bancorp Inc	(1,228,753)	0.86%
	Renasant Corp	(1,213,551)	0.85%
	CVB Financial Corp	(1,203,197)	0.84%
	First Financial Bankshares Inc	(1,148,591)	0.80%
	Seacoast Banking Corp/FL	(1,093,201)	0.76%
	Washington Federal Inc	(1,056,521)	0.74%
	FB Financial Corp	(1,017,543)	0.71%
	Pathward Financial Inc	(933,508)	0.65%
	First Financial Bancorp	(885,342)	0.62%
	Triumph Financial Inc	(874,566)	0.61%
	BancFirst Corp	(857,634)	0.60%

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY
ALTERNATIVES FUND
JUNE 30, 2026
(Unaudited)

**	GSCBFSNL Index: Long a basket of 23 AI related Non-Profitable Tech names

	Top Underlying Components	Notional	Percentage of Notional
Equity	Ouster Inc	$910,503	6.22%
	Allegro MicroSystems Inc	832,831	5.69%
	Ambarella Inc	804,777	5.50%
	indie Semiconductor Inc	715,304	4.89%
	Symbotic Inc	708,907	4.85%
	Mirion Technologies Inc	703,897	4.81%
	Aeva Technologies Inc	703,227	4.81%
	Mobileye Global Inc-A	668,316	4.57%
	MP Materials Corp	632,568	4.32%
	NuScale Power Corp	620,223	4.24%
	CoreWeave Inc	613,765	4.20%
	Eos Energy Enterprises Inc	606,392	4.15%
	Draganfly Inc	605,962	4.14%
	Serve Robotics Inc	599,631	4.10%
	Uranium Energy Corp	595,909	4.07%
	NexGen Energy Ltd	586,164	4.01%
	ONDAS Inc	570,085	3.90%
	Oklo Inc	566,861	3.87%
	NANO Nuclear Energy Inc	554,585	3.79%
	Pony AI Inc	549,608	3.76%
	Redwire Corp	542,597	3.71%
	Applied Optoelectronics Inc	508,985	3.48%
	AXT Inc	428,206	2.93%

**	GSCBFSNS Index: Short a basket 42 secular non-AI Non-Profitable Tech names and expected IPO funding names

	Top Underlying Components	Notional	Percentage of Notional
Equity	Sellas Life Sciences Group I	$(691,028)	4.70%
	Blackberry Ltd	(495,463)	3.37%
	Viasat Inc	(493,502)	3.36%
	Immunitybio Inc	(444,377)	3.02%
	Rackspace Technology Inc	(399,524)	2.72%
	Planet Labs PBC	(392,067)	2.67%
	QuantumScape Corp	(378,413)	2.57%
	Karman Holdings Inc	(374,293)	2.55%
	Tesla Inc	(370,212)	2.52%
	Robinhood March kets Inc	(369,818)	2.51%
	AST SpaceMobile Inc	(367,289)	2.50%
	Spire Global Inc	(365,022)	2.48%
	Riot Platforms Inc	(361,891)	2.46%
	Globalstar Inc	(359,801)	2.45%
	Hut 8 Corp	(347,563)	2.36%
	Marathon Digital Holdings Inc	(343,350)	2.33%
	Cipher Mining Inc	(340,637)	2.32%
	USA Rare Earth Inc	(339,269)	2.31%
	Gilat Satellite Networks Ltd	(336,855)	2.29%
	Rocket Lab Corp	(336,708)	2.29%
	W&T Offshore Inc	(336,274)	2.29%
	Energy Fuels Inc	(335,508)	2.28%
	Denison Mines Corp	(334,565)	2.28%
	D-Wave Quantum Inc	(330,616)	2.25%
	Core Scientific Inc	(328,165)	2.23%
	BlackSky Technology Inc	(323,941)	2.20%

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY
ALTERNATIVES FUND
JUNE 30, 2026
(Unaudited)

Top Underlying Components	Notional	Percentage of Notional
NioCorp Developments Ltd	$(323,023)	2.20%
Firefly Aerospace Inc	(318,931)	2.17%
Terawulf Inc	(317,329)	2.16%
Quantum Computing Inc	(316,252)	2.15%
IonQ Inc	(315,049)	2.14%
Coinbase Global Inc	(311,974)	2.12%
Satellogic Inc-A	(309,421)	2.10%
Rigetti Computing Inc	(308,007)	2.09%
Cleanspark Inc	(307,209)	2.09%
Intuitive Machines Inc	(300,509)	2.04%
Sidus Space Inc-Cl A	(296,051)	2.01%
Virgin Galactic Holdings Inc	(293,791)	2.00%
Voyager Technologies Inc-A	(289,542)	1.97%
Ur-Energy Inc	(289,518)	1.97%
IREN Ltd	(271,985)	1.85%
MicroStrategy Inc	(239,853)	1.63%

**	GSFSHALT Index: Short a basket of 45 Hard Asset Low Obsolescence (HALO) companies that have rallied too far.

	Top Underlying Components	Notional	Percentage of Notional
Equity	Vishay Intertechnology Inc	$(1,289,517)	7.34%
	Carpenter Technology Corp	(684,154)	3.90%
	Primo Brands Corp	(657,709)	3.74%
	Live Nation Entertainment Inc	(645,516)	3.68%
	Smurfit WestRock PLC	(637,624)	3.63%
	DaVita Inc	(614,669)	3.50%
	BorgWarner Inc	(598,373)	3.41%
	Royalty Pharma PLC	(584,617)	3.33%
	Ball Corp	(548,281)	3.12%
	Cheesecake Factory Inc/The	(547,743)	3.12%
	Toll Brothers Inc	(546,128)	3.11%
	Madison Square Garden Sports	(519,323)	2.96%
	Hexcel Corp	(508,584)	2.90%
	Plug Power Inc	(492,854)	2.81%
	Coca-Cola Consolidated Inc	(489,160)	2.78%
	Vail Resorts Inc	(474,002)	2.70%
	FTAI Aviation Ltd	(472,423)	2.69%
	Watsco Inc	(463,942)	2.64%
	Comcast Corp	(449,716)	2.56%
	CNH Industrial NV	(439,018)	2.50%
	T-Mobile US Inc	(436,862)	2.49%
	Cava Group Inc	(421,059)	2.40%
	Cinemark Holdings Inc	(417,718)	2.38%
	Marriott Vacations World	(374,208)	2.13%
	Stride Inc	(351,086)	2.00%
	Nexstar Media Group Inc	(336,696)	1.92%
	Lantheus Holdings Inc	(323,732)	1.84%
	Kirby Corp	(321,138)	1.83%
	Sonoco Products Co	(311,111)	1.77%
	Knowles Corp	(305,587)	1.74%
	NetScout Systems Inc	(270,064)	1.54%
	Acushnet Holdings Corp	(224,499)	1.28%
	Boston Beer Co Inc	(213,902)	1.22%
	Liberty Global Ltd-A	(213,276)	1.21%
	DENTSPLY SIRONA Inc	(187,202)	1.07%

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY
ALTERNATIVES FUND
JUNE 30, 2026
(Unaudited)

Top Underlying Components	Notional	Percentage of Notional
GATX Corp	$(171,192)	0.97%
Rush Enterprises Inc-Cl A	(166,849)	0.95%
Telephone and Data Systems Inc	(164,981)	0.94%
Lionsgate Studios Corp	(159,895)	0.91%
Alamo Group Inc.	(113,320)	0.65%
Mueller Water Products Inc-A	(110,728)	0.63%
Supernus Pharmaceuticals Inc	(104,398)	0.59%
DXP Enterprises Inc	(93,995)	0.54%
Neogen Corp	(79,273)	0.45%
Costamare Inc	(28,703)	0.16%

**	GSFSTINT Index: Long a basket of 29 Domestic Internet companies.

	Top Underlying Components	Notional	Percentage of Notional
Equity	Reddit Inc	$960,312	6.18%
	eBay Inc	895,832	5.77%
	Alphabet Inc	858,140	5.52%
	Amazon.com Inc	840,383	5.41%
	Doordash Inc	837,400	5.39%
	Airbnb Inc	829,593	5.34%
	AppLovin Corp	822,497	5.29%
	Expedia Group Inc	820,494	5.28%
	Carvana Co	802,830	5.17%
	Pinterest Inc	788,505	5.08%
	Uber Technologies Inc	720,475	4.64%
	ROBLOX Corp	705,716	4.54%
	Meta Platforms Inc	672,143	4.33%
	Spotify Technology S.A.	651,503	4.19%
	Wayfair Inc	595,965	3.84%
	Netflix Inc	548,522	3.53%
	Trade Desk Inc	480,859	3.10%
	Etsy Inc	472,746	3.04%
	Lyft Inc	407,832	2.63%
	GoDaddy Inc	337,935	2.18%
	Maplebear Inc	330,602	2.13%
	Snap Inc	323,240	2.08%
	Chewy Inc	271,394	1.75%
	Match Group Inc	238,556	1.54%
	Wix.com Ltd	169,728	1.09%
	Cargurus Inc	91,538	0.59%
	Cars.com Inc	29,116	0.19%
	Cimpress PLC	17,258	0.11%
	Bumble Inc	12,654	0.08%

**	GSVIU17I Index: This strategy goes long delta-hedged strangles on the S&P 500 and short delta-hedged strangles on the Top 50 underliers in the S&P 500.

	Top Underlying Components	Notional	Percentage of Notional
Option	SPX Put Jul26	$49,558,882	115.10%
	SPX Call Jul26	49,557,900	115.09%
	SPX Put Aug26	48,074,307	111.65%
	SPX Call Aug26	48,074,307	111.65%
	SPX Put Sep26	43,303,834	100.57%
	SPX Call Sep26	43,302,509	100.57%
	SPX Forward Jul26	(34,709,224)	-80.61%
	SPX Call Oct26	24,158,680	56.11%

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY
ALTERNATIVES FUND
JUNE 30, 2026
(Unaudited)

Top Underlying Components	Notional	Percentage of Notional
SPX Put Oct26	$24,158,207	56.10%
SPX Put Nov26	21,510,473	49.96%
SPX Call Nov26	21,510,473	49.96%
SPX Put Dec26	19,372,041	44.99%
SPX Call Dec26	19,371,379	44.99%
SPX Forward Aug26	(15,546,060)	-36.10%
SPX Forward Sep26	(14,351,232)	-33.33%
SPX Put Jan27	9,821,775	22.81%
SPX Call Jan27	9,821,539	22.81%
SPX Forward Oct26	(9,573,938)	-22.23%
SPX Put Feb27	8,364,344	19.43%
SPX Call Feb27	8,364,344	19.43%
SPX Call Mar27	6,736,862	15.65%
SPX Put Mar27	6,736,421	15.64%
SPX Forward Dec26	(5,084,492)	-11.81%
SPX Forward Nov26	(4,535,929)	-10.53%
SPX Forward Jan27	(3,138,921)	-7.29%
NVDA Call Aug26	(2,897,967)	-6.73%
NVDA Put Aug26	(2,897,702)	-6.73%
NVDA Call Sep26	(2,695,659)	-6.26%
NVDA Put Sep26	(2,695,659)	-6.26%
AAPL Call Aug26	(2,540,215)	-5.90%
AAPL Put Aug26	(2,540,215)	-5.90%
AAPL Put Sep26	(2,362,609)	-5.49%
AAPL Call Sep26	(2,362,609)	-5.49%
NVDA Call Jul26	(2,291,943)	-5.32%
NVDA Put Jul26	(2,291,943)	-5.32%
AAPL Put Jul26	(2,004,106)	-4.65%
AAPL Call Jul26	(2,004,106)	-4.65%
MSFT Call Aug26	(1,653,034)	-3.84%
MSFT Call Sep26	(1,538,603)	-3.57%
MSFT Put Sep26	(1,538,603)	-3.57%
AMZN Put Aug26	(1,525,211)	-3.54%
AMZN Call Aug26	(1,525,202)	-3.54%
MSFT Put Aug26	(1,508,718)	-3.50%
AMZN Call Sep26	(1,420,093)	-3.30%
AMZN Put Sep26	(1,420,093)	-3.30%
GOOG Put Sep26	(1,392,482)	-3.23%
GOOG Call Sep26	(1,392,482)	-3.23%
MSFT Call Jul26	(1,306,027)	-3.03%
NVDA Put Nov26	(1,287,685)	-2.99%
NVDA Call Nov26	(1,287,685)	-2.99%
GOOGL Call Aug26	(1,218,488)	-2.83%
GOOGL Put Aug26	(1,218,431)	-2.83%
AMZN Call Jul26	(1,205,516)	-2.80%
NVDA Put Dec26	(1,191,248)	-2.77%
NVDA Call Dec26	(1,191,248)	-2.77%
AMZN Put Jul26	(1,190,103)	-2.76%
MSFT Put Jul26	(1,156,694)	-2.69%
GOOGL Put Sep26	(1,135,840)	-2.64%
GOOGL Call Sep26	(1,135,840)	-2.64%
AAPL Put Nov26	(1,126,565)	-2.62%
AAPL Call Nov26	(1,126,565)	-2.62%
AVGO Put Aug26	(1,066,622)	-2.48%
AVGO Call Aug26	(1,066,580)	-2.48%

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY
ALTERNATIVES FUND
JUNE 30, 2026
(Unaudited)

Top Underlying Components	Notional	Percentage of Notional
AAPL Call Dec26	$(1,043,076)	-2.42%
AAPL Put Dec26	(1,043,076)	-2.42%
AAPL Forward Jul26	1,028,315	2.39%
AVGO Call Sep26	(994,390)	-2.31%
AVGO Put Sep26	(994,390)	-2.31%
GOOGL Call Jul26	(980,620)	-2.28%
GOOGL Put Jul26	(969,055)	-2.25%
TSLA Call Jul26	(877,061)	-2.04%
NVDA Put Oct26	(876,584)	-2.04%
NVDA Call Oct26	(876,584)	-2.04%
TSLA Put Jul26	(876,422)	-2.04%
TSLA Call Sep26	(853,877)	-1.98%
TSLA Put Sep26	(853,877)	-1.98%
AVGO Put Jul26	(843,450)	-1.96%
AVGO Call Jul26	(843,450)	-1.96%
LLY Call Sep26	(843,058)	-1.96%
LLY Put Sep26	(843,056)	-1.96%
TSLA Call Aug26	(832,945)	-1.93%
TSLA Put Aug26	(832,945)	-1.93%
GOOG Call Jul26	(793,317)	-1.84%
GOOG Put Aug26	(790,302)	-1.84%
GOOG Call Aug26	(790,302)	-1.84%
GOOG Put Jul26	(790,041)	-1.83%
NVDA Put Jan27	(788,239)	-1.83%
NVDA Call Jan27	(788,239)	-1.83%
MSFT Forward Aug26	(782,008)	-1.82%
MU Call Aug26	(768,751)	-1.79%
MU Put Aug26	(768,746)	-1.79%
BRKB Put Sep26	(768,238)	-1.78%
BRKB Call Sep26	(768,238)	-1.78%
AAPL Put Oct26	(766,280)	-1.78%
AAPL Call Oct26	(766,280)	-1.78%
META Call Aug26	(735,122)	-1.71%
MSFT Call Nov26	(734,516)	-1.71%
MSFT Put Nov26	(734,516)	-1.71%
META Put Aug26	(730,714)	-1.70%
MU Call Sep26	(722,200)	-1.68%
MU Put Sep26	(722,200)	-1.68%
GOOG Call Dec26	(715,233)	-1.66%
GOOG Put Dec26	(715,233)	-1.66%
META Call Sep26	(684,323)	-1.59%
META Put Sep26	(684,323)	-1.59%
MSFT Put Dec26	(679,954)	-1.58%
MSFT Call Dec26	(679,954)	-1.58%
AMZN Put Nov26	(678,573)	-1.58%
AMZN Call Nov26	(678,573)	-1.58%
LLY Put Jul26	(655,645)	-1.52%
LLY Call Jul26	(655,645)	-1.52%
SPX Call Apr27	633,270	1.47%
SPX Put Apr27	633,112	1.47%
AMZN Call Dec26	(628,314)	-1.46%
AMZN Put Dec26	(628,314)	-1.46%
MU Forward Aug26	622,060	1.44%
MU Put Jul26	(613,233)	-1.42%
MU Call Jul26	(613,233)	-1.42%

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY
ALTERNATIVES FUND
JUNE 30, 2026
(Unaudited)

	Top Underlying Components	Notional	Percentage of Notional
	MU Forward Jul26	$603,693	1.40%
	AAPL Call Jan27	(601,137)	-1.40%
	AAPL Put Jan27	(601,137)	-1.40%
	MSFT Forward Jul26	(592,694)	-1.38%
	META Call Jul26	(580,835)	-1.35%
	NVDA Call Mar27	(572,401)	-1.33%
	NVDA Put Mar27	(572,401)	-1.33%
	JPM Put Sep26	(559,221)	-1.30%
	JPM Call Sep26	(559,221)	-1.30%
	GOOGL Call Nov26	(542,099)	-1.26%
	GOOGL Put Nov26	(542,099)	-1.26%
	MSFT Forward Sep26	(527,267)	-1.22%
	JPM Call Aug26	(522,716)	-1.21%
	JPM Put Aug26	(522,689)	-1.21%
	LRCX Put Sep26	(522,006)	-1.21%
	LRCX Call Sep26	(522,006)	-1.21%
	V Put Sep26	(520,694)	-1.21%
	V Call Sep26	(520,691)	-1.21%
	GOOGL Put Dec26	(500,125)	-1.16%
	GOOGL Call Dec26	(500,125)	-1.16%
	MSFT Put Oct26	(499,641)	-1.16%
	MSFT Call Oct26	(499,641)	-1.16%
	META Put Jul26	(491,321)	-1.14%
	XOM Call Sep26	(481,176)	-1.12%
	XOM Put Sep26	(481,176)	-1.12%
	MU Forward Sep26	480,631	1.12%
	AVGO Put Nov26	(474,480)	-1.10%
	AVGO Call Nov26	(474,480)	-1.10%
	SPX Forward Feb27	(464,958)	-1.08%
	AMZN Call Oct26	(462,042)	-1.07%
	AMZN Put Oct26	(462,042)	-1.07%
	MSFT Call Jan27	(449,483)	-1.04%
	MSFT Put Jan27	(449,483)	-1.04%
	AVGO Put Dec26	(439,625)	-1.02%
	AVGO Call Dec26	(439,625)	-1.02%
	LLY Forward Jul26	437,860	1.02%
Currency	Cash	44,738,278	103.90%

**	GSXAF22F Index: A basket of Tail Reversion and Carry strategies across Commodity, Equity, FX, and Rates exposures.

	Top Underlying Components	Notional	Percentage of Notional
Future	Jpn 10Y Bond(OSE) September 26	$18,195,379	34.16%
	Euro-Bund Futures September 26	(16,924,895)	-31.77%
	Euro-OAT Futures September 26	12,220,666	22.94%
	AUST 10Y Bond Futures September 26	(11,563,849)	-21.71%
	Euro-BTP Futures September 26	6,831,237	12.82%
	CAN 10 Year Bond Futures September 26	5,704,529	10.71%
	Long Gilt Futures September 26	(4,828,897)	-9.06%
	Euro-Schatz Futures September 26	(4,811,281)	-9.03%
	US Long Bond(CBT) September 26	3,945,232	7.41%
	Sugar #11 (World) October 26	(3,728,653)	-7.00%
	Wheat Futures (CBT) September 26	(3,461,003)	-6.50%
	Corn Futures September 26	(2,762,738)	-5.19%
	Cotton No.2 Futures December 26	(2,714,907)	-5.10%
	Coffee 'C' Futures September 26	2,546,087	4.78%

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY
ALTERNATIVES FUND
JUNE 30, 2026
(Unaudited)

	Top Underlying Components	Notional	Percentage of Notional
	LME Nickel Futures September 26	$(2,485,288)	-4.67%
	Brent Crude Futures October 26	(2,431,335)	-4.56%
	Gasoline RBOB Futures September 26	2,426,708	4.56%
	KC HRW Wheat Futures September 26	2,426,662	4.56%
	Silver Futures September 26	2,416,688	4.54%
	Euro-BOBL Futures September 26	(2,399,940)	-4.51%
	US 2Yr Note (CBT) September 26	2,331,061	4.38%
	Soybean Oil Futures December 26	2,236,166	4.20%
	US 5Yr Note (CBT) September 26	2,097,414	3.94%
	Euro STOXX 50 September 26	(1,759,259)	-3.30%
	Soybean Meal Futures December 26	1,756,084	3.30%
	SET50 Futures September 26	1,712,783	3.22%
	Kospi2 Index Futures September 26	1,583,468	2.97%
	CAC 40 10 Euro Futures July 26	(1,548,509)	-2.91%
	OMXS30 Index Futures July 26	(1,421,336)	-2.67%
	FTSE/JSE Top 40 September 26	1,402,956	2.63%
	LME Zinc Futures September 26	(1,239,028)	-2.33%
	NY Harb ULSD Futures September 26	1,202,200	2.26%
	DAX Index Futures September 26	(1,171,732)	-2.20%
	MSCI Emerging Markets September 26	1,171,586	2.20%
	Soybean Futures November 26	(1,147,974)	-2.15%
	S&P/TSX 60 IX Futures September 26	1,108,963	2.08%
	Gold 100 oz Futures August 26	1,050,867	1.97%
	Gold 100 oz Futures December 26	1,050,867	1.97%
	LME Nickel Futures August 26	(1,049,211)	-1.97%
	Cocoa Futures September 26	(1,036,967)	-1.95%
	TOPIX Index Futures September 26	(920,265)	-1.73%
	WTI Crude Futures September 26	885,914	1.66%
	E-Mini Russel 2000 September 26	(881,046)	-1.65%
	LME Copper Futures August 26	(805,464)	-1.51%
	FTSE 100 Index Futures September 26	783,351	1.47%
	NASDAQ 100 E-Mini September 26	781,877	1.47%
	Natural Gas Futures August 26	760,434	1.43%
	LME Copper Futures September 26	(734,776)	-1.38%
	Low SU Gasoil G September 26	653,277	1.23%
	FTSE/MIB Index Futures September 26	(583,632)	-1.10%
Currency	Euro Spot	(1,759,259)	-3.30%
	US Dollar Spot	1,365,291	2.56%
	Japanese Yen Spot	(920,265)	-1.73%
	British Pound Spot	783,351	1.47%

**	JPMPURE Index: A selection of US Equities, optimized for the Momentum factor and is sector-neutral.

	Top Underlying Components	Notional	Percentage of Notional
Currency	US Dollar Spot	$(20,543,611)	99.21%
Equity	MaxLinear Inc	(313,498)	1.51%
	BellRing Brands Inc	282,735	-1.37%
	Viasat Inc	(282,324)	1.36%
	Fortune Brands Innovations Inc	268,043	-1.29%
	Astera Labs Inc	(261,592)	1.26%
	SMART Global Holdings Inc	(258,441)	1.25%
	Ambarella Inc	258,099	-1.25%
	Allegro MicroSystems Inc	255,595	-1.23%
	Viking Therapeutics Inc	255,228	-1.23%
	Bio-Techne Corp	250,344	-1.21%

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY
ALTERNATIVES FUND
JUNE 30, 2026
(Unaudited)

Top Underlying Components	Notional	Percentage of Notional
Shift4 Payments Inc	$246,089	-1.19%
Chime Financial Inc-Cl A	244,497	-1.18%
GeneDx Holdings Corp	241,135	-1.16%
Celcuity Inc	(241,104)	1.16%
RH	240,625	-1.16%
Okta Inc	239,239	-1.16%
Planet Labs PBC	(238,223)	1.15%
Netskope Inc-Cl A	237,450	-1.15%
Sezzle Inc	(237,353)	1.15%
Rocket Cos Inc	236,103	-1.14%
Liquidia Corp	(235,668)	1.14%
Sandisk Corp	(235,542)	1.14%
elf Beauty Inc	235,470	-1.14%
Floor & Decor Holdings Inc	234,899	-1.13%
Intel Corp	(233,967)	1.13%
Builders FirstSource Inc	232,898	-1.12%
Recursion Pharmaceuticals Inc	231,729	-1.12%
Upstart Holdings Inc	230,512	-1.11%
Sphere Entertainment Co	(230,462)	1.11%
Impinj Inc	229,613	-1.11%
Wingstop Inc	229,029	-1.11%
Gitlab Inc	228,573	-1.10%
Ciena Corp	(227,934)	1.10%
Toast Inc	225,861	-1.09%
Bel Fuse Inc-CL B	(225,386)	1.09%
Argan Inc	(225,206)	1.09%
Micron Technology Inc	(224,528)	1.08%
ROBLOX Corp	224,424	-1.08%
Par Pacific Holdings Inc	(223,788)	1.08%
Sitime Corp	(223,398)	1.08%
Clear Secure Inc	(222,742)	1.08%
Twilio Inc	(222,572)	1.07%
Credo Technology Group Holding Ltd	(221,327)	1.07%
GoDaddy Inc	221,012	-1.07%
Xometry Inc	(220,410)	1.06%
CDW Corp	219,980	-1.06%
BRIGHTSPRING HEALTH SERVICES	(219,641)	1.06%
Chewy Inc	219,143	-1.06%
nLight Inc	(218,856)	1.06%
Semtech Corp	(218,657)	1.06%
Badger Meter Inc	218,384	-1.05%
Sherwin-Williams Co	217,451	-1.05%
Bread Financial Holdings Inc	(216,762)	1.05%
Jazz Pharmaceuticals Plc	(215,472)	1.04%
Snowflake Inc	215,060	-1.04%
Inspire Medical Systems Inc	214,996	-1.04%
Travere Therapeutics Inc	(212,925)	1.03%
Reddit Inc	(212,247)	1.02%
Coherent Corp	(211,284)	1.02%
MACOM Technology Solutions Holdings Inc	(210,247)	1.02%
Insulet Corp	210,231	-1.02%
eBay Inc	(210,178)	1.01%
Super Micro Computer Inc	209,234	-1.01%
International Paper Co	208,809	-1.01%

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY
ALTERNATIVES FUND
JUNE 30, 2026
(Unaudited)

**	MSFSREL Index: A long-only custom basket of 15 equity REITs across the Industrial, Multi-Family, Single-Family, Retail, Self-Storage and Healthcare sectors.

	Top Underlying Components	Notional	Percentage of Notional
Equity	Equity Residential	$2,812,454	8.53%
	Mid-America Apartment Communities	2,750,268	8.34%
	Regency Centers Corp	2,623,947	7.96%
	Apple Hospitality REIT Inc	2,434,251	7.38%
	American Homes 4 Rent	2,326,300	7.05%
	NNN REIT Inc	2,285,060	6.93%
	Healthpeak Properties Inc	2,265,193	6.87%
	Prologis Inc	2,104,700	6.38%
	Stag Industrial Inc	1,843,211	5.59%
	Cubesmart	1,835,131	5.56%
	Invitation Homes Inc	1,763,261	5.35%
	AvalonBay Communities Inc	1,683,667	5.10%
	Sun Communities Inc	1,553,869	4.71%
	LXP Industrial Trust	1,265,264	3.84%
	Rexford Industrial Realty Inc	1,212,398	3.68%
	Curbline Properties Corp	1,102,777	3.34%
	Apollo Commercial Real Estate	820,331	2.49%
	BrightSpire Capital Inc	301,881	0.92%

**	NMIVRU3X Index: The index sells ATMF 3m10y swaptions on a daily basis, delta-hedged with IRS until expiry.

	Top Underlying Components	Notional	Percentage of Notional
Index	Nomura Interest Rate Volatility Risk Premium USD 3M10Y Index	$2,515,739	100.00%

**	NMSY2RNU Index: Currency selection strategy using mean reversion signals.

	Top Underlying Components	Notional	Percentage of Notional
Currency	Norwegian Krone Spot	$20,290,945	27.12%
	British Pound Spot	(8,738,794)	-11.68%
	Swedish Krona Spot	5,247,119	7.01%
	Euro Spot	(5,166,909)	-6.91%
	New Zealand Dollar Spot	3,925,504	5.25%
	Japanese Yen Spot	(1,174,275)	-1.57%
	Australian Dollar Spot	998,236	1.33%
	Swiss Franc Spot	(685,600)	-0.92%
	Canadian Dollar Spot	(127,323)	-0.17%

**	NMVVU5X Index: Nomura Interest Rate 5Y10Y USD Swaption Straddle Aggreate Index

	Top Underlying Components	Notional	Percentage of Notional
Index	Nomura Interest Rate 5Y10Y USD	$206,928,845	100.00%

**	NMVVU5XX Index: Nomura Interest Rate 5Y10Y USD Swaption Straddle Aggregate Index Charges

	Top Underlying Components	Notional	Percentage of Notional
Index	Nomura Interest Rate 5Y10Y USD	$206,667,880	100.00%

**	NMVVUX5 Index: Nomura Interest Rate 10Y5Y USD Swaption Straddle Aggregate Index

	Top Underlying Components	Notional	Percentage of Notional
Index	Nomura Interest Rate 10Y5Y USD	$(210,644,470)	100.00%

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY
ALTERNATIVES FUND
JUNE 30, 2026
(Unaudited)

**	NMVVUX5X Index: Nomura Interest Rate 10Y5Y USD Swaption Straddle Aggregate Index Charges

	Top Underlying Components	Notional	Percentage of Notional
Index	Nomura Interest Rate 10Y5Y USD	$(207,142,250)	100.00%

**	SGIASW20 Index: The index aims to systematically utilize liquid instruments to capture the attractive structural risk-premium contained within the 20y treasury asset-swap spread.

	Top Underlying Components	Notional	Percentage of Notional
Index	SGI USD 20Y Swap Index	$(46,737,910)	-92.39%
	SGI USD 20Y Treasury Index	$45,952,406	90.84%

**	SGMDSBVH Index: This strategy seeks to monetize mispricing of downside risk by selling short-term S&P 500 puts while utilizing exposure to VIX futures to provide convex down-side protection.

	Top Underlying Components	Notional	Percentage of Notional
Future	CBOE VIX Futures July 26	$36,252,019	60.87%
	CBOE VIX Futures August 26	23,304,835	39.13%
Option	SPXW US 07/01/26 P7090	(20,238,562)	-33.98%
	SPXW US 07/02/26 P7025	(13,492,375)	-22.65%
	SPXW US 07/01/26 P6920	(13,489,361)	-22.65%

**	UBCSDQMV Index: A combination of the UBS filtered Value strategy, which applies a Quality and Momentum filter when identifying value stocks, and the Delta Quality Momentum strategy, which selects stocks based on YoY changes in quality characteristics and price momentum.

	Top Underlying Components	Notional	Percentage of Notional
Currency	US Dollar Spot	$40,524,401	75.94%
Equity	Humana Inc	(629,863)	-1.18%
	Axon Enterprise Inc	(602,072)	-1.13%
	Keurig Dr Pepper Inc	(567,884)	-1.06%
	Grab Holdings Ltd - CL A	(555,129)	-1.04%
	Host Hotels & Resorts Inc	552,088	1.03%
	Eversource Energy	551,803	1.03%
	Arthur J Gallagher & Co	(540,293)	-1.01%
	NextEra Energy Inc	(529,668)	-0.99%
	Altria Group Inc	526,825	0.99%
	Schneider Electric SE	(519,247)	-0.97%
	Evergy Inc	519,226	0.97%
	Macquarie Group Ltd	(518,615)	-0.97%
	Welltower Inc	516,274	0.97%
	Sanofi SA	509,274	0.95%
	Toronto-Dominion Bank/The	509,272	0.95%
	FirstEnergy Corp	503,041	0.94%
	IHI Corp	(500,415)	-0.94%
	Digital Realty Trust Inc	(495,960)	-0.93%
	American Water Works Co Inc	(494,697)	-0.93%
	Brown & Brown Inc	(492,994)	-0.92%
	Daiichi Sankyo Co Ltd	(492,284)	-0.92%
	CBRE Group Inc	(487,767)	-0.91%
	Novartis AG	487,612	0.91%
	Manulife Financial Corp	486,456	0.91%
	Intesa Sanpaolo SpA	479,907	0.90%
	DTE Energy Co	478,682	0.90%
	Exelon Corp	472,333	0.89%
	Commonwealth Bank of Australia	(472,162)	-0.88%
	Mitsui OSK Lines Ltd	(469,908)	-0.88%
	EQT Corp	459,554	0.86%

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY
ALTERNATIVES FUND
JUNE 30, 2026
(Unaudited)

Top Underlying Components	Notional	Percentage of Notional
Rio Tinto PLC	$458,762	0.86%
Celsius Holdings Inc	(458,748)	-0.86%
LPL Financial Holdings Inc	(457,752)	-0.86%
TechnipFMC PLC	453,792	0.85%
T-Mobile US Inc	445,152	0.83%
BorgWarner Inc	440,293	0.83%
CenterPoint Energy Inc	(435,172)	-0.82%
Deutsche Boerse AG	(435,116)	-0.82%
Crown Castle Inc	434,933	0.82%
London Stock Exchange Group PLC	(431,504)	-0.81%
Societe Generale SA	(431,266)	-0.81%
Incyte Corp	429,464	0.80%
Northern Star Resources Ltd	(429,149)	-0.80%
Canadian Imperial Bank of Commerce	427,265	0.80%
Match Group Inc	424,842	0.80%
Kroger Co	423,217	0.79%
Shell PLC	(422,357)	-0.79%
Essex Property Trust Inc	421,763	0.79%
International Flavors & Fragrances Inc	(421,732)	-0.79%

As of June 30, 2026, the open Reverse Repurchase Agreements held by the Fund are listed below:

Principal Amount (000)	Counterparty	Rate	Maturity	Value (000)
$(4,796)	Bank of America	4.19%	08/12/2026	$(4,796)
(8,030)	Bank of America	4.22%	07/14/2026	(8,030)
(8,006)	Bank of America	4.29%	09/11/2026	(8,006)
(1,596)	Citigroup	4.27%	07/22/2026	(1,596)
				$(22,428)

For the six months ended June 30, 2026, the daily average borrowing and interest rate under the reverse repurchase agreements were $52,677 ($ Thousands) and 4.24%, respectively.

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY
ALTERNATIVES FUND
JUNE 30, 2026
(Unaudited)

The tables below set forth information about the Level within the fair value hierarchy at which the Fund’s investments and other financial instruments are measured at June 30, 2026:

Investments in Securities	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Mortgage-Backed Securities	$—	$2,351,186	$—	$2,351,186
Corporate Obligations	—	477,265	—	477,265
Asset-Backed Securities	—	230,581	—	230,581
Convertible Bonds	—	52,559	—	52,559
Exchange-Traded Fund	17,782	—	—	17,782
Purchased Swaptions	10,392	—	—	10,392
Preferred Stock	13	9,350	—	9,363
Purchased Credit Default Swaption	—	—	186	186
Short-Term Investment	—	181	—	181
OTC Purchased Options	3,558	—	—	3,558
Centrally Cleared Purchased Options	9	—	—	9
Total Investments in Securities	$31,754	$3,121,122	$186	$3,153,062

Securities Sold Short,
Not Yet Purchased	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
U.S. Treasury Obligations	$—	$(34,164)	$—	$(34,164)
Mortgage-Backed Security	—	(27,548)	—	(27,548)
Common Stock	(24,980)	—	—	(24,980)
Corporate Obligation	—	(3,158)	—	(3,158)
Total Securities Sold Short, Not Yet Purchased	$(24,980)	$(64,870)	$—	$(89,850)

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY
ALTERNATIVES FUND
JUNE 30, 2026
(Unaudited)

Other Financial Instruments	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Written Credit Default Swaptions	$—	$—	$(71)	$(71)
Written Swaptions	(10,894)	—	—	(10,894)
Futures Contracts*
Unrealized Appreciation	26,289	—	—	26,289
Unrealized Depreciation	(8,800)	—	—	(8,800)
Forward Contracts*
Unrealized Appreciation	—	143	—	143
OTC Swaps
Credit Default Swaps*
Unrealized Appreciation	—	442	—	442
Centrally Cleared Swaps
Credit Default Swaps*
Unrealized Depreciation	—	(1,191)	—	(1,191)
Centrally Cleared Swaps
Interest Rate Swaps*
Unrealized Appreciation	—	843	—	843
Unrealized Depreciation	—	(98)	—	(98)
OTC Swaps
Total Return Swaps*
Unrealized Appreciation	—	7,311	—	7,311
Unrealized Depreciation	—	(6,686)	—	(6,686)
Reverse Repurchase Agreements	—	(22,428)	—	(22,428)
Total Other Financial Instruments	$6,595	$(21,664)	$(71)	$(15,140)

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY

ALTERNATIVES FUND

JUNE 30, 2026

(Unaudited)

*	Futures contracts, forward contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Amounts designated as “—“ are either $0 or have been rounded to $0.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Consolidated Financial Statements.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY
ALTERNATIVES FUND
JUNE 30, 2026
(Unaudited)

GLOSSARY

Currency Abbreviations

AUD — Australian Dollar

BRL — Brazilian Real

CAD — Canadian Dollar

CHF — Swiss Franc

CLP — Chilean Peso

CNH — Chinese Yuan Offshore

COP — Colombian Peso

EUR — Euro

GBP — British Pound Sterling

IDR — Indonesian Rupiah

INR — Indian Rupee

JPY — Japanese Yen

KRW — Korean Won

NOK — Norwegian Krone

NZD — New Zealand Dollar

PEN — Peruvian Sol

PHP — Philippines Peso

SEK — Swedish Krona

USD — U.S. Dollar

Portfolio Abbreviations

1D ONBFR — 1-Day Overnight Bank Funding Rate

ABS — Asset-Backed Security

ADR — American Depositary Receipt

BDC — Business Development Company

Cl — Class

CLO — Collateralized Loan Obligation

ETF — Exchange-Traded Fund

EUR003M — 3 Months EURIBOR Rate

EURIBOR — Euro Interbank Offered Rate

FED FUNDS — Federal Funds Effective Rate

G10 — Group of Ten

H15T5Y — 5 Year US Treasury Yield Curve Constant Maturity Rate

IO — Interest Only

OTC — Over the Counter

PIK — Payment-in-Kind

PPP — Purchasing Power Parity

REIT — Real Estate Investment Trust

Ser — Series

SOFR — Secured Overnight Financing Rate

SOFR30A — Secured Overnight Financing Rate 30-Day Average

SONIA — Sterling Overnight Index Average

SONIA/N — Sterling Overnight Index Average index with a lookback period of 'N' days

SPDR — Standard & Poor's Depository Receipt

TBA — To Be Announced

TSFR1M — 1 Month CME Term Secured Overnight Financing Rate

TSFR3M — 3 Month CME Term Secured Overnight Financing Rate

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY
ALTERNATIVES FUND
JUNE 30, 2026
(Unaudited)

CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES ($ Thousands)
Assets:
Investments, at Fair Value (Cost $3,140,903)	$3,153,062
Foreign Currency, at Fair Value (Cost $2,654)	2,653
OTC Swap Contracts, at Fair Value (Premiums Paid $76)	7,311
Cash	176,140
Receivable for Investments Sold	81,887
Cash Pledged as Collateral for Swap Contracts	74,686
Cash Pledged as Collateral for Short Positions	32,020
Cash Pledged as Collateral for Futures Contracts	29,886
Variation Margin Receivable for Futures Contracts	13,910
Dividend and Interest Receivable	9,951
Receivable for Capital Shares Sold	3,156
Variation Margin Receivable for Centrally Cleared Swap Contracts	151
Unrealized Appreciation on Forward Foreign Currency Contracts	143
Reclaim Receivable	2
Prepaid Expenses	50
Total Assets	3,585,008
Liabilities:
Payable for Investment Securities Purchased	$1,983,501
Securities Sold Short, at Fair Value (Proceeds $89,713)	89,850
Reverse Repurchase Agreements	22,428
Written Options and Swaptions, at Fair Value (Premiums Received $14,052)	10,965
OTC Swap Contracts, at Fair Value (Premiums Received $2,307)	8,475
Payable Due to Adviser	1,484
Payable for Capital Shares Redeemed	751
Interest Expense Payable on Securities Sold Short	320
Interest Expense Payable on Reverse Repurchase Agreements	122
Payable Due to Administrator	92
Variation Margin Payable for Futures Contracts	40
Distribution Fees Payable (Class A)	9
Other Accrued Expenses and Other Payables	732
Total Liabilities	2,118,769
Commitments and Contingencies†
Net Assets	$1,466,239

†	See Note 7 in the Notes to Consolidated Financial Statements.

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY
ALTERNATIVES FUND
JUNE 30, 2026
(Unaudited)

CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES ($ Thousands) (1)
Net Assets Consist of:
Paid-in Capital	$1,384,372
Total Distributable Earnings	81,867
Net Assets	$1,466,239
Class A Shares:
Net Assets	$37,716
Outstanding Shares of Beneficial Interest (Unlimited Authorization - No Par Value)	3,299,340
Net Asset Value, Offering and Redemption Price Per Share	$11.43	‡
Maximum Offering Price Per Share
($11.43/95.00%)	$12.03
Class I Shares:
Net Assets	$1,428,523
Outstanding Shares of Beneficial Interest (Unlimited Authorization - No Par Value)	124,152,249
Net Asset Value, Offering and Redemption Price Per Share	$11.51	‡

(1)	Amounts shown In Thousands with the exception of Outstanding Shares of Beneficial Interest and Net Asset Value, Offering and Redemption Price Per Share.
‡	Net Assets divided by Shares do not calculate to the stated NAV due to Net Assets and Shares being rounded.

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY
ALTERNATIVES FUND
FOR THE SIX MONTHS ENDED
JUNE 30, 2026
(Unaudited)

CONSOLIDATED STATEMENT OF OPERATIONS ($ Thousands)
Investment Income:
Dividends	$830
Interest	30,863
Less: Foreign Taxes Withheld	(7)
Total Investment Income	31,686
Expenses:
Investment Advisory Fees	9,451
Administration Fees	540
Distribution Fees (Class A)	48
Trustees' Fees	18
Chief Compliance Officer Fees	7
Dividend and Interest Expense on Securities Sold Short	2,960
Transfer Agent Fees	959
Printing Fees	127
Pricing Fees	109
Legal Fees	103
Audit Fees	96
Custodian Fees	44
Registration and Filing Fees	36
Other Expenses	43
Total Expenses	14,541
Less:
Investment Advisory Fee Waiver	(190)
Net Expenses	14,351
Net Investment Income	17,335
Net Realized Gain (Loss) on:
Investments	8,933
Purchased Options and Swaptions	(21,383)
Written Options and Swaptions	2,203
Securities Sold Short	(1,928)
Futures Contracts	33,445
Swap Contracts	30,984
Foreign Currency Transactions	(213)
Forward Currency Exchange Contracts	258
Net Realized Gain	52,299

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY
ALTERNATIVES FUND
FOR THE SIX MONTHS ENDED
JUNE 30, 2026
(Unaudited)

CONSOLIDATED STATEMENT OF OPERATIONS ($ Thousands)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	$(20,883)
Purchased Options and Swaptions	(2,321)
Written Options and Swaptions	3,334
Securities Sold Short	(1,930)
Futures Contracts	4,250
Swap Contracts	(2,953)
Foreign Currency Translation	(128)
Forward Currency Exchange Contracts	220
Net Change in Unrealized Depreciation	(20,411)
Net Realized and Unrealized Gain	31,888
Net Increase in Net Assets Resulting from Operations	$49,223

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY
ALTERNATIVES FUND

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS ($ Thousands)

	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
Operations:
Net Investment Income	$17,335	$44,799
Net Realized Gain	52,299	26,800
Net Change in Unrealized Appreciation (Depreciation)	(20,411)	914
Net Increase in Net Assets Resulting from Operations	49,223	72,513
Distributions:
Class A Shares	–	(1,959)
Class I Shares	–	(64,217)
Total Distributions	–	(66,176)
Capital Share Transactions:
Class A Shares
Issued	6,599	20,239
Reinvestment of Dividends	–	1,875
Redeemed	(15,332)	(41,187)
Net Decrease in Net Assets from Class A Share Transactions	(8,733)	(19,073)
Class I Shares
Issued	174,673	446,064
Reinvestment of Dividends	–	58,624
Redeemed	(376,342)	(860,838)
Net Decrease in Net Assets from Class I Share Transactions	(201,669)	(356,150)
Net Decrease in Net Assets from Capital Share Transactions	(210,402)	(375,223)
Total Decrease in Net Assets	(161,179)	(368,886)
Net Assets:
Beginning of Year/Period	1,627,418	1,996,304
End of Year/Period	$1,466,239	$1,627,418
Amounts designated as “–“ are $0.

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY
ALTERNATIVES FUND

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
Share Transactions:
Class A Shares
Issued	583,323	1,810,698
Reinvestment of Distributions	–	169,502
Redeemed	(1,362,579)	(3,684,423)
Net Decrease in Shares Outstanding from Class A Share Transactions	(779,256)	(1,704,223)
Share Transactions:
Class I Shares
Issued	15,369,198	39,619,942
Reinvestment of Distributions	–	5,271,908
Redeemed	(33,181,949)	(76,552,352)
Net Decrease in Shares Outstanding from Class I Share Transactions	(17,812,751)	(31,660,502)

Amounts designated as “–“ are 0.

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY
ALTERNATIVES FUND

CONSOLIDATED FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

        For a Share Outstanding Throughout Each Year/Period

Class A Shares

	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31, 2025		Year Ended December 31, 2024		Year Ended December 31, 2023		Year Ended December 31, 2022		Year Ended December 31, 2021
Net Asset Value, Beginning of Year/ Period	$11.09		$11.07		$10.86		$10.68		$10.78		$9.77
Income from Investment Operations:
Net Investment Income (Loss)**	0.13		0.28		0.32		0.38		0.19		(0.07)
Net Realized and Unrealized Gain	0.21		0.17		0.14		0.17		0.13		1.40

Total from Investment Operations	0.34		0.45		0.46		0.55		0.32		1.33

Dividends and Distributions:
Net Investment Income	–		(0.24)		(0.23)		(0.37)		(0.30)		(0.32)
Capital Gains	–		(0.19)		(0.02)		–		(0.12)		–
Total Dividends and Distributions	–		(0.43)		(0.25)		(0.37)		(0.42)		(0.32)
Net Asset Value, End of Year/Period	$11.43		$11.09		$11.07		$10.86		$10.68		$10.78

Total Return‡	3.07	%†	4.06%		4.24%		5.16%		3.01%		13.62%

Ratios and Supplemental Data
Net Assets, End of Year/ Period (Thousands)	$37,716		$45,216		$64,015		$49,176		$29,069		$7,891
Ratio of Expenses to Average Net Assets	2.14	%(1)††	2.27	%(1)	1.95	%(1)	1.94	%(1)	2.14	%(1)	2.17%
Ratio of Expenses to Average Net Assets (Excluding Waivers)	2.17	%††	2.24%		1.92%		1.96%		2.31%		3.49%
Ratio of Net Investment Income (Loss) to Average Net Assets	2.29	%††	2.50%		2.84%		3.46%		1.70%		(0.66)%
Portfolio Turnover Rate	392	%†	636%		987%		768%		216%		183%

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY

ALTERNATIVES FUND

**	Per share data calculated using average shares method.
‡	Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund Shares, assumes reinvestments of dividends, and does not reflect the applicable sales charges, if applicable.
†	Total Return and Portfolio Turnover Rate are for the period indicated and have not been annualized.
††	Annualized.
(1)	The Fund incurred dividend and interest expense on securities sold short and reverse repurchase agreements. If these expenses and fees had not been incurred, the ratios of operating expenses to average net assets for the six months ended June 30, 2026 and years ended December 31, 2025, December 31, 2024, December 31, 2023 and December 31, 2022 would have been 1.75%, 1.79%, 1.73%, 1.75% and 1.78%, respectively.

Amounts designated as “–“ are 0.

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND

Selected Per Share Data & Ratios

For a Share Outstanding Throughout Each Year/Period

                          Class I Shares

	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31, 2025		Year Ended December 31, 2024		Year Ended December 31, 2023		Year Ended December 31, 2022		Year Ended December 31, 2021
Net Asset Value, Beginning of Year/Period	$11.15		$11.13		$10.91		$10.72		$10.82		$9.80
Income from Investment Operations:
Net Investment Income (Loss)**	0.13		0.28		0.32		0.39		0.18		(0.05)
Net Realized and Unrealized Gain	0.23		0.20		0.18		0.19		0.16		1.42
Total from Investment Operations	0.36		0.48		0.50		0.58		0.34		1.37
Dividends and Distributions:
Net Investment Income	–		(0.27)		(0.26)		(0.39)		(0.32)		(0.35)
Capital Gains	–		(0.19)		(0.02)		–		(0.12)		–
Total Dividends and Distributions	–		(0.46)		(0.28)		(0.39)		(0.44)		(0.35)
Net Asset Value, End of Year/Period	$11.51		$11.15		$11.13		$10.91		$10.72		$10.82
Total Return‡	3.23	%†	4.31%		4.55%		5.44%		3.16%		13.96%
Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$1,428,523		$1,582,202		$1,932,289		$1,432,415		$686,865		$155,191
Ratio of Expenses to Average Net Assets	1.89	%(1)††	2.02	%(1)	1.70	%(1)	1.69	%(1)	1.89	%(1)	1.94%
Ratio of Expenses to Average Net Assets (Excluding Waivers)	1.92	%††	1.99%		1.67%		1.71%		2.07%		3.26%
Ratio of Net Investment Income (Loss) to Average Net Assets	2.29	%††	2.49%		2.88%		3.52%		1.69%		(0.43)%
Portfolio Turnover Rate	392	%†	636%		987%		768%		216%		183%

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND

**	Per share data calculated using average shares method.

‡	Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund Shares, assumes reinvestments of dividends, and does not reflect the applicable sales charges, if applicable.

†	Total Return and Portfolio Turnover Rate are for the period indicated and have not been annualized.
††	Annualized.

(1)	The Fund incurred dividend and interest expense on securities sold short and reverse repurchase agreements. If these expenses and fees had not been incurred, the ratios of operating expenses to average net assets for the six months ended June 30, 2026 and years ended December 31, 2025, December 31, 2024, December 31, 2023 and December 31, 2022 would have been 1.50%, 1.53%, 1.47%, 1.50% and 1.53%, respectively.

Amounts designated as “–“ are 0.

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY
ALTERNATIVES FUND
JUNE 30, 2026
(Unaudited)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1. Organization:

The Advisors’ Inner Circle Fund III (the “Trust”) is organized as a Delaware statutory trust under a Declaration of Trust dated December 4, 2013. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company with 44 funds. The financial statements herein are those of the FS Multi-Strategy Alternatives Fund (the “Fund”). The Fund represents two classes of shares of beneficial interest of the Trust in a separate portfolio of securities and other assets with their own investment objective and policies. The Fund seeks to provide shareholders with positive absolute returns over a complete market cycle. The Fund is classified as a non-diversified, open-end management investment company registered under the 1940 Act. The financial statements of the remaining funds of the Trust are presented separately. The assets of the Fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held. The Fund commenced investment operations on May 16, 2017.

As of June 30, 2026, the Fund had one wholly-owned subsidiary, FS Alternatives Fund (Cayman) (the “Subsidiary”), through which the Fund may gain exposure to commodities. The consolidated financial statements include both the Fund’s accounts and the accounts of the Subsidiary. All intercompany balances have been eliminated in consolidation.

2. Significant Accounting Policies:

The accompanying financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are presented in U.S. dollars which is the functional currency of the Fund. The Fund is an investment company and therefore applies the accounting and reporting guidance issued by the U.S. Financial Accounting Standards Board (“FASB”) in Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies. The following are significant accounting policies which are consistently followed in the preparation of the financial statements.

Use of Estimates —The preparation of financial statements requires management to make estimates and assumptions that affect the fair value of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. On the first day a new debt security purchase is recorded, if a price is not available on the automated pricing feeds from our primary and secondary pricing vendors nor is it available from an independent broker, the security may be valued at its purchase price. Each day thereafter, the debt security will be valued according to the Trust’s fair value procedures (the "Fair Value Procedures") until an independent source can be secured. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value provided that it is determined the amortized cost continues to approximate fair value. Should existing credit, liquidity or interest rate conditions in the relevant markets and issuer specific circumstances suggest that amortized cost does not approximate fair value, then the amortized cost method may not be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY
ALTERNATIVES FUND
JUNE 30, 2026
(Unaudited)

Securities for which market prices are not “readily available” are valued in accordance with the Fair Value Procedures established by the Adviser and approved by the Trust's Board of Trustees (the “Board”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the "valuation designee" to determine the fair value of securities and other instruments for which no readily available market quotations are available. The Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) of the Adviser.

Options for which the primary market is a national securities exchange are valued at the last bid price on the exchange on which they are traded, or, in the absence of any sale, at the closing bid price for long positions and at the closing ask price for written options. Options not traded on a national securities exchange are valued at the last quoted bid price.

Futures contracts that are traded on an exchange are valued at their last reported sales price as of the valuation date.

Swaps are marked-to-market daily based upon quotations from market makers and the resulting changes in market values, are recorded as an unrealized gain or loss in the Consolidated Statement of Operations.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY
ALTERNATIVES FUND
JUNE 30, 2026
(Unaudited)

Reverse repurchase agreements are priced at their acquisition cost, and assessed for credit adjustments, which represent fair value.

Over-the-counter (“OTC”) financial derivative instruments, such as foreign currency contracts, options contracts, swaptions contracts, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker-dealer quotations or by pricing service providers. Depending on the product and the terms of the transaction, the value of financial derivative instruments can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which the Fund calculates its net asset value (“NAV”). The closing prices of such securities may no longer reflect their market value at the time the Fund calculates its NAV if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Fund calculates NAV. A Significant Event may relate to a single issuer or to an entire market sector. If FS Fund Advisor, LLC (the “Adviser”) becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates its NAV, it may request that a Committee meeting be called.

If a local market in which the Fund owns securities is closed for one or more days, the Fund shall value all securities held in that corresponding currency based on the fair value prices determined by the Committee.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

●	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY
ALTERNATIVES FUND
JUNE 30, 2026
(Unaudited)

●	Level 2 – Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with the Adviser’s pricing procedures, etc.); and

●	Level 3 — Prices, inputs or proprietary modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the six months ended June 30, 2026, there have been no significant changes to the Fund’s fair valuation methodology.

Federal Income Taxes — It is the Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current period. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., from commencement of operations, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the six months ended June 30, 2026, the Fund did not have any unrecognized tax benefits or liabilities. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Consolidated Statement of Operations. During the six months ended June 30, 2026, the Fund did not incur any interest or penalties.

Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund or its agent files withholding tax reclaims in certain jurisdictions to recover certain amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. Professional fees paid to those that provide assistance in receiving the tax reclaims, which generally are contingent upon successful receipt of reclaimed amounts, are recorded in Professional Fees on the Consolidated Statement of Operations, if applicable, once the amounts are due. The professional fees related to pursuing these tax reclaims are not subject to the Adviser’s expense limitation agreement.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY
ALTERNATIVES FUND
JUNE 30, 2026
(Unaudited)

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date, interest income is recognized on the accrual basis from settlement date and includes the amortization of premiums and the accretion of discount. Discounts and premiums on securities purchased are accreted and amortized using the scientific interest method, which approximates the effective interest method. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Realized gains (losses) on paydowns of mortgage-backed and asset-backed securities are recorded as an adjustment to interest income.

Foreign Currency Translation — The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Fund does not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Consolidated Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid.

Forward Foreign Currency Exchange Contracts — The Fund may enter into forward foreign currency exchange contracts to protect the value of securities held and related receivables and payables against changes in future foreign exchange rates. A forward currency contract is an agreement between two parties to buy and sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the current forward rate and the change in market value is recorded by the Fund as unrealized gain or loss. The Fund recognizes realized gains or losses when the contract is closed, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Any realized or unrealized appreciation (depreciation) during the period is presented on the Consolidated Statement of Operations. Risks may arise from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Risks may also arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts at the date of default. Refer to the Schedule of Investments for details regarding open forward foreign currency contracts as of June 30, 2026.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY
ALTERNATIVES FUND
JUNE 30, 2026
(Unaudited)

Futures Contracts — The Fund utilized futures contracts during the six months ended June 30, 2026. To the extent consistent with its investment objective and strategies, the Fund may use futures contracts for tactical hedging purposes as well as to enhance the Fund’s returns. Initial margin deposits of cash or securities are made upon entering into futures contracts. Futures are collateralized by cash deposits with Bank of America, Goldman Sachs and Deutsche Bank. Futures contracts are valued at the settlement price established each day by the board of exchange on which they are traded. The futures contracts may be marked-to-market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When the futures contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the futures contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, the futures contract involves the risk that a Fund could lose more than the original margin deposit required to initiate a futures transaction.

Finally, the risk exists that losses could exceed amounts disclosed on the Consolidated Statement of Assets and Liabilities.

Swap Contracts — The Fund is authorized to enter into swap contracts, including total return swaps, interest rate swaps, equity swap contracts and credit default swaps. To the extent consistent with its investment objective and strategies, the Fund uses swap contracts for tactical hedging purposes as well as to enhance the Fund’s returns. Swaps are a two-party contract in which the seller (buyer) will pay to the buyer (seller) the difference between the current value of a security and its value at the time the contract was entered.

The Fund may use credit default swaps to reduce risk where the Fund has exposure to the issuer, or to take an active long or short position with respect to the likelihood of an event of default. The reference obligation of the swap can be a single issuer, a “basket” of issuers, or an index.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY
ALTERNATIVES FUND
JUNE 30, 2026
(Unaudited)

The buyer of a credit default swap is generally obligated to pay the seller a periodic stream of payments over the term of the contract in return for a contingent payment upon the occurrence of a credit event with respect to an underlying reference obligation. Generally, a credit event for corporate or sovereign reference obligations means bankruptcy, failure to pay, obligation acceleration, repudiation/moratorium or restructuring. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down.

If the Fund is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will generally either (i) pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index.

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

In a typical equity swap, one party agrees to pay another party the return on a stock, stock index or basket of stocks in return for a specified interest rate. By entering into an equity index swap, for example, the index receiver can gain exposure to stocks making up the index of securities without actually purchasing those stocks. Equity index swaps involve not only the risk associated with investment in the securities represented in the index, but also the risk that the performance of such securities, including dividends, will not exceed the return on the interest rate that the Fund will be committed to pay.

Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal to manage a Fund’s exposure to interest rates. Payments received or made are recorded as realized gains or losses. As of June 30, 2026, the Fund has entered into interest rate swap contracts as shown on the Consolidated Schedule of Investments.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY
ALTERNATIVES FUND
JUNE 30, 2026
(Unaudited)

Total return swaps are contracts in which one party agrees to make payments of the total return from a reference instrument—which may be a single asset, a pool of assets or an index of assets—during a specified period, in return for payments equal to a fixed or floating rate of interest or the total return from another underlying reference instrument. The total return includes appreciation or depreciation on the underlying asset, plus any interest or dividend payments. Payments under the swap are based upon an agreed upon principal amount but, since the principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. Total return swaps are marked-to-market daily using different sources, including quotations from counterparties, pricing services, brokers or market makers. The unrealized appreciation or depreciation related to the change in the valuation of the notional amount of the swap is combined with the amount due to the Fund at termination or settlement. The primary risks associated with total return swaps are credit risks (if the counterparty fails to meet its obligations) and market risk (if there is no liquid market for the swap or unfavorable changes occur to the underlying reference instrument).

Periodic payments made or received are recorded as realized gains or losses. At year end, the Consolidated Statement of Assets and Liabilities reflect, if any, unrealized appreciation or depreciation and accrued periodic payments for swap contracts the Fund may have open at year end. Entering into swap contracts involves, to varying degrees, elements of credit, interest rate and market risk in excess of the amounts recognized on the Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these contracts, that the counterparty to the contract may default on its obligation to perform and that there may be unfavorable changes in market conditions or fluctuations in interest rates. Swap contracts outstanding at period end, if any, are listed on the Consolidated Schedule of Investments. In connection with swap contracts, cash or securities may be segregated as collateral by the Fund’s custodian. As of June 30, 2026, the Fund has entered into total return swap contracts as shown on the Consolidated Schedule of Investments.

There is the risk that the counterparty refuses to continue to enter into swap agreements with the Fund in the future, or requires increased fees, which could impair the Fund’s ability to achieve its investment objective. A counterparty may also increase its collateral requirements, which may limit the Fund’s ability to use leverage and reduce investment returns. In addition, if the Fund cannot locate a counterparty willing to enter into transactions with the Fund, it will not be able to implement its investment strategy.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY
ALTERNATIVES FUND
JUNE 30, 2026
(Unaudited)

Centrally cleared swaps are valued at the settlement price established each day by the board of exchange on which they are traded. The daily settlement prices for centrally cleared swaps are provided by an independent source. Net payments of interest are recorded as realized gains or losses. Upfront premiums are recorded as realized gains or losses on the Consolidated Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Consolidated Statement of Operations. Net periodic payments received or paid by a Fund are included as part of realized gains or losses on the Consolidated Statement of Operations. Daily changes in valuation of Centrally Cleared swaps are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Consolidated Statement of Assets and Liabilities.

Options/Swaptions Written/Purchased — The Fund may purchase and write put and call options/swaptions on indices and enter into related closing transactions. To the extent consistent with its investment objective and strategies, the Fund uses options/swaptions for tactical hedging purposes as well as to enhance the Fund’s returns. Additionally, the Fund uses options/swaptions to create long or short equity exposure without investing directly in equity securities. A put option/swaption on a security gives the purchaser of the option/swaption the right to sell, and the writer of the option/swaption the obligation to buy, the underlying security at any time during the option/swaption period for American options/swaptions and only at the expiration date for European options/swaptions. A call option/swaption on a security gives the purchaser of the option/swaption the right to buy, and the writer of the option/swaption the obligation to sell, the underlying security at any time during the option/swaption period for American options and only at the expiration date for European options/swaptions. The premium paid to the writer is the consideration for undertaking the obligations under the option/swaption contract. The market value of an option/swaption generally reflects the market price of an underlying security. Other principal factors affecting market value include supply and demand, interest rates, the pricing volatility of the underlying security and the time remaining until the expiration date. Premiums received or paid from writing or purchasing options/swaptions which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option/swaption is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether a Fund has realized a gain or a loss. Any realized or unrealized gains (loss) during the period are presented on the Consolidated Statement of Operations. Risks associated with options/swaptions transactions include: (i) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (ii) there may be an imperfect correlation between the movement in prices of options/swaptions and the securities underlying them; (iii) there may not be a liquid secondary market for options/swaptions; and (iv) while a Fund will receive a premium when it writes covered call options/swaptions, it may not participate fully in a rise in the market value of the underlying security.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY
ALTERNATIVES FUND
JUNE 30, 2026
(Unaudited)

The Fund held written/purchased options/swaptions contracts as of and during the six months ended June 30, 2026.

Mortgage-Backed To-Be-Announced Securities — The Fund may enter into mortgage-backed to-be-announced securities (“TBAs”). These financial instruments are subject to varying degrees of market and credit risk. TBAs provide for the delayed delivery of the underlying instrument. The contractual or notional amounts related to these financial instruments adjusted for unrealized market valuation gains or losses are recorded on a trade date basis. The credit risk related to settlements is limited to the unrealized market valuation gains or losses recorded in the Consolidated Statement of Operations. Market risk is substantially dependent upon the value of the underlying financial instruments and is affected by market forces such as volatility and changes in interest rates.

Reverse Repurchase Agreements — To the extent consistent with its Investment Objective and Strategies, the Fund may issue reverse repurchase agreements. A reverse repurchase agreement involves the sale of portfolio assets together with an agreement to repurchase the same assets later at a fixed price. The segregated assets may consist of cash, U.S. Government securities, or other liquid securities at least equal in value to the obligations under the reverse repurchase agreements. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds under the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the obligation to repurchase the securities.

The Fund held Reverse Repurchase Agreements as of and during the six months ended June 30, 2026.

Classes — Class specific expenses, such as distribution fees, are borne by that class of shares. Income, realized and unrealized gains/losses and non-class specific expenses are allocated to the respective class on the basis of relative net assets.

Cash — Idle cash may be swept into various time deposit accounts and is classified as cash on the Consolidated Statement of Assets and Liabilities. The Fund maintains cash in bank deposit accounts which, at times, may exceed United States federally insured limits. Amounts invested are available on the same business day.

Expenses — Most expenses of the Trust can be directly attributed to a particular fund. Expenses which cannot be directly attributed to a particular fund are apportioned among the funds of the Trust based on the number of funds and/or relative net assets.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY
ALTERNATIVES FUND
JUNE 30, 2026
(Unaudited)

Dividends and Distributions to Shareholders — The Fund intends to distribute substantially all of its net investment income and net realized capital gains, if any, annually. All distributions are recorded on ex-dividend date.

Segment Reporting — The Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of this standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Fund’s Principal Executive Officer and Principal Financial Officer act as the Fund’s CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is predetermined in accordance with the Fund’s single investment objective which is executed by the Fund’s portfolio manager. The financial information in the form of the Fund’s schedule of investments, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Consolidated Statement of Assets and Liabilities as “Total Assets” and significant segment expenses are listed on the accompanying Consolidated Statement of Operations.

3. Derivative Transactions:

The following tables include the Fund’s exposure by type of risk on derivatives held throughout the period.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY
ALTERNATIVES FUND
JUNE 30, 2026
(Unaudited)

The fair value of derivative instruments as of June 30, 2026, is as follows ($ Thousands):

	Asset Derivatives			Liability Derivatives
	Consolidated Statement of Assets and Liabilities Location	Fair Value		Consolidated Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Unrealized appreciation on futures contracts	$13,505	†	Unrealized depreciation on futures contracts	$3,304	†
	Unrealized appreciation on swap contracts	1,987	†	Unrealized depreciation on swap contracts	1,502	†
	Options and Swaptions purchased, at value	10,530		Options and Swaptions written, at value	10,894
Commodity Contracts	Unrealized appreciation on swap contracts	1,086	†	Unrealized depreciation on swap contracts	142	†
Equity Contracts	Unrealized appreciation on futures contracts	12,784	†	Unrealized depreciation on futures contracts	5,496	†
	Unrealized appreciation on swap contracts	4,945	†	Unrealized depreciation on swap contracts	4,727	†
	Options and Swaptions purchased, at value	3,429		Options and Swaptions written, at value	—
Credit Contracts	Unrealized appreciation on swap contracts	—		Unrealized depreciation on swap contracts	3,056	†
	Options and Swaptions purchased, at value	186		Options and Swaptions written, at value	71
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	143		Unrealized depreciation on forward foreign currency contracts	—
	Unrealized appreciation on swap contracts	136	†	Unrealized depreciation on swap contracts	337	†
Total derivatives not accounted for as hedging instruments		$48,731			$29,529

†	Includes cumulative appreciation (depreciation) of futures contracts and swap contracts as reported in the Consolidated Schedule of Investments. Market Value is reported within the Consolidated Statement of Assets and Liabilities for swap contracts that have paid premiums. Current day’s variation margin, if any, is reported within the Consolidated Statement of Assets and Liabilities.

The effect of derivative instruments on the Consolidated Statement of Operations for the six months ended June 30, 2026, was as follows:

The amount of realized gain (loss) on derivatives recognized in income ($ Thousands):

	Futures Contracts	Forward Foreign Currency Contracts	Swap Contracts	Purchased Options and Swaptions	Written Options and Swaptions	Total
Interest rate contracts	$33,445	$—	$1,438	$825	$(290)	$35,418
Foreign exchange contracts	—	258	3,928	—	—	4,186
Credit contracts	—	—	(484)	(173)	—	(657)
Equity contracts	—	—	23,072	(22,035)	2,493	3,530
Commodity contracts	—	—	3,030	—	—	3,030
Total	$33,445	$258	$30,984	$(21,383)	$2,203	$45,507

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY
ALTERNATIVES FUND
JUNE 30, 2026
(Unaudited)

Change in unrealized appreciation (depreciation) on derivatives recognized in income ($ Thousands):

	Futures Contracts	Forward Foreign Currency Contracts	Swap Contracts	Purchased Options and Swaptions	Written Options and Swaptions	Total
Interest rate contracts	$2,625	$—	$366	$(3,231)	$3,334	$3,094
Foreign exchange contracts	—	220	(3,126)	—	—	(2,906)
Credit contracts	—	—	(350)	43	—	(307)
Equity contracts	1,625	—	(470)	867	—	2,022
Commodity contracts	—	—	627	—	—	627
Total	$4,250	$220	$(2,953)	$(2,321)	$3,334	$2,530

The following discloses the volume of the Fund’s forward foreign currency contracts, futures contracts, swap contracts, options and swaptions contracts activity during the six months ended June 30, 2026.

For the six months ended June 30, 2026, the average market value amount of forward foreign currency contracts was as follows ($ Thousands):

Average Quarterly Market Value Balance Long	$—
Average Quarterly Market Value Balance Short	10,615

For the six months ended June 30, 2026, the average market value amount of futures contracts was as follows ($ Thousands):

Average Quarterly Market Value Balance Long	$82,939
Average Quarterly Market Value Balance Short	3,433,257

For the six months ended June 30, 2026, the average market value amount of interest rate swap contracts was as follows ($ Thousands):

Average Quarterly Market Value Balance Long	$16,484
Average Quarterly Market Value Balance Short	15,890

For the six months ended June 30, 2026, the average market value amount of credit default swap contracts was as follows ($ Thousands):

Average Quarterly Market Value Balance Long	$3,139
Average Quarterly Market Value Balance Short	2,209

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY
ALTERNATIVES FUND
JUNE 30, 2026
(Unaudited)

For the six months ended June 30, 2026, the average market value amount of total return swap contracts held by the Fund was as follows ($ Thousands):

Average Quarterly Market Value Balance Long	$2,241,167
Average Quarterly Market Value Balance Short	2,239,294

For the six months ended June 30, 2026, the average market value amount of options contracts was as follows ($ Thousands):

Average Quarterly Market Value Balance Long	$8,371
Average Quarterly Market Value Balance Short	—

For the six months ended June 30, 2026, the average market value amount of swaptions contracts was as follows ($ Thousands):

Average Quarterly Market Value Balance Long	$24,014
Average Quarterly Market Value Balance Short	12,303

4. Offsetting Assets and Liabilities:

The Fund is subject to various netting arrangements with select counterparties (“Master Agreements”). Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty.

Since different types of transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Fund to close out and net its total exposure to a specific counterparty entity in the event of a default with respect to all the transactions governed under a single agreement with a specific counterparty entity.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Securities and U.S. dollar cash are generally the preferred forms of collateral. Securities and cash pledged as collateral are reflected as assets on the Consolidated Statement of Assets and Liabilities as either a component of investments at value (securities) or cash pledged as collateral for futures contracts and swap contracts (cash). The market value of any securities received as collateral is not reflected as a component of NAV. The Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY
ALTERNATIVES FUND
JUNE 30, 2026
(Unaudited)

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by a Fund and select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add additional counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third party custodian.

The following is a summary by counterparty of the value of OTC financial derivative instruments and collateral (received)/pledged by counterparty of the Fund as of June 30, 2026 ($ Thousands):

	Financial Derivative Assets					Financial Derivative Liabilities
	Forward Foreign Currency Contracts	Purchased Options and Swaptions	Swaps Contracts	Total Over the Counter	Forward Foreign Currency Contracts	Written Options and Swaptions	Swaps Contracts	Reverse Repurchase Agreements	Total Over the Counter	Net Amount	Collateral (Received) Pledged	Net Exposures (1)
Bank of America	$-	$-	$1,392	$1,392	$-	$-	$2,228	$20,832	$23,060	$(21,668)	$10,268	$(11,400)
Barclays	-	-	113	113	-	-	-	-	-	113	-	113
BNP Paribas	-	-	811	811	-	-	260	-	260	551	-	551
Citigroup	-	-	-	-	-	-	-	1,596	1,596	(1,596)	-	(1,596)
Deutsche Bank	-	-	-	-	-	-	279	-	279	(279)	-	(279)
Goldman Sachs	-	-	1,707	1,707	-	-	2,149	-	2,149	(442)	442	-
JPMorgan Chase	-	186	640	826	-	71	538	-	609	217	-	217
Morgan Stanley	-	3,420	1,024	4,444	-	-	433	-	433	4,011	-	4,011
Nomura Securities International	-	10,530	477	11,007	-	10,894	591	-	11,485	(478)	478	-
Societe Generale	-	-	-	-	-	-	208	-	208	(208)	208	-
State Street	143	-	-	143	-	-	-	-	-	143	-	143
UBS	-	-	1,589	1,589	-	-	-	-	-	1,589	-	1,589
	$143	$14,136	$7,753	$22,032	$-	$10,965	$6,686	$22,428	$40,079	$(18,047)	$11,396	$(6,651)

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY
ALTERNATIVES FUND
JUNE 30, 2026
(Unaudited)

(1)	Net Exposures represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity.

5. Transactions with Affiliates:

Certain officers of the Trust are also employees of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

The services provided by the CCO and his staff are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by Securities and Exchange Commission (“SEC”) regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

6. Administration, Distribution, Custodian and Transfer Agent Agreements:

The Fund and the Administrator are parties to an Administration Agreement, under which the Administrator provides management and administrative services to the Fund. For these services, the Administrator is paid an asset-based fee, subject to certain minimums, which will vary depending on the number of share classes and the average daily net assets of the Fund. For the six months ended June 30, 2026, the Fund accrued Administration fees of ($ Thousands) $540 for these services.

The Trust and the Distributor are parties to a Distribution Agreement. The Distributor receives no fees under the Agreement.

Brown Brothers Harriman & Co. acts as custodian (the “Custodian”) for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

SS&C Global Investor & Distribution Solutions, Inc. serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust.

Pursuant to the Amended and Restated Distribution and Service Plan, the Fund’s Class A Shares bear 12b-1 fees at an annual rate of 0.25% of the average daily net assets of such Fund attributable to Class A Shares. Payments of the 12b-1 fee may be made without regard to expenses actually incurred. The Fund Class I shares are not subject to 12b-1 fees.

7. Investment Advisory Agreement and Investment Sub-Advisory Agreements:

Under the terms of an investment advisory agreement, the FS Fund Advisor, LLC (the “Adviser”) provides investment advisory services to the Fund. The Adviser is entitled to a fee, which is calculated daily and paid monthly at an annual rate of 1.25% of the Fund’s average daily net assets.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY
ALTERNATIVES FUND
JUNE 30, 2026
(Unaudited)

The Adviser has contractually agreed to reduce fees and/or reimburse expenses to the extent necessary to keep total annual Fund operating expenses (excluding management fees, distribution or servicing fees, interest, taxes, brokerage fees and commissions and other costs and expenses relating to the securities that are purchased and sold by the Fund, dividends and interest paid on short positions, acquired fund fees and expenses, fees and expenses incurred in connection with tax reclaim recovery services, other expenditures which are capitalized in accordance with GAAP, and extraordinary expenses (as determined in the sole discretion of the Adviser) (collectively, “excluded expenses”)) from exceeding 0.25% of the Fund’s average daily net assets until April 30, 2027. Refer to waiver of investment advisory fees and reimbursement from Adviser on the Consolidated Statement of Operations for fees waived for the six months ended June 30, 2026. The Adviser may recover all or a portion of its fee reductions or expense limitations within a three-year period from the year in which it reduced its fee or reimbursed expenses if the Fund’s total annual Fund operating expenses are below the expense limitation. This agreement may be terminated: (i) by the Board for any reason at any time, or (ii) by the Adviser, upon ninety (90) days prior written notice to the Trust, effective as of the close of business on April 30, 2027.

If at any point total annual Fund operating expenses (not including excluded expenses) are below the levels as set forth above, the Adviser may receive from the Fund the difference between the total annual Fund operating expenses (not including excluded expenses) and the levels set forth above to recover all or a portion of its prior fee reductions or expense reimbursements made during the preceding three-year period up to the expense cap in place at the time the expenses were waived, during which this agreement was in place.

The following table describes the amounts accrued pursuant to the Expense Limitation Agreement that the Adviser has agreed to pay for the six months ended June 30, 2026. These amounts may be subject to conditional repayment by the Fund as described below ($ Thousands).

	Expiring Years Ended December 31
2026	2027	2028	2029
$354	$—	$92	$739

The Fund seeks to achieve its investment objective through a multi-manager approach by which the Adviser allocates the assets of the Fund among a number of (i) asset managers (the “Underlying Managers”) that directly manage a portion of the Fund assets in alternative investment strategies, and (ii) alternative beta providers (“Alternative Beta Providers”) that offer the Fund exposure to the “beta” portion — or market-related portion — of the returns of particular investment strategies (“Alternative Beta Strategies”). The Underlying Managers each serve as sub-advisers to the Fund.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY
ALTERNATIVES FUND
JUNE 30, 2026
(Unaudited)

The Alternative Beta Providers provide the Fund with exposure to Alternative Investment Strategies but are not sub-advisers to the Fund.

The Adviser engages the following entities as Underlying Managers to provide investment management services to the Fund: MidOcean Credit Fund Management, L.P., Mariner Investment Group LLC, and Waterfall Asset Management, LLC.

8. Investment Transactions:

The cost of security purchases and the proceeds from security sales, other than short-term investments, for the six months ended June 30, 2026, were as follows ($ Thousands):

Purchases
U.S. Government	$13,072,191
Other	383,468
Sales
U.S. Government	$13,050,638
Other	793,265

9. Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to Distributable Earnings/(Loss) and Paid-in Capital, as appropriate, in the period that the differences arise.

As of December 31, 2025, the permanent differences charged or credited to distributable earnings (loss) and paid-in capital are primarily attributable to investments in wholly-owned controlled foreign corporations, were as follows ($ Thousands):

Distributable	Paid-in
Earnings	Capital
$3,865	$(3,865)

The tax character of distributions declared during the years ended December 31, 2025 and 2024, were as follows ($ Thousands):

		Long-Term Capital
	Ordinary Income	Gain	Total
2025	$51,309	$14,867	$66,176
2024	41,952	6,123	48,075

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY
ALTERNATIVES FUND
JUNE 30, 2026
(Unaudited)

As of December 31, 2025, the components of distributable earnings on a tax basis were as follows ($ Thousands):

Undistributed Ordinary Income	$7,718
Undistributed Long-Term Capital Gain	8,955
Other Temporary Differences	(10,127)
Unrealized Appreciation (Depreciation)	26,098
Total Distributable Earnings (Accumulated Losses)	$32,644

For Federal income tax purposes the difference between Federal tax cost and book cost primarily relates to losses from wash sales, GAAP amortization adjustment, perpetual bonds, constructive sales gain adjustments, and Section 305(c) basis adjustments, which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years. The Federal tax cost and aggregate gross unrealized appreciation and depreciation for the investments held by the Fund at June 30, 2026, were as follows ($ Thousands):

	Aggregate Gross	Aggregate Gross	Net Unrealized
Federal Tax Cost	Unrealized Appreciation	Unrealized Depreciation	Appreciation
$3,140,903	$52,858	$(40,699)	$12,159

10. Concentration of Risks:

Unless otherwise specified, references below to investments by the Fund refer to direct investments made or held by the Fund and/or indirect investments to which the Fund may have exposure through an Alternative Beta Strategy (i.e., a strategy that offers a Fund exposure to the “beta” portion -- or market-related portion -- of the returns of particular investment strategies).

Market Risk — Investments in securities, in general, are subject to market risks, including increased volatility, illiquidity, or other potentially adverse effects in response to changing market conditions, inflation, changes in interest rates, market disruptions caused by local or regional events such as war, acts of terrorism, the spread of infectious illness (including epidemics and pandemics) or other public health issues, recessions or other events or adverse investor sentiment that may cause their prices to fluctuate over time. An investment in the Fund may lose money.

Interest Rate Risk — Interest rate risk is the risk that prices of fixed income securities generally increase when interest rates decline and decrease when interest rates increase. The Fund may lose money if short-term or long-term interest rates rise sharply or otherwise change in a manner not anticipated by the Adviser or Wilshire  Advisors LLC (“Wilshire”). Changing interest rates may have unpredictable effects on the markets and may affect the value and liquidity of instruments held by the Fund.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY
ALTERNATIVES FUND
JUNE 30, 2026
(Unaudited)

Credit/Default Risk — An issuer or guarantor of fixed income securities or instruments held by the Fund may default on its obligation to pay interest and principal when due or default on any other obligation, which may impair the liquidity and value of the Fund’s investment. In addition, the Fund may incur expenses in an effort to protect the Fund’s interests or enforce its rights against an issuer, guarantor or counterparty or may be hindered or delayed in exercising these rights.

Mortgage-Backed and Other Asset-Backed Securities Risk — MBS and other ABS are subject to Credit/Default Risk, Interest Rate Risk, and Prepayment Risk, which are discussed in the “Principal Risks” section of the Fund’s prospectus, as well as the risk of declining values of underlying collateral assets. Small movements in interest rates may dramatically affect the value of certain mortgage-backed and asset-backed securities. The following provides additional information on certain of these and other risks associated with investments in MBS and ABS.

General MBS Risk. MBS may experience significantly greater price and yield volatility than traditional debt securities. In some cases, price and yield volatility in MBS can be substantial, including the potential for a complete loss of expected future cash flow based on the prepayment behavior of underlying borrowers. The price and yield sensitivity of IO and principal-only securities may be much greater than that of the underlying pass-through security with respect to unanticipated changes in prepayments, interest rates and other factors.

Prepayment rates for underlying borrowers are a key determinant of the cash flow behavior of MBS generally, and for IO bonds in particular, and are influenced by changes in current interest rates and a variety of other factors including but not limited to economic, geographic, social, and other factors, which cannot be predicted with certainty. Both adjustable-rate mortgage loans and fixed rate mortgage loans may be subject to a greater rate of principal prepayments in a declining interest rate environment and to a lower rate of principal prepayments in an increasing interest rate environment. Changes in prepayment behavior of underlying borrowers is often to the detriment of MBS. Prepayment volatility is an important risk factor for holders of MBS, and may materially impact the performance of the Fund including the potential for a complete loss of expected future cash flows on IO investments.

Agency MBS Risk. Agency MBS are subject to all risks generally applicable to MBS, but protection from credit losses is generally subject to a guarantee from the issuing or guaranteeing U.S. government agency. There is no guarantee that such credit support will exist in the future. Further, this guarantee is not intended to protect against non-credit related investment losses, including but not limited to the impact of loan prepayment behavior, interest rate movements, reduction in interest proceeds, changes in the timing of principal repayment and other factors not explicitly related to a credit loss. No agency guarantee should be viewed as a complete protection against capital depreciation.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY
ALTERNATIVES FUND
JUNE 30, 2026
(Unaudited)

Non-Agency Residential MBS/Commercial MBS/ABS (“Non-Agency Assets”) Risk. Non-Agency Assets are not issued by U.S. government agencies or instrumentalities, but by private entities such as banks, savings and loans, mortgage bankers, securitization vehicles and other nongovernmental issuers, and are not guaranteed by the U.S. government or any agency. Accordingly, Non-Agency Assets are subject to heightened risk of loss, including but not limited to the loss of principal or credit risk.

Prepayment Risk — The Fund faces prepayment risk with respect to certain fixed-income investments. When interest rates fall, certain fixed income obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields, potentially reducing overall Fund returns.

Convertible Securities Risk — If market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risks that apply to the underlying common stock. “Mandatory” convertible bonds, which must be converted into common stock by a certain date, may be more exposed to the risks of the underlying common stock.

Non-Investment Grade Fixed Income Securities Risk — Non-investment grade fixed income securities and unrated securities of comparable credit quality (commonly known as “junk bonds”) are considered speculative and are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations, increased risk of price volatility, increased risk of illiquidity and other risks.

Structured Products and Structured Notes Risk — A structured product may decline in value due to changes in the underlying instruments on which the product is based. The cash flow or rate of return on the underlying investments may be apportioned among the newly issued securities to create different investment characteristics, such as varying maturities, credit quality, payment priorities and interest rate provisions. The cash flow or rate of return on a structured investment may be determined by applying a multiplier to the rate of total return on the underlying investments or referenced indicator. Application of a multiplier is comparable to the use of financial leverage, a speculative technique.

Holders of structured products indirectly bear risks associated with the underlying investments, index or reference obligation, and are subject to counterparty risk. Structured products are generally privately offered and sold, and thus, are not registered under the securities laws. Certain structured products may be thinly traded or have a limited trading market and may have the effect of increasing the Fund’s illiquidity to the extent that the Fund, at a particular point in time, may be unable to find qualified buyers for these securities. Structured notes are derivative securities for which the amount of principal repayment and/or interest payments is based on the movement of one or more “factors.” Investments in structured notes involve risks including interest rate risk, credit risk and market risk. Where the Fund’s investments in structured notes are based upon the movement of one or more factors, depending on the factor used and the use of multipliers or deflators, changes in interest rates and movement of the factor may cause significant price fluctuations.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY
ALTERNATIVES FUND
JUNE 30, 2026
(Unaudited)

Fixed Income Risk — The price of fixed-income securities responds to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers. Rising interest rates generally will cause the price of bonds and other fixed-income debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the Fund having to reinvest the proceeds in lower yielding securities. Bonds and other fixed-income debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a fixed-income security will fail to make timely payments of principal or interest and the security will go into default. Loans and other direct indebtedness involve the risk that the Fund will not receive payment of principal, interest and other amounts due in connection with these investments, which depend primarily on the financial condition of the borrower.

Event-Driven Trading Risk — The Fund may seek to profit from the occurrence of specific corporate or other events. A delay in the timing of these events, or the failure of these events to occur at all, may have a significant negative effect on the Fund’s performance.

Arbitrage Strategies Risk — The Fund may purchase securities at prices only slightly below the anticipated value to be paid or exchanged for such securities in a merger, exchange offer or cash tender offer, and substantially above the prices at which such securities traded immediately prior to announcement of the transaction. If there is a perception that the proposed transaction will not be consummated or will be delayed, the market price of the security may decline sharply.

The Fund may also employ convertible arbitrage investing strategies, which involve investing in convertible securities that appear incorrectly valued relative to their theoretical value. Convertible arbitrage strategies generally involve spreads between two or more positions. To the extent the price relationships between such positions remain constant, no gain or loss on the position will occur. Such positions do, however, entail a substantial risk that the price differential could change unfavorably, causing a loss. The success of convertible arbitrage investing activities will depend on the Adviser’s and/or an Underlying Manager’s ability to identify and exploit price discrepancies in the market. Identification and exploitation of market opportunities involve uncertainty. No assurance can be given that the Adviser and/or an Underlying Manager will be able to locate investment opportunities or to correctly exploit price discrepancies.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY
ALTERNATIVES FUND
JUNE 30, 2026
(Unaudited)

Equity Risk — The prices of equity securities in which the Fund holds long and short positions may rise and fall daily. A variety of factors can negatively impact the value of equity securities, including factors affecting individual companies, industries, securities markets or economies.

Commodities Risk — To the extent that the Fund gains exposure to the commodities markets, such exposure may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or sectors affecting a particular industry or commodity, such as drought, floods, weather, embargoes, tariffs and international economic, political and regulatory developments. The prices of certain commodities may fluctuate widely due to factors such as changes in value, supply and demand and governmental regulatory policies. Some commodity-linked investments are issued by companies in the financial services sector, including the banking, brokerage and insurance sectors. As a result, events affecting issuers in the financial services sector may cause the Fund’s share value to fluctuate.

Currency Risk — The Fund’s returns may be adversely impacted by changes in currency exchange rates.

Swap Agreements Risk — In a typical swap transaction, two parties agree to exchange the return earned on a specified underlying reference for a fixed return or the return from another underlying reference during a specified period of time. Swaps may be difficult to value and may be illiquid. Swaps could result in Fund losses if the underlying asset or reference does not perform as anticipated. Swaps create significant investment leverage such that a relatively small price movement in a swap may result in immediate and substantial losses to the Fund. The Fund may only close out a swap with its particular counterparty, and may only transfer a position with the consent of that counterparty. Certain swaps, such as short swap transactions and total return swaps, have the potential for unlimited losses, regardless of the size of the initial investment. Swaps can increase the Fund’s risk exposure to underlying references and their attendant risks, such as credit risk, market risk, foreign currency risk and interest rate risk, while also exposing the Fund to correlation risk, counterparty risk, hedging risk, inflation risk, leverage risk, liquidity risk, pricing risk and volatility risk.

Model and Technology Risk — The Adviser, Underlying Managers, and Alternative Beta Providers may use investment programs that are fundamentally dependent on proprietary or licensed technology through such manager’s use of, among other things, certain hardware, software, model-based strategies, data gathering systems, order execution, and trade allocation systems, and/or risk management systems. These strategies may not be successful on an ongoing basis or could contain errors, omissions, imperfections, or malfunctions. These errors may result in, among other things, execution and allocation failures and failures to properly gather and organize large amounts of data from third parties and other external sources.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY
ALTERNATIVES FUND
JUNE 30, 2026
(Unaudited)

Derivatives Risk — The Fund may invest in Financial Instruments, including swap agreements, futures contracts, forwards and other derivative instruments, that may involve risks different from, or greater than, those associated with more traditional investments. Due to leverage, small changes in the value of the Financial Instruments’ reference assets, rates, or indexes may produce disproportionate losses to the Fund. The value of Financial Instruments may not move as expected relative to the value of the reference assets, rates or indexes. Financial Instruments used for hedging purposes may not hedge risks as expected, and Financial Instruments used for non-hedging purposes may not provide the anticipated investment exposure. Financial Instruments may be highly illiquid, and the Fund may not be able to close out or sell a Financial Instrument position at a particular time or at an anticipated price. Various legislative and regulatory initiatives may impact the availability, liquidity and cost of derivatives. Financial Instruments also may be subject to interest rate risk, currency risk and counterparty risk.

Foreign Investments and Emerging Markets Risk — The Fund may invest in the securities of non-U.S. issuers, including those located in developing countries, which securities involve risks beyond those associated with investments in U.S. securities. These risks may relate to foreign political, social and economic matters, less developed markets, political immobility and less developed legal and accounting practices.

Multi-Manager and Allocation Risk — The success of the Fund’s investment strategy depends on, among other things, the Adviser’s ability, based on recommendations from Wilshire, to select Underlying Managers, Alternative Beta Providers and Alternative Investment Strategies to implement the Fund’s investment objective and the Adviser’s success in allocating assets, based on recommendations from Wilshire, to those Underlying Managers and Alternative Beta Providers. The Fund’s Underlying Managers and/or Alternative Beta Strategies may underperform the market generally or underperform other investment managers that could have been selected for the Fund. In addition, some Underlying Managers may have little or no experience managing assets for an open-end fund, which is different from the hedge funds and similar vehicles with which most Underlying Managers have expertise. Mutual funds, unlike hedge funds (with which the Underlying Managers are experienced), are subject to daily inflows and outflows of securities and cash and are subject to certain legal and tax-related restrictions on their investments and operations, including, for example, restrictions on illiquid investments and leverage. Accordingly, an Underlying Manager may not be able to achieve the level of returns for the Fund that the Underlying Manager would be able to achieve if it were managing the same strategy in a hedge fund or similar investment vehicle.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY
ALTERNATIVES FUND
JUNE 30, 2026
(Unaudited)

Loans and Other Direct Indebtedness Risk — Investments in loans (through both assignments and participations) are generally subject to the same risks as investments in other types of debt instruments, including, in many cases, investments in high yield bonds. There may be limited public information available regarding loans and loans may be difficult to value. If the Fund holds a loan through another financial institution, or relies on a financial institution to administer the loan, its receipt of principal and interest on the loan may be subject to the credit risk of that financial institution. It is possible that collateral securing a loan, if any, may be insufficient or unavailable to the Fund, and that the Fund’s rights to collateral may be limited by bankruptcy or insolvency laws. In addition, the secondary market for loans may be subject to irregular trading activity and wide bid/ask spreads, which may cause the Fund to be unable to realize the full value of its investment in a loan. Loans may have extended settlement periods that exceed seven days and, accordingly, may be considered illiquid. Purchases and sales of loans in the secondary market generally are subject to contractual restrictions that may delay the Fund’s ability to make timely redemptions.

Loans may not be considered “securities,” and purchasers, such as the Fund, therefore may not be entitled to rely on the anti-fraud protections of the federal securities laws.

High Portfolio Turnover Risk — Active and frequent trading of the Fund’s portfolio securities may result in increased transaction costs to the Fund, including brokerage commissions, dealer mark-ups and other transaction costs, which could reduce the Fund’s return.

Volatility Risk — The Fund may have investments that appreciate or decrease significantly in value over short periods of time. This may cause the Fund’s net asset value (“NAV”) per share to experience significant increases or declines in value over short periods of time, however, all investments long- or short-term are subject to risk of loss.

Counterparty Risk — The stability and liquidity of many derivative transactions depends in large part on the creditworthiness of the parties to the transactions. If a counterparty to such a transaction defaults, exercising contractual rights may involve delays or costs for the Fund. Furthermore, there is a risk that a counterparty could become the subject of insolvency proceedings, and that the recovery of securities and other assets from such counterparty will be delayed or be of a value less than the value of the securities or assets originally entrusted to such counterparty.

Market Capitalization Risk (Small-, Mid- and Large-Cap Stocks Risk) — To the extent the Fund emphasizes small-, mid-, or large-cap stocks, it takes on the associated risks. At any given time, any of these market capitalizations may be out of favor with investors. Small- or mid-cap capitalization stocks may be more volatile and more affected by sector or market events than larger-capitalization stocks.

Short Sales Risk — A short sale of a security involves the theoretical risk of unlimited loss because of increases in the market price of the security sold short. The Fund’s use of short sales, in certain circumstances, can result in significant losses.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY
ALTERNATIVES FUND
JUNE 30, 2026
(Unaudited)

Hedging Transactions Risk — The Fund may invest in securities and utilize financial instruments for a variety of hedging purposes. Hedging transactions may limit the opportunity for gain if the value of the portfolio position should increase. There can be no assurance that the Fund will engage in hedging transactions at any given time, even under volatile market conditions, or that any hedging transactions the Fund engages in will be successful. Moreover, it may not be possible for the Fund to enter into a hedging transaction at a price sufficient to protect its assets. The Fund may not anticipate a particular risk so as to hedge against it.

Investment Style Risk — Different investment styles (e.g., “growth”, “value” or “quantitative”) tend to shift in and out of favor depending upon market and economic conditions and investor sentiment. The Fund employs various non-traditional and alternative investment styles, and may outperform or underperform other funds that invest in similar asset classes but employ different investment styles. Risks also exist that Underlying Managers may fail to fully adhere to stated or agreed-upon investment strategies and goals. An Underlying Manager may make certain changes to the strategies that the manager has previously used, may not use such strategies at all, may use additional strategies or may lose a license permitting the use of a proprietary model. Such changes may not be fully disclosed to the Fund’s Board of Trustees or the Adviser. As a result, the Fund’s portfolio could correlate with broader securities markets more closely than anticipated, or may otherwise fail to achieve desired performance.

Alternative Beta Strategies seek to generate returns through exposure to portfolios of risky assets that are selected based on non-traditional criteria. These strategies may involve elevated risk insofar as they may not involve detailed, issuer-specific fundamental analysis. Alternative Beta Strategies may give the Fund exposure to individual issuers that face significant operational, financial, regulatory or other challenges.

Rule 144A and Other Exempted Securities Risk — The Fund may invest in privately placed and other securities or instruments exempt from SEC registration (collectively “private placements”), subject to liquidity and other regulatory restrictions. In the U.S. market, private placements are typically sold only to qualified institutional buyers, or qualified purchasers, as applicable. An insufficient number of buyers interested in purchasing private placements at a particular time could affect adversely the marketability of such investments and the Fund might be unable to dispose of them promptly or at reasonable prices, subjecting the Fund to liquidity risk.

In addition, the Fund may seek exposure to Regulation S Securities through investment in one or more Subsidiaries. Regulation S securities may be less liquid than publicly traded securities as a result of legal or contractual restrictions on resale. Regulation S Securities may be resold in privately negotiated transactions but the price realized in such resales could be less than the amount originally paid. Further, because Regulation S Securities are not publicly traded, they may not be subject to the same disclosure and other investor protection requirements that would be applicable to publicly traded securities. As a result, Regulation S securities may involve a high degree of business and financial risk and may result in losses.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY
ALTERNATIVES FUND
JUNE 30, 2026
(Unaudited)

Valuation Risk — The sales price the Fund could receive for any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair value methodology. Investors who purchase or redeem Fund shares on days when the Fund is holding fair-valued securities may receive fewer or more shares or lower or higher redemption proceeds than they would have received if the Fund had not fair-valued the security or had used a different valuation methodology.

Leverage Risk — Leverage occurs when the Fund directly or indirectly increases its assets available for investment using borrowings, short sales, Financial Instruments, or similar instruments or techniques. The use of leverage may make any change in the Fund’s NAV greater than it otherwise would be and thus result in increased volatility of returns and the risk that the Fund will lose more than it has invested or the margin it supplies to its counterparty on the instrument. Leverage can also create interest or other transactional expenses that may lower the Fund’s overall returns. The use of leverage may cause the Fund to liquidate portfolio positions at disadvantageous times in order to satisfy its obligations or to meet any asset segregation or position coverage requirements.

Cyber Security and Operational Risk — The Fund and its service providers may experience disruptions that arise from breaches in cyber security, human error, processing and communications errors, counterparty or third-party errors, technology or systems failures, any of which may have an adverse impact on the Fund. Failures or breaches of the electronic systems of the Fund, the Fund’s adviser, distributor, and other service providers, or the issuers of securities in which the Fund invests have the ability to cause disruptions and negatively impact the Fund’s operations, potentially resulting in financial losses to the Fund and its shareholders.

Issuer Risk — An issuer in which the Fund invests or to which it has exposure may perform poorly, and the value of its loans or securities may therefore decline, which would negatively affect the Fund’s performance. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters, the spread of infectious illness (including epidemics and pandemics) or other events, conditions or factors.

Liquidity Risk — Although the Fund will invest primarily in liquid, publicly traded securities, the Fund may make investments that may be illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value and more difficult to sell in response to redemption requests than liquid investments. If the Fund must sell illiquid or less liquid assets to meet redemption requests or other cash needs, it may be forced to sell at a loss.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY
ALTERNATIVES FUND
JUNE 30, 2026
(Unaudited)

Regulatory Risk — Legal, tax, and regulatory developments may adversely affect the Fund. The regulatory environment for the Fund is evolving, and changes in the regulation of investment funds, their managers, and their trading activities and capital markets, or a regulator’s disagreement with the Fund’s interpretation of the application of certain regulations, may adversely affect the ability of the Fund to pursue its investment strategy, its ability to obtain leverage and financing, and the value of investments held by the Fund.

Tax Risk — To comply with its asset diversification test applicable to a RIC, the Fund will limit its investments in the Subsidiary to 25% of the Fund’s total assets at the end of each quarter. The Fund intends to invest in complex derivatives for which there is not clear guidance from the Internal Revenue Service (“IRS”) as to the calculation of such investments under the asset diversification test applicable to RICs. There are no assurances that the IRS will agree with the Fund’s calculation under the asset diversification test which could cause the Fund to fail to qualify as a RIC.

The tax treatment of certain commodity investments and derivative instruments in which the Fund may invest may be affected by future regulatory or legislative changes that could affect the character, timing and/or amount of the Fund’s taxable income or gains and distributions. If the Fund did not qualify as a RIC for any taxable year and certain relief provisions were not available, the Fund’s taxable income would be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. Failure to comply with the requirements for qualification as a RIC could cause the Fund to become subject to federal income tax, thereby diminishing the returns for shareholders.

Investment in Other Investment Companies Risk — As with other investments, investments in other investment companies, including ETFs, are subject to market and manager risk. In addition, if the Fund acquires shares of investment companies, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies. The Fund may invest in money market mutual funds. An investment in a money market mutual fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market mutual funds that invest in U.S. government securities seek to preserve the value of the fund’s investment at $1.00 per share, it is possible to lose money by investing in a stable NAV money market mutual fund. Moreover, SEC rules require prime money market mutual funds to use floating NAVs that do not preserve the value of the fund’s investment at $1.00 per share.

Custody Risk — The Fund invests in securities markets that are less developed than those in the U.S., which may expose the Fund to risks in the process of clearing and settling trades and the holding of securities by local banks, agents and depositories. The less developed a country’s securities market is, the greater the likelihood of custody problems.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY
ALTERNATIVES FUND
JUNE 30, 2026
(Unaudited)

Subsidiary Risk — By investing in a Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by the Fund and are subject to the same risks that apply to similar investments if held directly by the Fund. The Subsidiary is not registered under the 1940 Act, and unless otherwise noted in the Fund’s prospectus, is not subject to all the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or Subsidiary to continue to operate as it does currently and could adversely affect the Fund.

Non-U.S. Government Securities Risk — Foreign sovereign debt securities are subject to the risks that: (i) the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or interest when it becomes due, due to factors such as debt service burden, political constraints, cash flow problems and other national economic factors; (ii) governments may default on their debt securities, which may require holders of such securities to participate in debt rescheduling or additional lending to defaulting governments; and (iii) there is no bankruptcy proceeding by which defaulted sovereign debt may be collected in whole or in part.

Real Estate-Related Investment Risk — Investments in REITs and in securities of other companies (wherever organized) principally engaged in the real estate industry subject the Fund to, among other things, risks similar to those of direct investments in real estate and the real estate industry in general. These include risks related to general and local economic conditions, possible lack of availability of financing and changes in interest rates or property values. REITs are entities that either own properties or make construction or mortgage loans, and also may include operating or finance companies. The value of interests in a REIT may be affected by, among other factors, changes in the value of the underlying properties owned by the REIT, changes in the prospect for earnings and/or cash flow growth of the REIT itself, defaults by borrowers or tenants, market saturation, decreases in market rates for rents, and other economic, political, or regulatory matters affecting the real estate industry, including REITs. REITs and similar non-U.S. entities depend upon specialized management skills, may have limited financial resources, may have less trading volume in their securities, and may be subject to more abrupt or erratic price movements than the overall securities markets. U.S. REITs are also subject to the risk of failing to qualify for favorable tax treatment under the Code. Some REITs (especially mortgage REITs) are affected by risks similar to those associated with investments in debt securities including changes in interest rates and the quality of credit extended.

Highly Leveraged Transactions Risk — The loans or other debt instruments in which the Fund invests may include highly leveraged transactions whereby the borrower assumes large amounts of debt in order to have the financial resources to attempt to achieve its business objectives. Loans or other debt instruments that are part of highly leveraged transactions involve a greater risk (including default and bankruptcy) than other investments.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY
ALTERNATIVES FUND
JUNE 30, 2026
(Unaudited)

Non-Diversification Risk — The Fund is classified as a “nondiversified” investment company, which means that the percentage of its assets that may be invested in the securities of a single issuer is not limited by the 1940 Act. As a result, the Fund’s investment portfolio may be subject to greater risk and volatility than if investments had been made in the securities of a broad range of issuers.

Activist Strategies Risk — The Fund may purchase securities of companies that are the subject of proxy contests or which activist investors are attempting to influence, in the expectation that new management or a change in business strategies will cause the price of such company’s securities to increase. There is a risk that the market price of the company’s securities will fall if the proxy contest, or the new management, is not successful.

Exchange-Traded Product Risk — The Fund may invest in long (or short) positions in ETFs, ETVs and ETNs (collectively with ETFs and ETVs, “ETPs”). Through its positions in ETPs, the Fund will be subject to the risks associated with such vehicles’ investments, including the possibility that the value of the securities or instruments held by an ETP could decrease (or increase), and will bear its proportionate share of the ETP’s fees and expenses. In addition, certain of the ETPs may hold common portfolio positions, thereby reducing any diversification benefits.

Limited Capacity Risk — Alternative investment strategies utilized by the Fund may have limited capacity, and the Adviser may not be able to allocate as much of the Fund’s assets to one or more alternative investment strategies as it desires. This capacity limitation may negatively impact the performance and portfolio composition of the Fund.

Preferred Stock Risk — Preferred stock is a type of stock that generally pays dividends at a specified rate and that has preference over common stock in the payment of dividends and the liquidation of assets. Preferred stock does not ordinarily carry voting rights. The price of a preferred stock is generally determined by earnings, type of products or services, projected growth rates, experience of management, liquidity, and general market conditions of the markets on which the stock trades. The most significant risks associated with investments in preferred stock include issuer risk, market risk and interest rate risk (i.e., the risk of losses attributable to changes in interest rates).

U.S. Government Securities Risk — The U.S. government may not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises that have issued debt securities that may be held by the Fund. Such issuers may not have the funds to meet their payment obligations in the future.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY
ALTERNATIVES FUND
JUNE 30, 2026
(Unaudited)

Contracts for Differences Risk — As is the case with owning any financial instrument, there is the risk of loss associated with buying a contracts for differences (“CFD”). There may be liquidity risk if the underlying instrument is illiquid because the liquidity of a CFD is based on the liquidity of the underlying instrument. Adverse movements in the underlying security will require the buyer to post additional margin. CFDs also carry counterparty risk, i.e., the risk that the counterparty to the CFD transaction may be unable or unwilling to make payments or to otherwise honor its financial obligations under the terms of the contract. If the counterparty were to do so, the value of the contract may be reduced. To the extent that there is an imperfect correlation between the return on the Fund’s obligation to its counterparty under the CFDs and the return on related assets in its portfolio, the CFD transaction may increase the Fund’s financial risk.

Depositary Receipts Risk — Depositary receipts are certificates evidencing ownership of shares of a foreign issuer that are issued by depositary banks and generally trade on an established market. Depositary receipts are subject to many of the risks associated with investing directly in foreign securities, including, among other things, political, social and economic developments abroad, currency movements, and different legal, regulatory and tax environments.

Municipal Securities Risk — Municipal securities, like other fixed income securities, rise and fall in value in response to economic and market factors, primarily changes in interest rates, and actual or perceived credit quality. Rising interest rates will generally cause municipal securities to decline in value. Longer-term securities respond more sharply to interest rate changes than do shorter-term securities. A municipal security will also lose value if, due to rating downgrades or other factors, there are concerns about the issuer’s current or future ability to make principal or interest payments. State and local governments rely on taxes and, to some extent, revenues from private projects financed by municipal securities, to pay interest and principal on municipal debt. Poor statewide or local economic results or changing political sentiments may reduce tax revenues and increase the expenses of municipal issuers, making it more difficult for them to meet their obligations. Actual or perceived erosion of the creditworthiness of municipal issuers may reduce the value of the Fund’s holdings. As a result, the Fund will be more susceptible to factors that adversely affect issuers of municipal obligations than a mutual fund that does not have as great a concentration in municipal obligations.

Unregistered Fund Risk — Unlike the Fund, unregistered funds are not subject to the investor protections provided under the 1940 Act. Accordingly, (i) the relationship between the unregistered fund and its adviser will not be regulated by the 1940 Act; (ii) unregistered funds are not required to have a majority of disinterested directors; (iii) unregistered funds are not subject to the various custody and safekeeping provisions under the 1940 Act designed to protect fund assets; and (iv) unregistered funds are not subject to the various investment limitations under the 1940 Act. The Fund’s performance is subject to the risks associated with the securities and other investments held by an unregistered fund in which the Fund may invest. The ability of the Fund to achieve its investment objective may depend upon the ability of an unregistered fund to achieve its investment objectives. When the Fund invests in an unregistered fund, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the unregistered fund’s expenses.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY
ALTERNATIVES FUND
JUNE 30, 2026
(Unaudited)

As part of the Fund’s investments in unregistered funds, the Fund may invest in limited partnership interests. There may be fewer protections afforded to investors in a limited partnership than investors in a corporation. In addition, limited partnerships may be subject to state taxation in certain jurisdictions which may reduce the amount of income paid by the limited partnership to its investors. In addition, investments in limited partnerships may be illiquid and may not have daily pricing information available for their investors, which will require the Fund to employ fair value procedures to value its holdings in such investments.

Warrants and Rights Risk — Warrants and rights do not carry with them the right to dividends or voting rights with respect to the securities that they entitle the holder to purchase, and they do not represent any rights in the assets of the issuer. As a result, warrants and rights may be considered more speculative than certain other types of equity-like securities. In addition, the values of warrants and rights do not necessarily change with the values of the underlying securities or commodities and these instruments cease to have value if they are not exercised prior to their expiration dates.

Bitcoin Risk and Bitcoin Futures Contracts Risk — While the Fund may only invest up to 5% of its net assets in Bitcoin-related investments, such investments subject the Fund to additional risks associated with a non-principal investment strategy in Bitcoin-related investments as described below.

The value of the Fund’s investments in Bitcoin-related instruments, including Bitcoin futures and ETFs that provide exposure to Bitcoin, is subject to fluctuations in the value of Bitcoins. The value of Bitcoins is determined by the supply of and demand for Bitcoins in the global market for the trading of bitcoins, which consist of transactions on Bitcoin Exchanges. Pricing on Bitcoin Exchanges and other venues can be volatile and can adversely affect the value of the Fund’s investments. Currently, there is a relatively small use of Bitcoins in the retail and commercial marketplace in comparison to the relatively large use of Bitcoins by speculators, thus contributing to price volatility that could adversely affect the Fund’s Bitcoin-related investments. Bitcoin transactions are irrevocable, and stolen or incorrectly transferred Bitcoins may be irretrievable. As a result, any incorrectly executed Bitcoin transactions could adversely affect the value of the Fund’s Bitcoin-related investments.

Bitcoin is generally not subject to the same degree of regulation as are registered U.S. securities. The reporting, accounting and auditing standards for Bitcoin may differ from the standards for registered U.S. securities. Furthermore, countries, including the U.S., may in the future curtail or outlaw the acquisition, use or redemption of Bitcoins.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY
ALTERNATIVES FUND
JUNE 30, 2026
(Unaudited)

Bitcoin futures contracts involve the risk that changes in their value may not move as expected relative to changes in the value of Bitcoin as the underlying reference asset. Futures contracts exhibit “futures basis.” A negative futures basis exists when cash-settled Bitcoin futures contracts generally trade at a premium to the current market value of bitcoin. If a negative futures basis exists, the Fund’s investments in Bitcoin futures contracts will generally underperform a direct investment in Bitcoin, possibly substantially and for extended periods of time. There can also be no guarantee that there will be a correlation between price movements in bitcoin futures contracts and in the price of Bitcoin.

The underlying cash or spot markets for Bitcoin are generally not regulated by the SEC or the Commodity Futures Trading Commission. Underlying bitcoin markets may not be subject to registration, licensing or fitness requirements, audit trail or trade reporting rules, market integrity rules, wash sale, spoofing or other anti-fraud rules, disaster recovery or cybersecurity requirements, surveillance requirements, or anti-money laundering rules that are as stringent as those to which national securities exchanges and futures exchanges are subject. Because of these factors, Bitcoin markets may be more susceptible to fraud and manipulation, which could adversely affect the price of Bitcoin and thereby the Fund’s investment in bitcoin futures.

The use of Bitcoin futures contracts also involves risks that are in addition to, and potentially greater than, the risks of investing directly in securities and other more traditional assets, and may be considered a speculative investment. Bitcoin futures contracts involve inherent leverage, and a purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. The Fund incurs costs in connection with opening and closing futures contracts, and there can be no assurance that a liquid market will exist at a time when the Fund seeks to close out a futures contract. For example, futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit (which may prevent the Fund from rebalancing its futures contracts on that day). The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. The Fund would remain obligated to meet collateral requirements until the position is closed.

When a Bitcoin futures contract is nearing expiration, the Fund will generally sell it and use the proceeds to buy a Bitcoin futures contract with a later expiration date. This is commonly referred to as “rolling”. Historically, Bitcoin futures contracts with a longer term to expiration have been priced higher than futures contracts with a shorter term to expiration, a relationship called “contango.” When rolling futures contracts are in contango, the Fund may sell the expiring Bitcoin futures at a lower price and buy a longer-dated Bitcoin futures at a higher price, resulting in a negative roll yield (i.e., a loss to the Fund). Bitcoin futures contracts roll on a monthly basis, unlike many futures contracts that roll on a quarterly basis, which combined with the relatively small size of the Bitcoin futures market, may cause the Fund to experience significantly higher trading costs in connection with rolling its futures contracts than similar funds that invest in some other types of futures contracts. In addition, Bitcoin futures contracts may experience high price volatility. Exchange-specified collateral requirements for Bitcoin futures contracts are substantially higher than for most other futures contracts, and may be set as a percentage of the value of the contract, which means that collateral requirements for long positions can increase if the price of the contract rises. In addition, futures commission merchants (“FCMs”) may require collateral beyond the exchange’s minimum requirement. If the Fund cannot obtain sufficient exposure through its FCMs, the Fund may not be able to achieve its investment objective.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY
ALTERNATIVES FUND
JUNE 30, 2026
(Unaudited)

The market for the Bitcoin futures contracts held by the Fund is still developing and may be subject to periods of illiquidity. During such times, it may be difficult or impossible to buy or sell a position at the desired price. Market disruptions or volatility can also make it difficult to find a counterparty willing to transact at a reasonable price and sufficient size. The Fund may experience losses, which could be significant, if it is not able to close out a futures position due to a lack of liquidity. There can be no assurance that a liquid market will exist at a time when the Fund seeks to close out a futures contract.

The Fund’s use of Bitcoin futures contracts is subject to special tax rules, which could affect the amount, timing and character of distributions to shareholders.

When the Fund enters into Bitcoin futures transactions, it will be required to post collateral, or “initial margin,” to secure its payment obligations. As the Bitcoin futures contract is marked-to-market (that is, its value is adjusted to reflect changes in its market value), the Fund will be required to pay or will receive collateral, called “variation margin,” periodically during the term of the Bitcoin futures contract depending on changes in value of the contract. In connection with entering into Bitcoin futures transactions, the Fund (through its Subsidiary) will post collateral directly to an FCM, which will typically deposit all or a portion of that collateral to a clearinghouse. All Bitcoin futures contracts in which the Fund invests are effected by an FCM through a clearinghouse associated with the exchange on which the contracts are traded. The collateral maintained by these FCMs is not subject to the regulatory protections provided by bank custody arrangements commonly employed by investment companies. Collateral posted by the Fund to an FCM is exposed to the credit risk and fraud risk of that FCM. There is no limit on the amount of collateral that the Fund may be required to post directly to any particular FCM. As a result, at any time the Fund may have substantial credit exposure to one or more FCMs and clearinghouses.

In the event of the insolvency or liquidation of an FCM to whom the Fund has posted collateral, the Fund is likely to experience substantial delays in recovering its collateral, or it may not be able to recover it at all. Any inability or unwillingness of an FCM to meet its obligation to return collateral to the Fund, including by reason of insolvency or liquidation, or any improper activity involving such FCM, would likely result in a substantial loss to the Fund. If the Fund’s FCM becomes bankrupt or insolvent, or otherwise defaults on its obligations to the Fund, the Fund may not receive all amounts owed to it in respect of its trading, despite the clearinghouse fully discharging all of its obligations. The CEA requires an FCM to segregate all funds received from its customers with respect to cleared futures transactions from such FCM’s proprietary funds. If an FCM were not to do so to the full extent required by law, the assets of an account might not be fully protected in the event of the bankruptcy of an FCM. Furthermore, in the event of an FCM’s bankruptcy, the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of an FCM’s combined customer accounts, even though certain property specifically traceable to the Fund (for example, U.S. Treasury bills deposited by the Fund) may be held by the FCM. FCM bankruptcies have occurred in which customers were unable to recover from the FCM’s estate the full amount of their funds owed and on deposit with such FCM. Such situations could arise due to various factors, or a combination of factors, including inadequate FCM capitalization, inadequate controls on customer trading and inadequate customer capital.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY
ALTERNATIVES FUND
JUNE 30, 2026
(Unaudited)

Credit risk of market participants with respect to futures contracts is concentrated in a few clearinghouses, and it is not clear how an insolvency proceeding of a clearinghouse would be conducted or what impact an insolvency of a clearinghouse would have on the financial system. In the event of the bankruptcy or insolvency of a clearinghouse, the Fund might experience a loss of funds deposited through its FCM as collateral with the clearinghouse, a loss of unrealized profits on its open positions and the loss of funds owed to it as realized profits on closed positions. Such a bankruptcy or insolvency might also cause a substantial delay before the Fund could obtain the return of funds owed to it by an FCM who was a member of such clearinghouse.

Government regulation in the U.S. and various other jurisdictions of derivative instruments may restrict the Fund’s ability to engage in, or increase the cost to the Fund of futures transactions, for example, by making futures contracts no longer available to the Fund, increasing margin or capital requirements, or otherwise limiting liquidity or increasing transaction costs. For example, the Fund’s investments in futures contracts will be treated as “derivatives” under Rule 18f-4. Pursuant to Rule 18f-4, the Trust has adopted and implemented a derivatives risk management program to govern the Fund’s use of derivatives, and the Fund’s derivatives exposure (including its use of futures contracts) will be limited through a VaR test. Rule 18f-4 may restrict the Fund’s ability to engage in certain derivatives transactions and/or increase the costs of such derivatives transactions, which could adversely affect the value or performance of the Fund.

The NAV of the Fund includes, in part, any unrealized profits or losses on an open Bitcoin futures contract. The Fund’s investments may be fair valued. Due to the potential for trading halts with respect to Bitcoin futures contracts (including as a result of forks or the triggering of the futures exchange circuit breaker), as well as Bitcoin’s historically higher volatility relative to traditional asset classes, the likelihood of such a fair value determination may be higher in the case of the Fund than for similar funds that do not invest in Bitcoin futures contracts. The fair value of an investment determined by the Adviser may be different from other value determinations of the same investment.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY
ALTERNATIVES FUND
JUNE 30, 2026
(Unaudited)

11. Concentration of Shareholders:

At June 30, 2026, the percentage of total shares outstanding held by shareholders for the Fund, which are comprised of affiliated omnibus accounts, unless otherwise indicated, that are held on behalf of various individual shareholders, was as follows:

	No. of Shareholders	% Ownership
Class A	2	69%
Class I	3	58%

12. Indemnifications:

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

13. Subsequent Events:

The Fund has evaluated the need for additional disclosures (other than what is disclosed in the preceding paragraphs) and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY
ALTERNATIVES FUND
JUNE 30, 2026
(Unaudited)

OTHER INFORMATION (FORM N-CSRS ITEMS 8-11)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The remuneration paid by the company during the period covered by the report to the Trustees on the company’s Board of Trustees is disclosed within the Statement(s) of Operations of the financial statements (Item 7).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Future Standard

P.O. Box 588

Portland, ME 04112

1-877-924-4766

Adviser:

FS Fund Advisor, LLC

3025 JFK Boulevard

Philadelphia, PA 19104

Distributor:

SEI Investments Distribution Co.

1 Freedom Valley Drive

Oaks, PA 19456

Administrator:

SEI Investments Global Funds Services

1 Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

2222 Market Street

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Fund described.

CHI-SA-002-0500

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included under Item 7.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Included under Item 7.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 16. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)), as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR § 240.13a-15(b) or § 240.15d-15(b)).

(b) There has been no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), are filed herewith.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund III

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
Principal Executive Officer

Date: September 4, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
Principal Executive Officer

Date: September 4, 2026

By (Signature and Title)	/s/ Andrew Metzger
Andrew Metzger
Principal Financial Officer

Date: September 4, 2026